                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21108

                        Pioneer Series Trust X
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Dynamic Credit Fund

 Schedule of Investments 6/30/16 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 CONVERTIBLE CORPORATE BONDS - 0.0%+

 Materials - 0.0%+

 Diversified Metals & Mining - 0.0%+

 134,843

 Mirabela Nickel, Ltd., 9.5%, 6/24/19 (144A) (0.0% cash, 9.5% PIK) (PIK)

 $

 40,453

 Steel - 0.0%+

 EURO

 73,160

 New World Resources NV, 4.0%, 10/7/20 (144A) (4.0% cash, 8.0% PIK) (PIK) (d)

 $

 12,160

 Total Materials

 $

 52,613

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $188,872)

 $

 52,613

 Shares

 PREFERRED STOCK - 0.0%+

 Telecommunication Services - 0.0%+

 Integrated Telecommunication Services - 0.0%+

 4,400

 Qwest Corp., 7.375%, 6/1/51

 $

 117,128

 TOTAL PREFERRED STOCK

 (Cost $110,000)

 $

 117,128

 CONVERTIBLE PREFERRED STOCK - 0.4%

 Consumer Durables & Apparel - 0.4%

 Home Furnishings - 0.4%

 13,100

 Sealy Corp., 8.0%, 7/15/16 (4.0% cash, 4.0% PIK) (PIK)

 $

 1,195,375

 TOTAL CONVERTIBLE PREFERRED STOCK

 (Cost $1,021,800)

 $

 1,195,375

 Shares

 COMMON STOCKS - 0.0%+

 Capital Goods - 0.0%+

 Industrial Machinery - 0.0%+

 3,071

 Liberty Tire Recycling LLC (d)

 $

 31

 Total Capital Goods

 $

 31

 Commercial Services & Supplies - 0.0%+

 Diversified Support Services - 0.0%+

 4

 IAP Worldwide Services, Inc.

 $

 4,854

 Total Commercial Services & Supplies

 $

 4,854

 Insurance - 0.0%+

 Life & Health Insurance - 0.0%+

 34,794

 TopCo. Ltd. (d)

 $

 461

 Total Insurance

 $

 461

 TOTAL COMMON STOCKS

 (Cost $11,354)

 $

 5,346

 Principal Amount ($)

 Floating

 Rate (b)

 ASSET BACKED SECURITIES - 3.9%

 Consumer Services - 0.2%

 Hotels, Resorts & Cruise Lines - 0.2%

 444,744

 Westgate Resorts 2014-1 LLC, 5.5%, 12/20/26 (144A)

 $

 441,965

 Total Consumer Services

 $

 441,965

 Banks - 3.6%

 Thrifts & Mortgage Finance - 3.6%

 499,993

 Axis Equipment Finance Receivables III LLC, 5.27%, 5/20/20 (144A)

 $

 480,092

 173,751

 Bayview Opportunity Master Fund IIa Trust 2014-20NPL, 3.721%, 8/28/44 (Step) (144A)

 174,332

 487,846

 3.72

 Bayview Opportunity Master Fund Trust 2014-15RPL, Floating Rate Note, 10/28/19 (144A)

 486,776

 219,311

 7.78

 GE Mortgage Services LLC, Floating Rate Note, 3/25/27

 134,125

 370,898

 GLC Trust 2013-1, 3.0%, 7/15/21 (144A)

 364,407

 750,000

 Leaf Receivables Funding 10 LLC, 5.21%, 7/15/21 (144A)

 748,846

 458,055

 1.95

 MortgageIT Trust 2005-1, Floating Rate Note, 2/25/35

 410,370

 294,693

 2.25

 MortgageIT Trust 2005-1, Floating Rate Note, 2/25/35

 251,954

 750,000

 Navitas Equipment Receivables LLC 2013-1, 5.82%, 6/15/19 (144A)

 750,469

 710,500

 Navitas Equipment Receivables LLC 2015-1, 5.75%, 5/17/21 (144A)

 688,634

 600,000

 4.94

 NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)

 587,190

 500,000

 Progreso Receivables Funding II LLC, 6.0%, 7/8/19 (144A)

 502,055

 215,552

 RASC Series 2003-KS5 Trust, 4.96%, 7/25/33 (Step)

 213,753

 109,807

 6.55

 Security National Mortgage Loan Trust 2007-1, Floating Rate Note, 4/25/37 (144A)

 109,865

 1,200,000

 3.69

 Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)

 1,162,034

 2,000,000

 Solarcity Lmc Series VI LLC, 4.8%, 9/21/48 (144A)

 2,008,576

 999,619

 VOLT XXV LLC, 4.5%, 6/26/45 (Step) (144A)

 947,389

 $

 10,020,867

 Total Banks

 $

 10,020,867

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 249,972

 AXIS Equipment Finance Receivables II LLC, 6.41%, 10/22/18 (144A)

 $

 249,792

 92,849

 Sierra Timeshare 2011-3 Receivables Funding LLC, 9.31%, 7/20/28 (144A)

 94,605

 $

 344,397

 Total Diversified Financials

 $

 344,397

 TOTAL ASSET BACKED SECURITIES

 (Cost $11,025,830)

 $

 10,807,229

 COLLATERALIZED MORTGAGE OBLIGATIONS - 6.9%

 Banks - 6.9%

 Thrifts & Mortgage Finance - 6.9%

 350,000

 A10 Securitization 2013-1 LLC, 4.7%, 11/17/25 (144A)

 $

 349,331

 139,000

 A10 Securitization 2013-1 LLC, 6.41%, 11/17/25 (144A)

 138,757

 1,400,000

 3.86

 ACRE Commercial Mortgage Trust 2014-FL2, Floating Rate Note, 8/15/31 (144A)

 1,343,881

 148,891

 2.38

 Bear Stearns ALT-A Trust 2003-3, Floating Rate Note, 10/25/33

 137,441

 93,747

 5.21

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 93,620

 1,600,000

 5.14

 Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, Floating Rate Note, 10/12/42

 1,586,624

 642,516

 5.21

 CD 2005-CD1 Commercial Mortgage Trust, Floating Rate Note, 7/15/44

 642,242

 37,594

 5.88

 CHL Mortgage Pass-Through Trust 2002-32, Floating Rate Note, 1/25/33

 38,509

 1,000,000

 3.21

 Citigroup Commercial Mortgage Trust 2014-GC23 REMICS, Floating Rate Note, 7/12/47 (144A)

 599,782

 715,000

 5.76

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 676,107

 220,000

 5.76

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 176,290

 1,000,000

 6.01

 COMM 2007-C9 Mortgage Trust, Floating Rate Note, 12/10/49 (144A)

 948,044

 100,000

 5.02

 COMM 2012-CCRE2 Mortgage Trust, Floating Rate Note, 8/17/45 (144A)

 94,928

 303,157

 5.46

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/33

 1,772

 1,150,000

 5.10

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38

 1,166,024

 2,050,000

 5.10

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38

 1,660,498

 343,891

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)

 217,019

 126,722

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)

 70,331

 530,147

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 500,648

 108,111

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 70,947

 570,000

 5.00

 GMAT 2013-1 Trust, Floating Rate Note, 8/25/53

 542,167

 705,000

 4.34

 GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)

 679,412

 124,211

 Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)

 122,845

 1,200,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623%, 5/12/45

 1,185,683

 1,400,000

 6.18

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, Floating Rate Note, 4/17/45

 1,036,433

 1,850,000

 6.67

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM MZ, Floating Rate Note, 10/15/19 (144A)

 1,737,650

 660,979

 4.77

 La Hipotecaria Panamanian Mortgage Trust 2007-1, Floating Rate Note, 12/23/36 (144A)

 647,759

 192,386

 Merrill Lynch Mortgage Investors Trust Series 2006-AF1, 5.75%, 8/25/36

 149,021

 1,000,000

 ORES 2014-LV3 LLC, 6.0%, 3/27/24 (144A)

 1,000,000

 1,048,392

 1.75

 RESI Finance LP 2003-D, Floating Rate Note, 12/10/35 (144A)

 876,134

 250,000

 5.58

 Springleaf Mortgage Loan Trust 2013-1, Floating Rate Note, 6/25/58 (144A)

 249,372

 29,940

 5.66

 Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Floating Rate Note, 3/15/45

 29,905

 $

 18,769,176

 Total Banks

 $

 18,769,176

 Diversified Financials - 0.0%+

 Other Diversified Financial Services - 0.0%+

 106,839

 Rialto Capital Management LLC, 2.85%, 5/15/24 (144A)

 $

 106,619

 Total Diversified Financials

 $

 106,619

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $20,348,479)

 $

 18,875,795

 CORPORATE BONDS - 66.4%

 Energy - 12.4%

 Oil & Gas Drilling - 0.4%

 1,650,000

 Rowan Companies, Inc., 5.85%, 1/15/44

 $

 1,105,665

 Oil & Gas Refining & Marketing - 1.0%

 2,910,000

 Enlink Midstream Partners, Inc., 4.25%, 6/1/25

 $

 2,681,891

 Oil & Gas Storage & Transportation - 11.0%

 4,500,000

 Boardwalk Pipelines LP, 4.95%, 12/15/24

 $

 4,426,092

 373,000

 Copano Energy LLC, 7.125%, 4/1/21

 386,297

 1,140,000

 5.85

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 820,800

 3,125,000

 Enbridge Energy Partners LP, 7.375%, 10/15/45

 3,808,769

 2,405,000

 Kinder Morgan, Inc. Delaware, 4.3%, 6/1/25

 2,462,528

 750,000

 Kinder Morgan, Inc. Delaware, 5.3%, 12/1/34

 733,050

 1,360,000

 Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45

 1,381,866

 1,450,000

 ONEOK, Inc., 6.875%, 9/30/28

 1,378,886

 805,000

 ONEOK, Inc., 7.5%, 9/1/23

 857,325

 4,567,000

 Plains All American Pipeline LP, 4.65%, 10/15/25

 4,611,058

 2,500,000

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21

 2,525,000

 2,200,000

 Sabine Pass Liquefaction LLC, 6.25%, 3/15/22

 2,260,500

 1,900,000

 The Williams Companies, Inc., 3.7%, 1/15/23

 1,681,500

 3,000,000

 The Williams Companies, Inc., 4.55%, 6/24/24

 2,755,500

 $

 30,089,171

 Total Energy

 $

 33,876,727

 Materials - 1.7%

 Metal & Glass Containers - 1.3%

 3,500,000

 Ball Corp., 5.25%, 7/1/25

 $

 3,648,750

 Steel - 0.4%

 1,000,000

 Commercial Metals Co., 4.875%, 5/15/23

 $

 945,000

 EURO

 38,709

 0.00

 New World Resources NV, Floating Rate Note, 10/7/20 (d)

 9,008

 EURO

 29,032

 0.00

 New World Resources NV, Floating Rate Note, 10/7/20 (d)

 4,182

 $

 958,190

 Total Materials

 $

 4,606,940

 Capital Goods - 3.4%

 Aerospace & Defense - 0.1%

 330,000

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 $

 306,900

 Building Products - 1.3%

 1,375,000

 Griffon Corp., 5.25%, 3/1/22

 $

 1,357,812

 1,000,000

 Masco Corp., 4.45%, 4/1/25

 1,035,100

 945,000

 Standard Industries, Inc., 5.375%, 11/15/24 (144A)

 961,538

 $

 3,354,450

 Construction & Engineering - 1.3%

 2,365,000

 AECOM, 5.75%, 10/15/22

 $

 2,412,300

 1,205,000

 Amsted Industries, Inc., 5.0%, 3/15/22 (144A)

 1,205,000

 $

 3,617,300

 Industrial Machinery - 0.7%

 1,945,000

 Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)

 $

 1,930,412

 67,501

 Liberty Tire Recycling LLC, 11.0%, 3/31/21 (0.0% cash, 11.0% PIK) (144A) (PIK) (d)

 49,951

 $

 1,980,363

 Total Capital Goods

 $

 9,259,013

 Commercial Services & Supplies - 0.3%

 Environmental & Facilities Services - 0.3%

 865,000

 Safway Group Holding LLC, 7.0%, 5/15/18 (144A)

 $

 862,838

 Total Commercial Services & Supplies

 $

 862,838

 Automobiles & Components - 2.4%

 Tires & Rubber - 1.1%

 2,825,000

 The Goodyear Tire & Rubber Co., 5.125%, 11/15/23

 $

 2,916,812

 Automobile Manufacturers - 1.3%

 3,635,000

 ZF North America Capital, Inc., 4.75%, 4/29/25 (144A)

 $

 3,682,691

 Total Automobiles & Components

 $

 6,599,503

 Consumer Durables & Apparel - 1.6%

 Homebuilding - 1.6%

 1,000,000

 CalAtlantic Group, Inc., 6.25%, 12/15/21

 $

 1,062,500

 765,000

 DR Horton, Inc., 5.75%, 8/15/23

 849,150

 2,500,000

 KB Home, 7.0%, 12/15/21

 2,512,500

 $

 4,424,150

 Total Consumer Durables & Apparel

 $

 4,424,150

 Consumer Services - 1.2%

 Casinos & Gaming - 1.2%

 1,325,000

 International Game Technology Plc, 6.25%, 2/15/22 (144A)

 $

 1,346,531

 2,000,000

 International Game Technology Plc, 6.5%, 2/15/25 (144A)

 2,015,000

 $

 3,361,531

 Total Consumer Services

 $

 3,361,531

 Media - 6.8%

 Broadcasting - 2.5%

 3,475,000

 CCO Holdings LLC, 5.5%, 5/1/26 (144A)

 $

 3,527,125

 1,200,000

 CCO Holdings LLC, 5.75%, 2/15/26 (144A)

 1,236,000

 1,965,000

 CCO Holdings LLC, 5.875%, 4/1/24 (144A)

 2,038,688

 $

 6,801,813

 Cable & Satellite - 4.3%

 3,050,000

 DISH DBS Corp., 5.875%, 7/15/22

 $

 2,966,125

 830,000

 Sirius XM Radio, Inc., 4.625%, 5/15/23 (144A)

 805,166

 1,815,000

 Sirius XM Radio, Inc., 6.0%, 7/15/24 (144A)

 1,876,256

 2,800,000

 Videotron, Ltd., 5.375%, 6/15/24 (144A)

 2,842,000

 3,500,000

 Virgin Media Secured Finance Plc, 5.25%, 1/15/26 (144A)

 3,386,250

 $

 11,875,797

 Total Media

 $

 18,677,610

 Food & Staples Retailing - 0.5%

 Food Retail - 0.5%

 1,350,000

 Darling Ingredients, Inc., 5.375%, 1/15/22

 $

 1,393,038

 Total Food & Staples Retailing

 $

 1,393,038

 Food, Beverage & Tobacco - 2.3%

 Distillers & Vintners - 1.1%

 2,830,000

 Constellation Brands, Inc., 4.25%, 5/1/23

 $

 2,943,200

 Packaged Foods & Meats - 1.2%

 1,410,000

 Dole Food Co., Inc., 7.25%, 5/1/19 (144A)

 $

 1,406,475

 830,000

 Post Holdings, Inc., 6.75%, 12/1/21 (144A)

 877,725

 550,000

 Post Holdings, Inc., 7.375%, 2/15/22

 578,188

 515,000

 Post Holdings, Inc., 7.75%, 3/15/24 (144A)

 565,856

 $

 3,428,244

 Total Food, Beverage & Tobacco

 $

 6,371,444

 Household & Personal Products - 1.0%

 Health Care Facilities - 1.0%

 2,530,000

 Centene Escrow Corp., 6.125%, 2/15/24 (144A)

 $

 2,689,706

 Total Household & Personal Products

 $

 2,689,706

 Health Care Equipment & Services - 5.9%

 Health Care Services - 0.8%

 2,175,000

 DaVita HealthCare Partners, Inc., 5.125%, 7/15/24

 $

 2,199,142

 Health Care Facilities - 3.2%

 590,000

 Centene Escrow Corp., 5.625%, 2/15/21 (144A)

 $

 615,075

 3,490,000

 HCA, Inc., 5.25%, 4/15/25

 3,647,050

 1,340,000

 Kindred Healthcare, Inc., 8.0%, 1/15/20

 1,333,300

 3,000,000

 LifePoint Health, Inc., 5.875%, 12/1/23

 3,120,000

 $

 8,715,425

 Managed Health Care - 1.9%

 3,270,000

 Molina Healthcare, Inc., 5.375%, 11/15/22 (144A)

 $

 3,261,825

 1,815,000

 WellCare Health Plans, Inc., 5.75%, 11/15/20

 1,876,256

 $

 5,138,081

 Total Health Care Equipment & Services

 $

 16,052,648

 Pharmaceuticals, Biotechnology & Life Sciences - 0.5%

 Pharmaceuticals - 0.5%

 1,675,000

 Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)

 $

 1,352,562

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,352,562

 Banks - 5.7%

 Diversified Banks - 4.9%

 4,355,000

 6.30

 Bank of America Corp., Floating Rate Note, 12/31/49 (Perpetual)

 $

 4,627,188

 2,950,000

 7.62

 BNP Paribas SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 2,950,000

 374,000

 5.95

 Citigroup, Inc., Floating Rate Note (Perpetual)

 369,559

 3,980,000

 5.90

 Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)

 3,920,300

 266,000

 6.25

 Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)

 273,315

 1,500,000

 6.50

 ING Groep NV, Floating Rate Note, 12/29/49

 1,371,562

 $

 13,511,924

 Thrifts & Mortgage Finance - 0.8%

 2,275,000

 Provident Funding Associates LP, 6.75%, 6/15/21 (144A)

 $

 2,155,562

 Total Banks

 $

 15,667,486

 Diversified Financials - 5.5%

 Other Diversified Financial Services - 2.0%

 1,000,000

 Fixed Income Trust Series 2013-A, 10/15/97 (Step) (144A) (c)(d)

 $

 897,914

 4,100,000

 6.75

 JPMorgan Chase & Co., Floating Rate Note, 8/29/49

 4,515,125

 100,000

 0.00

 Tiers Trust, Floating Rate Note, 10/15/97 (144A) (d)

 98,579

 $

 5,511,618

 Specialized Finance - 0.4%

 720,000

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 $

 597,600

 725,000

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 619,875

 $

 1,217,475

 Consumer Finance - 0.6%

 1,000,000

 Ally Financial, Inc., 4.625%, 5/19/22

 $

 1,007,500

 720,000

 Ally Financial, Inc., 5.75%, 11/20/25

 721,800

 $

 1,729,300

 Asset Management & Custody Banks - 0.8%

 2,000,000

 JBS Investment Management, Ltd., 7.25%, 4/3/24

 $

 2,059,400

 Investment Banking & Brokerage - 1.7%

 3,990,000

 UBS AG, 7.625%, 8/17/22

 $

 4,518,675

 Total Diversified Financials

 $

 15,036,468

 Insurance - 3.9%

 Life & Health Insurance - 0.6%

 1,500,000

 5.88

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 $

 1,621,875

 Reinsurance - 3.3%

 695,760

 Altair Re, Variable Rate Notes, 6/30/17 (f)(g)

 $

 116,192

 500,000

 Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/31/16 (f)(g)

 576,100

 250,000

 3.82

 Atlas IX Capital DAC, Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 254,350

 500,000

 Berwick Segregated Account (Kane SAC Ltd.), Variable Rate Note, 1/22/16 (f)(g)

 15,000

 500,000

 7.11

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 509,900

 500,000

 Carnosutie 2016-N,Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 11/30/20 (f)(g)

 515,300

 1,500,000

 Carnoustie Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/19/16 (f)(g)

 30,600

 250,000

 4.68

 Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)

 248,000

 350,000

 4.50

 Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)

 346,675

 500,000

 7.62

 Galileo Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 502,850

 600,000

 6.48

 Gator Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 481,200

 250,000

 2.42

 Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)

 246,875

 350,000

 4.73

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 349,685

 400,000

 4.98

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 398,760

 250,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (f)(g)

 17,500

 2,000,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (f)(g)

 78,400

 2,000,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (f)(g)

 208,800

 1,000,000

 Pangaea Re., Variable Rate Notes, 2/1/20 (f)(g)

 1,018,800

 2,000,000

 Pangaea Re., Variable Rate Notes, 7/1/18 (f)(g)

 36,000

 1,503,871

 PI-4, Series C - 2014, (Kane SAC Ltd.), Variable Rate Notes, 7/7/16 (f)(g)

 11,429

 700,000

 Prestwick Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 7/1/16 (f)(g)

 52,430

 800,000

 4.77

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 794,880

 500,000

 4.03

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 497,850

 3,777

 Sector Re V, Ltd., Variable Rate Notes, 12/1/19 (144A) (f)(g)

 4,983

 400,000

 Silverton Re, Ltd., Variable Rate Notes, 9/16/16 (144A) (f)(g)

 1,040

 500,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/18 (144A) (f)(g)

 530,650

 1,200,000

 St. Andrews Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/22/16 (f)(g)

 23,640

 1,250,000

 Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (f)(g)

 1,231,250

 2,000,000

 Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/17 (f)(g)

 29,200

 $

 9,128,339

 Total Insurance

 $

 10,750,214

 Real Estate - 0.9%

 Specialized REIT - 0.9%

 1,000,000

 DuPont Fabros Technology LP, 5.875%, 9/15/21

 $

 1,048,750

 1,500,000

 Equinix, Inc., 5.375%, 4/1/23

 1,548,750

 $

 2,597,500

 Total Real Estate

 $

 2,597,500

 Software & Services - 0.5%

 IT Consulting & Other Services - 0.5%

 1,330,000

 Diamond 1 Finance Corp., 7.125%, 6/15/24 (144A)

 $

 1,389,080

 Total Software & Services

 $

 1,389,080

 Technology Hardware & Equipment - 0.6%

 Electronic Components - 0.6%

 EURO

 300,000

 Belden, Inc., 5.5%, 4/15/23

 $

 333,261

 1,360,000

 Belden, Inc., 5.5%, 9/1/22 (144A)

 1,370,200

 $

 1,703,461

 Total Technology Hardware & Equipment

 $

 1,703,461

 Semiconductors & Semiconductor Equipment - 0.4%

 Semiconductor Equipment - 0.4%

 950,000

 Sensata Technologies BV, 5.0%, 10/1/25 (144A)

 $

 954,170

 Total Semiconductors & Semiconductor Equipment

 $

 954,170

 Telecommunication Services - 5.2%

 Integrated Telecommunication Services - 3.2%

 2,000,000

 CenturyLink, Inc., 5.8%, 3/15/22

 $

 1,941,880

 3,140,000

 Frontier Communications Corp., 10.5%, 9/15/22

 3,322,512

 2,000,000

 GCI, Inc., 6.75%, 6/1/21

 2,025,000

 1,400,000

 Level 3 Financing, Inc., 5.375%, 5/1/25

 1,389,500

 $

 8,678,892

 Wireless Telecommunication Services - 2.0%

 1,410,000

 Sprint Corp., 7.25%, 9/15/21

 $

 1,202,025

 1,965,000

 T-Mobile USA, Inc., 6.5%, 1/15/24

 2,068,162

 1,500,000

 T-Mobile USA, Inc., 6.625%, 4/1/23

 1,589,070

 300,000

 Unison Ground Lease Funding LLC, 5.78%, 3/16/43 (144A)

 293,707

 400,000

 WCP Issuer llc, 6.657%, 8/15/20 (144A)

 412,713

 $

 5,565,677

 Total Telecommunication Services

 $

 14,244,569

 Utilities - 3.7%

 Electric Utilities - 1.3%

 1,190,000

 8.13

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 $

 1,355,112

 1,340,000

 Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)

 1,179,200

 250,000

 Talen Energy Supply LLC, 6.5%, 6/1/25

 207,500

 805,000

 TerraForm Power, 9.75%, 8/15/22 (144A)

 728,525

 $

 3,470,337

 Gas Utilities - 0.6%

 1,500,000

 DCP Midstream Operating LP, 3.875%, 3/15/23

 $

 1,365,000

 300,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

 256,500

 $

 1,621,500

 Independent Power Producers & Energy Traders - 1.8%

 2,145,000

 Calpine Corp., 5.75%, 1/15/25

 $

 2,086,012

 1,660,000

 NRG Energy, Inc., 6.25%, 7/15/22

 1,610,200

 1,076,000

 NRG Energy, Inc., 7.875%, 5/15/21

 1,113,660

 110,000

 NRG Energy, Inc., 8.25%, 9/1/20

 113,748

 $

 4,923,620

 Total Utilities

 $

 10,015,457

 TOTAL CORPORATE BONDS

 (Cost $177,582,913)

 $

 181,886,115

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.5%

 2,055,000

 U.S. Treasury Bills, 7/21/16 (c)

 $

 2,054,790

 2,105,000

 U.S. Treasury Bills, 7/28/16 (c)

 2,104,722

 1,500,000

 U.S. Treasury Bonds, 4.5%, 2/15/36

 2,160,586

 1,665,000

 0.43

 U.S. Treasury Note, Floating Rate Note, 10/31/17

 1,666,111

 2,645,000

 0.34

 U.S. Treasury Note, Floating Rate Note, 7/31/17

 2,645,101

 6,685,500

 U.S. Treasury Notes, 1.125%, 6/30/21

 6,718,668

 3,000,000

 U.S. Treasury Notes, 1.625%, 5/15/26

 3,036,681

 5,515,000

 0.45

 U.S. Treasury Notes, Floating Rate Note, 4/30/18

 5,515,612

 $

 25,902,271

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $25,807,479)

 $

 25,902,271

 SENIOR FLOATING RATE LOAN INTERESTS - 7.4%**

 Materials - 1.2%

 Diversified Metals & Mining - 1.2%

 3,451,961

 4.25

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 3,311,725

 Total Materials

 $

 3,311,725

 Capital Goods - 0.3%

 Aerospace & Defense - 0.3%

 739,747

 7.00

 Engility Corp., New Term Loan (First Lien), 5/23/20

 $

 741,134

 Total Capital Goods

 $

 741,134

 Commercial Services & Supplies - 0.7%

 Environmental & Facilities Services - 0.7%

 1,886,973

 5.00

 Wheelabrator, Term B Loan, 10/15/21

 $

 1,813,066

 84,291

 5.00

 Wheelabrator, Term C Loan, 10/15/21

 80,990

 $

 1,894,056

 Diversified Support Services - 0.0%+

 28,187

 5.47

 IAP Worldwide Services, Inc., Term Loan, 7/18/19

 $

 28,011

 Security & Alarm Services - 0.0%+

 29,854

 4.00

 Garda World Security Corp., Term B Loan, 11/1/20

 $

 29,107

 21,752

 4.00

 Garda World Security Corp., Term B Loan, 11/8/20

 21,208

 $

 50,315

 Total Commercial Services & Supplies

 $

 1,972,382

 Transportation - 0.4%

 Marine - 0.4%

 492,487

 9.75

 Commercial Barge Line Co., Initial Term Loan, 11/6/20

 $

 460,476

 821,683

 5.25

 Navios Maritime Partners LP, Term Loan, 6/27/18

 716,918

 $

 1,177,394

 Total Transportation

 $

 1,177,394

 Automobiles & Components - 0.6%

 Auto Parts & Equipment - 0.6%

 643,451

 4.75

 Federal-Mogul Corporation, Tranche C Term, 4/15/21

 $

 598,811

 909,144

 4.00

 Tower Automotive Holdings USA LLC, Initial Term Loan (2014), 4/23/20

 904,030

 $

 1,502,841

 Total Automobiles & Components

 $

 1,502,841

 Consumer Services - 1.4%

 Leisure Facilities - 0.3%

 886,335

 5.50

 L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20

 $

 879,688

 Education Services - 1.1%

 2,013

 3.75

 Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20

 $

 2,016

 1,028,583

 5.00

 Laureate Education, Inc., New Series 2018 Extended Term Loan, 6/16/18

 992,583

 1,850,000

 5.00

 McGraw-Hill Global Education Holdings LLC, Term B Loan (First Lien), 5/2/22

 1,851,156

 $

 2,845,755

 Total Consumer Services

 $

 3,725,443

 Retailing - 0.5%

 Automotive Retail - 0.5%

 1,276,308

 5.75

 CWGS Group LLC, Term Loan, 2/20/20

 $

 1,265,140

 Total Retailing

 $

 1,265,140

 Food & Staples Retailing - 0.3%

 Food Retail - 0.3%

 819,463

 4.75

 Albertsons LLC, Term B-6 Loan, 6/1/23

 $

 819,527

 Total Food & Staples Retailing

 $

 819,527

 Health Care Equipment & Services - 0.5%

 Health Care Supplies - 0.0%+

 1

 5.00

 Immucor, Inc., Term B-2 Loan, 8/19/18

 $

 1

 Health Care Services - 0.3%

 473,555

 6.50

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 $

 454,613

 284,133

 6.50

 BioScrip, Inc., Term Loan, 7/31/20

 272,768

 $

 727,381

 Health Care Facilities - 0.2%

 23,247

 9.75

 MMM Holdings, Inc., Term Loan, 10/9/17 (e)

 $

 15,924

 20,250

 6.00

 Select Medical Corp., Series E Tranche B Term Loan, 6/1/18

 20,287

 486,250

 6.75

 Steward Health Care System LLC, Term Loan, 4/10/20

 481,388

 $

 517,599

 Managed Health Care - 0.0%+

 16,900

 9.75

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17 (e)

 $

 11,577

 Total Health Care Equipment & Services

 $

 1,256,558

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Biotechnology - 0.1%

 442,647

 7.00

 Lantheus Medical Imaging, Inc., Initial Term Loan, 6/25/22

 $

 397,275

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 397,275

 Diversified Financials - 0.2%

 Other Diversified Financial Services - 0.2%

 667,872

 3.50

 Fly Funding II Sarl, Loan, 8/9/19

 $

 666,724

 Total Diversified Financials

 $

 666,724

 Software & Services - 1.1%

 Application Software - 0.3%

 745,869

 6.25

 STG-Fairway Acquisitions, Inc., Term Loan (First Lien), 6/30/22

 $

 733,749

 Systems Software - 0.4%

 1,231,250

 5.75

 AVG Technologies N.V., Term Loan, 10/15/20

 $

 1,232,020

 Home Entertainment Software - 0.4%

 1,170,407

 5.25

 Micro Focus International, Term Loan B, 10/7/21

 $

 1,171,577

 Total Software & Services

 $

 3,137,346

 Telecommunication Services - 0.1%

 Integrated Telecommunication Services - 0.1%

 277,894

 4.75

 Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/30/20

 $

 263,305

 Total Telecommunication Services

 $

 263,305

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $19,765,389)

 $

 20,236,794

 TEMPORARY CASH INVESTMENTS - 1.9%

 Commercial Paper - 1.1%

 1,025,000

 BNP Paribas SA, Commercial Paper, 7/1/16 (c)

 $

 1,024,990

 1,440,000

 Microsoft Corp., Commercial Paper, 7/1/16 (c)

 1,439,989

 555,000

 Prudential Funding Corp., Commercial Paper, 7/1/16 (c)

 554,995

 $

 3,019,974

 Repurchase Agreements - 0.8%

 600,000

 $600,000 ScotiaBank, 0.42%, dated 6/30/16 plus accrued interest on 7/1/16 collateralized by $612,008 Federal National Mortgage Association, 4.0%, 1/1/46

 $

 600,000

 1,545,000

 $1,545,000 RBC Capital Markets, Inc., 0.42%, dated 6/30/16 plus accrued interest on 7/1/16 collateralized by the following:

 $913 Freddie Mac Giant, 3.5%, 2/1/30

 $1,243,735 Federal National Mortgage Association, 3.5% - 5.5%, 5/1/25 - 2/1/46

 $81,688 Federal National Mortgage Association (ARM), 2.825%, 4/1/41

 $249,564 Government National Mortgage Association, 3.5% - 4.5%, 10/20/45 - 4/20/46

 1,545,000

 $

 2,145,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $5,165,000)

 $

 5,164,974

 PUT OPTIONS PURCHASED - 0.6%

 Number of Contracts

 Description

 Counterparty

 Strike

 Price

 Expiration

 Date

 530

 S&P500 EMINI

 Citigroup Global Markets, Inc.

  $  1,690

 9/16/16

 $

 127,200

 530

 S&P500 EMINI

 Citigroup Global Markets, Inc.

      1,990

 9/16/16

 763,200

 650

 S&P500 EMINI

 Citigroup Global Markets, Inc.

      2,040

 8/19/16

 861,250

 $

 1,751,650

 TOTAL PUT OPTIONS PURCHASED

 (Premiums paid $3,033,469)

 $

 1,751,650

 TOTAL INVESTMENT IN SECURITIES - 96.7%

 (Cost $264,060,585) (a)

 $

 265,995,290

 PUT OPTIONS WRITTEN - (0.4)%

 Number of Contracts

 Description

 Counterparty

 Strike Price

 Expiration Date

 (530)

 S&P500 EMINI

 Citigroup Global Markets, Inc.

  $  1,890

 9/16/16

 $

 (408,100)

 (650)

 S&P500 EMINI

 Citigroup Global Markets, Inc.

      1,940

 8/19/16

 (365,625)

 (530)

 S&P500 EMINI

 Citigroup Global Markets, Inc.

      1,790

 9/16/16

 (227,900)

 $

 (1,001,625)

 TOTAL PUT OPTIONS WRITTEN

 (Premiums received $(2,027,401))

 $

 (1,001,625)

 OTHER ASSETS & LIABILITIES - 3.3%

 $

 8,924,733

 TOTAL NET ASSETS - 100.0%

 $

 273,918,398

 *

 Non-income producing security.

 +

 Rounds to less than 0.1%.

 REIT

 Real Estate Investment Trust.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (Cat Bond)

 Catastrophe or event linked bond.  At June 30, 2016 the value of these securities amounted to $4,631,025 or 1.7% of total net assets.

 (Perpetual)

 Security with no stated maturity date.

 REMICS

 Real Estate Mortgage Investment Conduits.

 (PIK)

 Represents a pay in kind security.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At June 30, 2016, the value of these securities amounted to $78,217,929 or 28.6% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At June 30, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $264,060,585 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

                7,663,542

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

              (5,728,837)

 Net unrealized appreciation

  $            1,934,705

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (d)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (e)

 Security is in default.

 (f)

 Rate to be determined.

 (g)

 Structured reinsurance investment.  At June 30, 2016, the value of these securities amounted to $4,497,314 or 1.6% of total net assets.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EURO

 Euro

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Received (Paid)

 Unrealized Appreciation

       22,475,612

 Chicago Mercentile Exchange

 Markit CDX North America High Yield Index

 5.00%

 BBB+

 6/20/21

  $               454,448

  $           250,174

 CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Received (Paid)

 Net Unrealized Appreciation (Depreciation)

         3,880,000

 Goldman Sachs International

 Markit CDX North America Investment Grade Index

 5.00%

 BBB+

 12/20/17

                 (454,688)

               290,085

            265,000

 Barclays Bank Plc

 Arcelormittal SA

 5.00%

 BB

 6/20/21

                      4,438

                 (5,874)

         1,045,000

 Barclays Bank Plc

 Hovnanian Enterprises Inc.

 5.00%

 CCC

 12/20/16

                   (49,637)

               (12,205)

            360,000

 Barclays Bank Plc

 Bombardier Capital, Inc.

 5.00%

 B

 12/20/16

                      3,600

                     996

         2,015,000

 JP Morgan Chase Bank NA

 Sprint Communications, Inc.

 5.00%

 B

 12/20/16

                    21,776

                  8,673

         2,015,000

 Barclays Bank Plc

 Teck Resources, Ltd.

 5.00%

 B+

 12/20/16

                   (68,006)

               101,105

         1,665,000

 Morgan Stanley Capital Services LLC

 Transocean, Inc.

 1.00%

 BB+

 12/20/16

                 (141,525)

               131,692

         1,685,000

 Goldman Sachs International

 Bombardier Capital, Inc.

 5.00%

 B

 12/20/16

                    10,531

                 10,979

         1,350,000

 Goldman Sachs International

 AK Steel Holding Corporation

 5.00%

 CCC+

 12/20/16

                 (131,625)

               158,374

         2,045,000

 Barclays Bank Plc

 Frontier Communications Corporation

 5.00%

 BB-

 6/20/21

                   (74,214)

                  8,154

         2,545,000

 JP Morgan Chase Bank NA

 Frontier Communications Corporation

 5.00%

 BB-

 6/20/21

                   (97,295)

                 15,084

         3,360,000

 Goldman Sachs International

 Ally Financial Inc.

 5.00%

 BB+

 12/20/20

                  345,873

               (11,171)

 EUR

         2,750,000

 Goldman Sachs International

 Arcelormittal SA

 5.00%

 BB

 12/20/16

                   (62,221)

                 47,317

            700,000

 JP Morgan Chase Bank NA

 Ally Financial Inc.

 5.00%

 BB+

 12/20/20

                    73,907

                 (4,177)

  $             (619,087)

  $           739,033

            (1)

 The notional amount is the maximum amount that a seller of credit protection would be  obligated to pay upon occurrence of a credit event.

            (2)

 Based on Standard & Poor’s rating of the issuer or weighted average of all the underlying securities of the index.

 NR

 Not rated by either S&P.

  NOTE:

  Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Notes 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Notes 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.  See Notes to Financial Statements - Notes 1A.

 The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund's investments:

 Level 1

  Level 2

  Level 3

 Total

 Convertible Corporate Bonds

   Materials

     Diversified Metals & Mining

  $                         -

  $             40,453

  $                   -

  $           40,453

     Steel

                            -

                         -

               12,160

               12,160

 Preferred Stocks

                  117,128

                         -

                       -

             117,128

 Convertible Preferred Stocks

                            -

            1,195,375

                       -

           1,195,375

 Common Stocks

   Capital Goods

     Industrial Machinery

                            -

                         -

                     31

                     31

   Commercial Services & Supplies

     Diversified Support Services

                            -

                  4,854

                       -

                 4,854

   Insurance

     Life & Health Insurance

                            -

                         -

                   461

                   461

 Asset Backed Securities

                            -

           10,807,229

                       -

         10,807,229

 Collateralized Mortgage Obligations

                            -

           18,875,795

                       -

         18,875,795

 Corporate Bonds

   Materials

     Steel

                            -

               945,000

               13,190

             958,190

   Capital Goods

     Industrial Machinery

                            -

            1,930,412

               49,951

           1,980,363

   Diversified Financials

     Other Diversified Financial Services

                            -

            4,515,125

             996,493

           5,511,618

   Insurance

     Reinsurance

                            -

            4,631,025

           4,497,314

           9,128,339

   All Other Corporate Bonds

                            -

         164,307,605

                       -

       164,307,605

 U.S. Government and Agency Obligations

                            -

           25,902,271

                       -

         25,902,271

 Foreign Government Bonds

                            -

                         -

                       -

                       -

 Senior Floating Rate Loan Interests

                            -

           20,236,794

                       -

         20,236,794

 Repurchase Agreements

                            -

            2,145,000

                       -

           2,145,000

 Commercial Paper

                            -

            3,019,974

                       -

           3,019,974

 Put options purchased

                1,751,650

                         -

                       -

           1,751,650

 Total

  $            1,868,778

  $     258,556,912

  $       5,569,600

  $   265,995,290

 Other Financial Instruments

 Net unrealized appreciation on credit default swaps

  $                       -

  $           989,206

  $                 -

  $         989,206

 Put options written

              (1,001,625)

                       -

                     -

         (1,001,625)

 Net unrealized appreciation on forward futures contracts

                          -

               288,216

                     -

             288,216

 Unrealized appreciation on forward foreign currency contracts

                          -

               135,167

                     -

             135,167

 Unrealized depreciation on forward foreign currency contracts

                          -

             (169,468)

                     -

            (169,468)

 Total

  $           (1,001,625)

  $         1,243,121

  $                 -

  $         241,496

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Convertible  Corporate

 Bonds

 Preferred Stocks

 Common Stocks

 Corporate

 Bonds

 Total

 Balance as of 3/31/16

  $                12,499

  $               6,250

  $               531

  $       9,602,199

  $     9,621,479

 Realized gain (loss)1

                            -

                         -

                       -

                 8,754

               8,754

 Change in unrealized appreciation (depreciation)2

                       (339)

                         -

                   (39)

             (13,181)

            (13,559)

 Purchases

                            -

                         -

                       -

                       -

                   -

 Sales

                            -

                 (6,250)

                       -

         (4,040,824)

       (4,047,074)

 Transfers in to Level 3 *

                            -

                         -

                       -

                       -

                   -

 Transfers out of Level 3 *

                            -

                         -

                       -

                       -

                   -

 Balance as of 6/30/16

  $                12,160

  $                     -

  $               492

  $       5,556,948

  $     5,569,600

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values.  During the period ended June 30, 2016,

 there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 6/30/16

  $                35,346

 Pioneer Multi-Asset Ultrashort Income Fund

 Schedule of Investments 6/30/2016 (Unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 Value

 ASSET BACKED SECURITIES - 28.2%

 1,098,319

 0.67

 321 Henderson Receivables I LLC, Floating Rate Note, 11/15/40 (144A)

 $

 1,048,041

 4,687,157

 0.64

 321 Henderson Receivables I LLC, Floating Rate Note, 12/15/41 (144A)

 4,539,672

 970,490

 0.64

 321 Henderson Receivables I LLC, Floating Rate Note, 3/15/41 (144A)

 937,426

 2,006,642

 0.64

 321 Henderson Receivables I LLC, Floating Rate Note, 6/15/41 (144A)

 1,936,598

 668,699

 0.79

 321 Henderson Receivables I LLC, Floating Rate Note, 9/15/45 (144A)

 653,855

 2,579,886

 0.64

 321 Henderson Receivables II LLC, Floating Rate Note, 9/15/41 (144A)

 2,461,466

 988,900

 1.20

 ABFC 2005-HE2 Trust, Floating Rate Note, 6/25/35

 980,657

 375,484

 1.07

 ABFC 2005-WF1 Trust, Floating Rate Note, 12/25/34

 374,778

 2,981,605

 1.13

 ABFC 2005-WMC1 Trust, Floating Rate Note, 6/25/35

 2,887,275

 310,881

 0.86

 ACAS CLO 2007-1, Ltd., Floating Rate Note, 4/20/21 (144A)

 310,003

 114,807

 1.01

 Accredited Mortgage Loan Trust 2005-1, Floating Rate Note, 4/25/35

 114,619

 472,162

 1.05

 Accredited Mortgage Loan Trust 2005-2, Floating Rate Note, 7/25/35

 469,135

 3,395,099

 0.65

 ACE Securities Corp Home Equity Loan Trust Series 2006-ASAP2, Floating Rate Note, 3/25/36

 3,299,827

 561,584

 0.92

 Aegis Asset Backed Securities Trust 2005-3, Floating Rate Note, 8/25/35

 554,865

 279,751

 1.55

 Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34

 277,276

 344,248

 1.41

 Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates Series 2004-2, Floating Rate Note, 6/25/34

 343,520

 779,689

 1.55

 Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates Series 2004-4, Floating Rate Note, 10/25/34

 773,018

 224,812

 0.82

 Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Ser 2005-4, Floating Rate Note, 10/25/35

 221,861

 594,106

 0.83

 Ally Auto Receivables Trust 2015-SN1, Floating Rate Note, 6/20/17

 594,142

 2,600,000

 0.84

 Ally Master Owner Trust, Floating Rate Note, 6/17/19

 2,593,968

 619,050

 Alterna Funding I LLC, 1.639%, 2/15/21 (144A)

 602,026

 3,600,000

 American Credit Acceptance Receivables Trust 2013-1, 4.94%, 6/15/20 (144A)

 3,588,870

 1,300,000

 American Credit Acceptance Receivables Trust 2014-1, 5.2%, 4/12/21 (144A)

 1,292,448

 850,000

 American Credit Acceptance Receivables Trust 2014-2, 4.96%, 5/10/21 (144A)

 858,410

 84,008

 American Credit Acceptance Receivables Trust 2014-4, 1.33%, 7/10/18 (144A)

 84,005

 2,427,711

 American Credit Acceptance Receivables Trust 2015-3, 1.95%, 9/12/19 (144A)

 2,425,249

 999,394

 American Credit Acceptance Receivables Trust 2016-1A, 2.37%, 5/12/20 (144A)

 1,001,786

 2,600,000

 0.73

 American Express Credit Account Master Trust, Floating Rate Note, 1/15/20

 2,602,277

 350,000

 0.71

 American Express Credit Account Master Trust, Floating Rate Note, 1/15/20

 350,205

 3,300,000

 0.73

 American Express Credit Account Master Trust, Floating Rate Note, 5/15/20

 3,303,072

 2,100,000

 1.23

 American Express Credit Account Secured Note Trust 2012-4, Floating Rate Note, 5/15/20 (144A)

 2,095,628

 2,000,000

 1.79

 American Homes 4 Rent 2014-SFR1, Floating Rate Note, 6/17/31

 1,968,461

 2,722,015

 1.20

 AmeriCredit Automobile Receivables 2015-4, Floating Rate Note, 4/8/19

 2,726,344

 775,327

 0.85

 AmeriCredit Automobile Receivables Trust 2015-2, Floating Rate Note, 9/10/18

 774,588

 19,046

 0.88

 Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R5, Floating Rate Note, 7/25/35

 19,039

 344,441

 0.78

 Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Ctfs Series 2005-R11, Floating Rate Note, 1/25/36

 338,630

 100,006

 4.20

 Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 03-AR3, Floating Rate Note, 6/25/33

 99,845

 2,142,206

 1.06

 Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2004-R11, Floating Rate Note, 11/25/34

 2,133,490

 562,680

 1.13

 Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2005-R1, Floating Rate Note, 3/25/35

 562,044

 286,271

 ARI Fleet Lease Trust 2013-A, 0.92%, 7/15/21 (144A)

 286,254

 709,716

 ARI Fleet Lease Trust 2014-A, 0.81%, 11/15/22 (144A)

 708,810

 299,519

 Ascentium Equipment Receivables 2014-1 LLC, 1.58%, 10/10/18 (144A)

 299,559

 2,942,162

 Ascentium Equipment Receivables 2016-1 Trust, 0.95%, 4/10/17 (144A)

 2,942,777

 158,185

 1.16

 Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE3, Floating Rate Note, 4/25/35

 157,351

 760,756

 0.65

 Asset Backed Securities Corp Home Equity Loan Trust Series AEG 2006-HE1, Floating Rate Note, 1/25/36

 741,827

 1,800,000

 0.88

 Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE8, Floating Rate Note, 11/25/35

 1,763,529

 735,662

 1.22

 Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2005-HE6, Floating Rate Note, 7/25/35

 732,074

 95,336

 1.14

 Asset-Backed Pass-Through Certificates Series 2004-R2, Floating Rate Note, 4/25/34

 93,843

 876,656

 1.07

 Asset-Backed Pass-Through Certificates Series 2004-R2, Floating Rate Note, 4/25/34

 861,510

 2,750,000

 0.73

 BA Credit Card Trust, Floating Rate Note, 1/15/20

 2,754,094

 6,400,000

 0.71

 BA Credit Card Trust, Floating Rate Note, 9/16/19

 6,406,082

 1,100,000

 0.80

 Barclays Dryrock Issuance Trust, Floating Rate Note, 12/16/19

 1,100,660

 1,800,000

 0.78

 Barclays Dryrock Issuance Trust, Floating Rate Note, 3/16/20

 1,799,698

 37,328

 Bayview Financial Acquisition Trust, 6.205%, 5/28/37 (Step)

 38,836

 65,399

 1.08

 Bayview Financial Acquisition Trust, Floating Rate Note, 8/28/44

 65,369

 409,245

 1.12

 Bayview Financial Acquisition Trust, Floating Rate Note, 8/28/44

 407,466

 375,082

 1.13

 Bayview Financial Mortgage Pass-Through Trust 2004-A, Floating Rate Note, 2/28/44

 374,696

 1,809,395

 0.95

 Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44

 1,800,839

 415,818

 0.75

 Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36

 411,470

 325,085

 0.72

 Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36

 321,655

 403,880

 0.90

 Bayview Financial Mortgage Pass-Through Trust Series 2005-B, Floating Rate Note, 4/28/39

 403,035

 559,025

 Bayview Opportunity Master Fund IIa Trust 2014-20NPL, 3.721%, 8/28/44 (Step) (144A)

 560,894

 1,403,849

 BCC Funding VIII LLC, 1.794%, 6/22/20 (144A)

 1,395,075

 2,071,031

 1.20

 Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35

 2,057,153

 252,400

 1.22

 Bear Stearns Asset Backed Securities I Trust 2005-HE9, Floating Rate Note, 10/25/35

 252,351

 2,327,145

 1.11

 Bear Stearns Asset Backed Securities I Trust 2005-TC1, Floating Rate Note, 5/25/35

 2,200,277

 3,607,557

 0.85

 Bear Stearns Asset Backed Securities I Trust 2006-EC2, Floating Rate Note, 2/25/36

 3,445,418

 522,085

 1.65

 Bear Stearns Asset Backed Securities Trust 2004-2, Floating Rate Note, 8/25/34

 522,398

 311,984

 1.02

 Bear Stearns Asset Backed Securities Trust 2004-SD3, Floating Rate Note, 9/25/34

 307,250

 46,367

 0.85

 Bear Stearns Asset Backed Securities Trust 2005-SD1, Floating Rate Note, 8/25/43

 45,730

 953,627

 0.92

 Bear Stearns Asset Backed Securities Trust 2005-SD2, Floating Rate Note, 3/25/35

 946,869

 980,571

 0.85

 Bear Stearns Asset Backed Securities Trust 2005-SD2, Floating Rate Note, 3/25/35

 972,699

 1,292,534

 0.82

 Bear Stearns Asset Backed Securities Trust 2006-SD1, Floating Rate Note, 4/25/36

 1,248,628

 1,758,111

 0.83

 Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36

 1,717,467

 524,473

 0.94

 Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36

 513,636

 633,057

 1.45

 Bear Stearns Structured Products Trust 2007-EMX1, Floating Rate Note, 3/25/37 (144A)

 626,152

 2,350,000

 0.97

 Cabela's Credit Card Master Note Trust, Floating Rate Note, 2/18/20 (144A)

 2,348,982

 1,600,000

 0.79

 Cabela's Credit Card Master Note Trust, Floating Rate Note, 3/16/20

 1,591,703

 2,895,000

 0.92

 Cabela's Credit Card Master Note Trust, Floating Rate Note, 6/15/20 (144A)

 2,891,641

 2,700,000

 1.00

 Cabela's Credit Card Master Note Trust, Floating Rate Note, 6/15/22

 2,699,730

 70,713

 California Republic Auto Receivables Trust 2013-1, 1.41%, 9/17/18 (144A)

 70,766

 3,100,000

 California Republic Auto Receivables Trust 2016-2, 1.34%, 3/15/19

 3,103,287

 1,050,000

 California Republic Auto Receivables Trust 2016-2, 1.56%, 7/15/20

 1,053,495

 3,200,000

 Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18

 3,204,863

 2,000,000

 0.83

 Capital One Multi-Asset Execution Trust, Floating Rate Note, 11/15/19

 2,000,811

 2,635,000

 0.49

 Capital One Multi-Asset Execution Trust, Floating Rate Note, 11/15/19

 2,633,267

 3,400,000

 0.52

 Capital One Multi-Asset Execution Trust, Floating Rate Note, 12/16/19

 3,397,053

 5,470,000

 0.53

 Capital One Multi-Asset Execution Trust, Floating Rate Note, 6/17/19

 5,468,882

 2,500,000

 CarMax Auto Owner Trust 2012-2, 1.73%, 2/15/18

 2,500,556

 19,000

 CarMax Auto Owner Trust 2013-1, 1.99%, 8/15/19

 18,990

 450,598

 CarMax Auto Owner Trust 2013-3, 0.97%, 4/16/18

 450,738

 1,194,145

 0.72

 CarMax Auto Owner Trust 2015-2, Floating Rate Note, 6/15/18

 1,193,965

 3,349,052

 0.89

 CarMax Auto Owner Trust 2015-3, Floating Rate Note, 11/15/18

 3,352,697

 2,158,479

 1.04

 CarMax Auto Owner Trust 2015-4, Floating Rate Note, 4/15/19

 2,162,262

 2,130,000

 0.97

 CarMax Auto Owner Trust 2016-1, Floating Rate Note, 4/15/19

 2,130,487

 1,425,927

 Carnow Auto Receivables Trust 2015-1, 1.69%, 1/15/20 (144A)

 1,423,445

 2,918,434

 0.63

 Carrington Mortgage Loan Trust Series 2006-OPT1, Floating Rate Note, 12/26/35

 2,848,582

 1,757,112

 Cazenovia Creek Funding I LLC, 2.0%, 12/10/23 (144A)

 1,748,326

 1,170,284

 Cazenovia Creek Funding I LLC, 2.773%, 12/10/23 (144A)

 1,161,872

 685,720

 CCG Receivables Trust 2014-1, 1.06%, 11/15/21 (144A)

 685,073

 10,013

 CCG Receivables Trust 2015-1, 0.55%, 9/14/16 (144A)

 10,013

 2,050,000

 CCG Receivables Trust 2016-1, 1.69%, 9/14/22 (144A)

 2,055,268

 5,220,000

 1.89

 Cent CLO, Floating Rate Note, 8/1/24 (144A)

 5,206,539

 372,006

 3.65

 Centex Home Equity Loan Trust 2003-A, Floating Rate Note, 3/25/33

 371,337

 26,683

 1.19

 Chase Funding Trust Series 2002-4, Floating Rate Note, 10/25/32

 24,812

 2,095,000

 Chase Issuance Trust, 1.15%, 1/15/19

 2,099,195

 2,510,000

 Chase Issuance Trust, 1.26%, 7/15/19

 2,519,391

 2,500,000

 0.69

 Chase Issuance Trust, Floating Rate Note, 11/15/18

 2,500,861

 200,000

 0.70

 Chase Issuance Trust, Floating Rate Note, 12/16/19

 200,000

 6,300,000

 0.48

 Chase Issuance Trust, Floating Rate Note, 3/15/19

 6,293,245

 6,480,000

 0.49

 Chase Issuance Trust, Floating Rate Note, 4/15/19

 6,475,522

 150,000

 0.69

 Chase Issuance Trust, Floating Rate Note, 4/15/19

 149,609

 2,420,000

 0.72

 Chase Issuance Trust, Floating Rate Note, 4/15/20

 2,416,505

 7,750,000

 0.69

 Chase Issuance Trust, Floating Rate Note, 5/15/19

 7,753,422

 2,500,000

 1.59

 Chesapeake Funding II LLC, Floating Rate Note, 3/15/28 (144A)

 2,508,404

 2,600,000

 1.44

 Chesapeake Funding II LLC, Floating Rate Note, 6/15/28 (144A)

 2,599,740

 2,417,895

 0.96

 Chesapeake Funding LLC, Floating Rate Note, 2/8/27 (144A)

 2,411,544

 1,750,000

 2.21

 Chesapeake Funding LLC, Floating Rate Note, 2/8/27 (144A)

 1,723,320

 3,240,410

 0.88

 Chesapeake Funding LLC, Floating Rate Note, 3/9/26 (144A)

 3,228,210

 164,101

 1.71

 Chesapeake Funding LLC, Floating Rate Note, 4/7/24 (144A)

 164,124

 18,262

 0.91

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 18,259

 3,534,000

 2.31

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 3,530,676

 519,743

 CIT Equipment Collateral 2014-VT1, 0.86%, 5/22/17 (144A)

 519,230

 585,165

 Citi Held For Asset Issuance 2015-PM1, 1.85%, 12/15/21 (144A)

 583,929

 6,969,000

 Citibank Credit Card Issuance Trust, 1.02%, 2/22/19

 6,976,258

 1,250,000

 Citibank Credit Card Issuance Trust, 1.23%, 4/24/19

 1,253,673

 2,174,000

 1.59

 Citibank Credit Card Issuance Trust, Floating Rate Note, 1/23/20

 2,203,969

 1,300,000

 0.69

 Citibank Credit Card Issuance Trust, Floating Rate Note, 11/23/18

 1,300,316

 3,490,000

 0.86

 Citibank Credit Card Issuance Trust, Floating Rate Note, 11/7/18

 3,490,819

 2,750,000

 1.81

 Citibank Credit Card Issuance Trust, Floating Rate Note, 5/20/20

 2,805,236

 1,595,000

 0.72

 Citibank Credit Card Issuance Trust, Floating Rate Note, 5/26/20

 1,595,957

 3,213,934

 Citicorp Residential Mortgage Trust Series 2006-1, 5.57668%, 7/25/36 (Step)

 3,285,698

 4,636

 0.93

 Citigroup Global Markets Mortgage Securities VII, Inc., Floating Rate Note, 3/25/28

 4,631

 1,258,474

 0.65

 Citigroup Mortgage Loan Trust 2006-SHL1, Floating Rate Note, 11/27/45 (144A)

 1,226,014

 745,830

 0.63

 Citigroup Mortgage Loan Trust 2007-WFHE2, Floating Rate Note, 3/25/37

 735,694

 980,693

 1.28

 Citigroup Mortgage Loan Trust Series 2004-OPT1 Asset Backed Pass-Through Certifi, Floating Rate Note, 10/25/34

 980,849

 199,415

 1.47

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 11/25/34

 188,193

 2,456,364

 1.20

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)

 2,446,559

 14,133

 CNH Equipment Trust 2013-A, 0.69%, 6/15/18

 14,131

 750,000

 CNH Equipment Trust 2013-B, 0.99%, 11/15/18

 749,437

 1,550,000

 1.04

 CNH Wholesale Master Note Trust, Floating Rate Note, 8/15/19 (144A)

 1,550,000

 800,000

 2.59

 Colony American Homes 2014-1 REMICS, Floating Rate Note, 5/17/31 (144A)

 784,441

 3,400,000

 2.29

 Colony American Homes 2014-1, Floating Rate Note, 5/19/31 (144A)

 3,342,986

 2,100,000

 2.34

 Colony American Homes 2014-2, Floating Rate Note, 7/19/31 (144A)

 2,065,932

 1,150,000

 3.10

 Colony Starwood Homes 2016-1 Trust, Floating Rate Note, 7/17/33 (144A)

 1,154,841

 2,014,777

 Conn's Receivables Funding 2015-A LLC, 4.565%, 9/15/20 (144A)

 2,013,899

 2,323,620

 Conn's Receivables Funding 2016-A LLC, 4.68%, 4/16/18 (144A)

 2,333,694

 125,050

 1.79

 Conseco Finance Corp., Floating Rate Note, 11/17/31

 123,159

 180,661

 1.94

 Conseco Finance Home Equity Loan Trust 2002-C, Floating Rate Note, 4/15/32

 177,222

 2,266

 Conseco Financial Corp., 7.05%, 1/15/19

 2,305

 639,537

 Consumer Credit Origination Loan Trust 2015-1, 2.82%, 3/15/21 (144A)

 639,523

 207,653

 0.94

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35

 204,340

 1,656,429

 1.35

 Countrywide Asset-Backed Certificates, Floating Rate Note, 3/25/35

 1,642,596

 164,053

 1.13

 Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)

 159,158

 35,073

 1.35

 Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)

 33,849

 44,520

 1.55

 Countrywide Asset-Backed Certificates, Floating Rate Note, 8/25/35 (144A)

 43,601

 171,866

 CPS Auto Receivables Trust 2013-B, 1.82%, 9/15/20 (144A)

 171,192

 109,026

 CPS Auto Receivables Trust 2014-A, 1.21%, 8/15/18 (144A)

 108,938

 820,578

 CPS Auto Receivables Trust 2014-C, 1.31%, 2/15/19 (144A)

 819,626

 1,062,164

 CPS Auto Receivables Trust 2015-B, 1.65%, 11/15/19 (144A)

 1,056,504

 2,169,920

 CPS Auto Receivables Trust 2016-A, 2.25%, 10/15/19 (144A)

 2,172,847

 164,619

 CPS Auto Trust, 1.48%, 3/16/20 (144A)

 163,887

 191,874

 CPS Auto Trust, 1.82%, 12/16/19 (144A)

 191,682

 41,660

 Credit Acceptance Auto Loan Trust 2013-2, 1.5%, 4/15/21 (144A)

 41,674

 1,312,302

 1.10

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 2/25/32

 1,272,911

 547,375

 0.72

 Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/27/36 (144A)

 540,838

 394,598

 1.11

 Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 7/25/34

 393,390

 2,420,973

 0.75

 Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 7/25/36

 2,406,287

 5,051,039

 1.50

 CWABS Asset-Backed Certificates Trust 2004-7, Floating Rate Note, 12/25/34

 5,013,063

 2,600,000

 1.35

 Dell Equipment Finance Trust 2015-2, Floating Rate Note, 12/22/17 (144A)

 2,600,579

 471

 Delta Funding Home Equity Loan Trust 1997-2, 7.04%, 6/25/27

 467

 2,000,000

 0.83

 Discover Card Execution Note Trust, Floating Rate Note, 8/15/19

 2,000,181

 300,000

 0.79

 Discover Card Execution Note Trust, Floating Rate Note, 8/17/20

 300,604

 4,000,000

 2.35

 DRB Prime Student Loan Trust 2016-B, Floating Rate Note, 6/25/40 (144A)

 3,999,938

 2,552,050

 3.48

 Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)

 2,570,786

 102,695

 DT Auto Owner Trust 2015-1, 1.06%, 9/17/18 (144A)

 102,688

 716,644

 DT Auto Owner Trust 2015-2, 1.24%, 9/17/18 (144A)

 716,722

 1,478,605

 DT Auto Owner Trust 2015-3, 1.66%, 3/15/19 (144A)

 1,480,239

 1,119,697

 DT Auto Owner Trust 2016-1, 2.0%, 9/16/19 (144A)

 1,123,034

 1,898,333

 DT Auto Owner Trust 2016-2, 1.73%, 8/15/19 (144A)

 1,898,438

 1,544,031

 1.35

 Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)

 1,532,794

 556,010

 Enterprise Fleet Financing LLC, 0.87%, 9/20/19 (144A)

 555,351

 93,348

 Enterprise Fleet Financing LLC, 1.06%, 3/20/19 (144A)

 93,336

 2,369,120

 Enterprise Fleet Financing LLC, 1.59%, 2/22/21 (144A)

 2,372,080

 2,810

 EquiVantage Home Equity Loan Trust 1997-1, 8.05%, 3/25/28 (Step)

 2,795

 791,276

 Exeter Automobile Receivables Trust 2012-2, 3.06%, 7/16/18 (144A)

 793,904

 125,350

 Exeter Automobile Receivables Trust 2013-1, 2.41%, 5/15/18 (144A)

 125,404

 79,240

 Exeter Automobile Receivables Trust 2014-2, 1.06%, 8/15/18 (144A)

 79,198

 521,813

 Exeter Automobile Receivables Trust 2015-1, 1.6%, 6/17/19 (144A)

 522,106

 1,430,157

 Exeter Automobile Receivables Trust 2015-2, 1.54%, 11/15/19 (144A)

 1,426,624

 2,020,333

 2.45

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 10/25/23

 2,029,962

 403,216

 1.19

 FBR Securitization Trust, Floating Rate Note, 11/25/35

 399,516

 2,657,609

 1.17

 FFMLT Trust 2005-FF2, Floating Rate Note, 3/25/35

 2,635,695

 398,912

 2.18

 Fieldstone Mortgage Investment Trust Series 2004-5, Floating Rate Note, 2/25/35

 395,794

 52,324

 1.53

 Fieldstone Mortgage Investment Trust Series 2005-1, Floating Rate Note, 3/25/35

 52,323

 128,255

 1.75

 First Franklin Mortgage Loan Trust 2003-FFC, Floating Rate Note, 11/25/32

 124,543

 1,170,681

 1.26

 First Franklin Mortgage Loan Trust 2005-FFH2, Floating Rate Note, 4/25/35 (144A)

 1,105,364

 755,770

 0.96

 First Franklin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35

 753,237

 1,402,403

 0.69

 First Franklin Mortgage Loan Trust 2006-FF1, Floating Rate Note, 1/25/36

 1,384,771

 1,110,879

 0.71

 First Franklin Mortgage Loan Trust Series 2005-FF12, Floating Rate Note, 11/25/36

 1,096,309

 4,175,000

 First Investors Auto Owner Trust 2013-1, 2.53%, 1/15/20 (144A)

 4,185,335

 272,993

 First Investors Auto Owner Trust 2013-2, 1.23%, 3/15/19 (144A)

 272,786

 1,613

 First Investors Auto Owner Trust 2014-2, 0.86%, 8/15/18 (144A)

 1,613

 299,183

 First Investors Auto Owner Trust 2014-3, 1.06%, 11/15/18 (144A)

 299,156

 4,400,000

 1.21

 First National Master Note Trust 2015-1, Floating Rate Note, 9/15/20

 4,410,193

 2,072,274

 0.93

 First NLC Trust 2005-2, Floating Rate Note, 9/25/35

 2,028,987

 1,950,000

 Flagship Credit Auto Trust 2013-1, 5.38%, 7/15/20 (144A)

 1,941,682

 2,305,276

 Flagship Credit Auto Trust 2015-2, 1.98%, 10/15/20 (144A)

 2,303,775

 2,310,211

 Flagship Credit Auto Trust 2015-3, 2.38%, 10/15/20 (144A)

 2,314,273

 872,409

 FNA 2014-1 Trust, 1.296%, 12/10/22 (144A)

 865,730

 1,906,721

 FNA 2015-1 Trust, 3.24%, 12/10/23 (144A)

 1,904,703

 624,208

 0.69

 Ford Credit Auto Owner Trust 2015-A, Floating Rate Note, 1/15/18

 624,218

 1,022,028

 0.67

 Ford Credit Auto Owner Trust 2015-B, Floating Rate Note, 3/15/18

 1,022,028

 1,300,000

 0.84

 Ford Credit Auto Owner Trust 2016-A, Floating Rate Note, 12/15/18

 1,301,734

 2,750,000

 0.75

 Ford Credit Auto Owner Trust 2016-B, Floating Rate Note, 3/15/19

 2,750,000

 2,620,000

 Ford Credit Floorplan Master Owner Trust A, 1.92%, 1/15/19

 2,630,551

 900,000

 0.84

 Ford Credit Floorplan Master Owner Trust A, Floating Rate Note, 2/15/19

 899,625

 4,000,000

 1.34

 Ford Credit Floorplan Master Owner Trust A, Floating Rate Note, 2/15/21

 4,014,894

 553,000

 2.49

 Four Corners CLO II, Ltd., Floating Rate Note, 1/26/20 (144A)

 529,250

 3,500,000

 Foursight Capital Automobile Receivables Trust 2016-1, 2.87%, 10/15/21 (144A)

 3,491,417

 1,000,186

 1.90

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 11/25/23

 1,004,518

 724,090

 1.17

 Fremont Home Loan Trust 2005-2, Floating Rate Note, 6/25/35

 709,888

 721,343

 1.10

 Fremont Home Loan Trust 2005-B, Floating Rate Note, 4/25/35

 721,081

 402,947

 0.87

 Gale Force 3 CLO, Ltd., Floating Rate Note, 4/19/21 (144A)

 397,412

 1,482,349

 GCAT 2015-1 LLC, 3.625%, 5/26/20 (Step) (144A)

 1,477,998

 3,413,289

 GCAT 2015-2, 3.75%, 7/25/20 (Step) (144A)

 3,396,715

 3,255,000

 0.90

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/21/19

 3,250,461

 2,670,000

 0.83

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 7/22/19

 2,663,756

 791,249

 GLC Trust 2013-1, 3.0%, 7/15/21 (144A)

 777,403

 345,597

 Global Container Assets 2013-1, Ltd., 2.2%, 11/6/28 (144A)

 344,770

 2,103,336

 GLS Auto Receivables Trust 2016-1, 2.73%, 10/15/20 (144A)

 2,104,194

 3,250,000

 GM Financial Automobile Leasing Trust 2014-1, 1.99%, 5/21/18 (144A)

 3,250,642

 908,887

 1.03

 GM Financial Automobile Leasing Trust 2015-3, Floating Rate Note, 6/20/18

 909,849

 2,127,886

 GMAT 2013-1 Trust, 3.9669%, 8/25/53 (Step)

 2,127,368

 3,891,337

 GMAT 2015-1 Trust, 4.25%, 9/25/20 (Step) (144A)

 3,888,126

 1,300,000

 0.94

 GMF Floorplan Owner Revolving Trust, Floating Rate Note, 5/15/20 (144A)

 1,291,515

 2,100,000

 1.29

 GMF Floorplan Owner Revolving Trust, Floating Rate Note, 5/17/21 (144A)

 2,100,012

 1,348,904

 GO Financial Auto Securitization Trust 2015-2, 3.27%, 11/15/18 (144A)

 1,345,854

 4,000,000

 1.04

 Golden Credit Card Trust, Floating Rate Note, 1/15/20 (144A)

 4,013,056

 300,000

 0.89

 Golden Credit Card Trust, Floating Rate Note, 3/15/19 (144A)

 299,590

 590,000

 0.89

 Golden Credit Card Trust, Floating Rate Note, 3/15/21 (144A)

 586,558

 2,045,000

 0.87

 Golden Credit Card Trust, Floating Rate Note, 9/15/18 (144A)

 2,045,197

 1,300,000

 1.29

 Gracechurch Card Funding Plc, Floating Rate Note, 5/15/19 (144A)

 1,306,110

 7,000,000

 Green Tree Agency Advance Funding Trust I Series 2015-T1, 2.3019%, 10/15/46 (144A)

 6,995,310

 2,200,000

 Green Tree Agency Advance Funding Trust I Series 2015-T1, 3.9305%, 10/15/46 (144A)

 2,198,350

 588,920

 1.11

 GSAA Home Equity Trust 2004-11, Floating Rate Note, 12/25/34

 571,281

 1,453,238

 1.10

 GSAMP Trust 2004-SEA2, Floating Rate Note, 3/25/34

 1,453,238

 1,448,701

 1.20

 GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34

 1,435,769

 64,011

 0.81

 GSAMP Trust 2005-HE6, Floating Rate Note, 11/25/35

 63,539

 1,371,146

 0.66

 GSAMP Trust 2006-HE1, Floating Rate Note, 12/26/45

 1,365,037

 3,214,504

 0.63

 GSAMP Trust 2006-HE2, Floating Rate Note, 3/25/46

 3,186,884

 719,093

 0.75

 GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)

 715,539

 927,835

 1.80

 GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33

 893,613

 778,128

 0.75

 GSRPM Mortgage Loan Trust 2006-1, Floating Rate Note, 3/25/35 (144A)

 764,351

 495,538

 0.75

 GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)

 472,972

 509,269

 0.84

 Hertz Fleet Lease Funding LP, Floating Rate Note, 4/10/28 (144A)

 507,909

 3,600,000

 3.80

 Hertz Fleet Lease Funding LP, Floating Rate Note, 4/10/30 (144A)

 3,598,128

 3,200,000

 1.94

 Hertz Fleet Lease Funding LP, Floating Rate Note, 7/10/29 (144A)

 3,198,017

 2,600,000

 2.74

 Hertz Fleet Lease Funding LP, Floating Rate Note, 7/10/29 (144A)

 2,578,888

 332,574

 1.13

 Home Equity Asset Trust 2004-6, Floating Rate Note, 12/25/34

 331,355

 192,510

 1.22

 Home Equity Asset Trust 2005-2, Floating Rate Note, 7/25/35

 192,379

 1,316,734

 1.16

 Home Equity Asset Trust 2005-6, Floating Rate Note, 12/25/35

 1,315,484

 2,056,465

 0.83

 Home Equity Asset Trust 2005-7, Floating Rate Note, 1/25/36

 2,051,432

 141,713

 0.62

 Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36

 140,117

 632,466

 0.56

 Home Equity Asset Trust 2006-8, Floating Rate Note, 3/25/37

 629,127

 5,762,254

 0.82

 Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, Floating Rate Note, 10/25/35

 5,709,664

 2,281,036

 2.08

 Home Partners of America 2016-1 Trust, Floating Rate Note, 3/17/33 (144A)

 2,281,035

 1,499,000

 3.74

 Home Partners of America 2016-1 Trust, Floating Rate Note, 3/18/33 (144A)

 1,505,600

 2,225,033

 1.19

 HomeBanc Mortgage Trust 2004-2, Floating Rate Note, 12/25/34

 2,078,718

 2,500,374

 0.69

 HSBC Home Equity Loan Trust USA 2006-3, Floating Rate Note, 3/20/36

 2,486,301

 1,439,720

 0.65

 HSBC Home Equity Loan Trust USA 2007-1, Floating Rate Note, 3/20/36

 1,434,252

 368,436

 0.75

 HSBC Home Equity Loan Trust USA 2007-2, Floating Rate Note, 7/20/36

 366,259

 370,395

 0.64

 HSBC Home Equity Loan Trust USA 2007-2, Floating Rate Note, 7/20/36

 367,880

 469,638

 0.64

 HSI Asset Securitization Corp. Trust 2006-OPT1, Floating Rate Note, 12/25/35

 464,306

 1,800,000

 0.98

 Hyundai Auto Lease Securitization Trust 2016-A, Floating Rate Note, 7/16/18 (144A)

 1,801,514

 2,709,061

 1.31

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 2/25/35

 2,657,664

 1,800,000

 2.29

 Invitation Homes 2013-SFR1 Trust, Floating Rate Note, 12/17/30 (144A)

 1,774,419

 3,340,000

 2.54

 Invitation Homes 2014-SFR1 Trust REMICS, Floating Rate Note, 6/19/31 (144A)

 3,316,280

 2,100,000

 2.04

 Invitation Homes 2014-SFR2 Trust, Floating Rate Note, 9/19/31 (144A)

 2,083,554

 1,995,969

 1.64

 Invitation Homes 2014-SFR3 Trust, Floating Rate Note, 12/17/31 (144A)

 1,981,741

 2,887,000

 2.44

 Invitation Homes 2015-SFR2 Trust, Floating Rate Note, 6/17/32 (144A)

 2,833,528

 3,500,000

 2.19

 Invitation Homes 2015-SFR3 Trust, Floating Rate Note, 8/17/32 (144A)

 3,472,190

 233,093

 0.86

 Inwood Park CDO, Ltd., Floating Rate Note, 1/20/21 (144A)

 232,945

 891,624

 1.95

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 881,172

 1,742,781

 1.15

 Irwin Whole Loan Home Equity Trust 2005-B, Floating Rate Note, 12/25/29

 1,707,786

 293,851

 1.23

 IXIS Real Estate Capital Trust 2005-HE1, Floating Rate Note, 6/25/35

 293,815

 276,988

 1.13

 IXIS Real Estate Capital Trust 2005-HE4, Floating Rate Note, 2/25/36

 274,671

 2,370,357

 1.23

 JP Morgan Mortgage Acquisition Corp 2005-FLD1, Floating Rate Note, 7/25/35

 2,349,858

 633,492

 0.67

 JP Morgan Mortgage Acquisition Corp 2005-FRE1, Floating Rate Note, 10/25/35

 627,345

 1,407,815

 0.60

 JP Morgan Mortgage Acquisition Trust 2006-ACC1, Floating Rate Note, 5/25/36

 1,402,922

 570,810

 0.59

 JP Morgan Mortgage Acquisition Trust 2006-CH1, Floating Rate Note, 1/25/35

 569,779

 5,702,000

 3.20

 Kabbage Funding 2014-1 Resecuritization Trust, Floating Rate Note, 3/8/18 (144A)

 5,622,038

 34,305

 0.93

 KeyCorp Student Loan Trust 2004-A, Floating Rate Note, 10/28/41

 34,112

 1,250,000

 2.08

 KKR Financial CLO 2007-1, Ltd., Floating Rate Note, 5/15/21 (144A)

 1,249,221

 524,132

 LEAF Receivables Funding 9 LLC, 1.98%, 9/15/21 (144A)

 525,279

 97,641

 0.89

 Lehman ABS Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 6/15/33

 95,914

 2,600,000

 1.20

 Master Credit Card Trust II Series 2016-1, Floating Rate Note, 9/23/19 (144A)

 2,603,117

 1,700,000

 Master Credit Card Trust II, 1.64%, 1/22/18 (144A)

 1,700,135

 1,925,000

 0.87

 Master Credit Card Trust II, Floating Rate Note, 1/22/18 (144A)

 1,925,112

 700,848

 1.59

 MASTR Adjustable Rate Mortgages Trust 2004-11, Floating Rate Note, 11/25/34

 700,175

 1,054,337

 0.68

 Mastr Asset Backed Securities Trust 2006-AB1 REMICS, Floating Rate Note, 2/25/36

 1,047,415

 2,839,446

 0.75

 Mastr Specialized Loan Trust, Floating Rate Note, 1/25/36 (144A)

 2,778,660

 2,500,000

 0.76

 Mercedes-Benz Master Owner Trust 2015-A, Floating Rate Note, 4/15/19 (144A)

 2,500,000

 254,786

 1.37

 Morgan Stanley ABS Capital I Inc Trust 2004-SD3, Floating Rate Note, 6/25/34 (144A)

 254,895

 1,182

 1.23

 Morgan Stanley ABS Capital I Inc Trust 2005-HE3, Floating Rate Note, 7/25/35

 1,221

 2,500,000

 1.25

 Morgan Stanley ABS Capital I Inc Trust 2005-HE3, Floating Rate Note, 7/25/35

 2,438,558

 2,035,016

 1.19

 Morgan Stanley ABS Capital I Inc Trust 2005-WMC1, Floating Rate Note, 1/25/35

 1,971,557

 35,941

 1.16

 Morgan Stanley ABS Capital I Inc Trust 2005-WMC3, Floating Rate Note, 3/25/35

 35,855

 265,236

 1.20

 Morgan Stanley ABS Capital I Inc Trust 2005-WMC6, Floating Rate Note, 7/25/35

 263,731

 820,150

 1.08

 Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, Floating Rate Note, 3/25/35

 816,365

 1,785,277

 0.53

 Morgan Stanley Structured Trust, Floating Rate Note, 6/25/37

 1,779,170

 2,172,965

 1.05

 MOTOR 2015-1 Plc, Floating Rate Note, 6/27/22 (144A)

 2,172,033

 509,382

 Nations Equipment Finance Funding II LLC, 1.558%, 7/20/18 (144A)

 509,000

 1,792,667

 Nations Equipment Finance Funding III LLC, 3.61%, 2/22/21 (144A)

 1,796,345

 254,704

 0.60

 Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37

 250,850

 2,108

 Navitas Equipment Receivables LLC 2013-1, 1.95%, 11/15/16 (144A)

 2,108

 3,000,000

 1.94

 NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)

 2,931,532

 2,750,000

 3.70

 NCF Dealer Floorplan Master Trust, Floating Rate Note, 3/21/22 (144A)

 2,688,113

 500,000

 5.95

 NCF Dealer Floorplan Master Trust, Floating Rate Note, 3/21/22 (144A)

 486,003

 907

 0.71

 Nelnet Student Loan Trust 2005-1, Floating Rate Note, 10/26/20

 906

 803,247

 1.15

 New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35

 798,387

 712,000

 0.94

 New Century Home Equity Loan Trust 2005-3 REMICS, Floating Rate Note, 7/25/35

 697,947

 2,405,252

 NewStar Commercial Lease Funding 2015-1 LLC, 3.27%, 4/15/19 (144A)

 2,398,175

 4,300,000

 2.14

 NextGear Floorplan Master Owner Trust, Floating Rate Note, 4/15/21 (144A)

 4,309,155

 2,600,000

 2.19

 NextGear Floorplan Master Owner Trust, Floating Rate Note, 7/15/19 (144A)

 2,576,993

 1,445,623

 0.78

 Nissan Auto Receivables 2015-C Owner Trust, Floating Rate Note, 11/15/18

 1,445,626

 2,750,000

 0.78

 Nissan Auto Receivables 2016-A Owner Trust, Floating Rate Note, 2/15/19

 2,753,369

 1,350,000

 0.73

 Nissan Auto Receivables 2016-B Owner Trust, Floating Rate Note, 4/15/19

 1,350,000

 322,618

 1.23

 NovaStar Mortgage Funding Trust Series 2003-1, Floating Rate Note, 5/25/33

 298,696

 2,043,716

 2.10

 NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35

 2,024,334

 5,200,000

 NRZ Advance Receivables Trust Advance Receivables Backed 2015-T1, 2.3147%, 8/15/46 (144A)

 5,195,704

 4,573,000

 Ocwen Master Advance Receivables Trust, 2.532%, 11/15/46 (144A)

 4,578,305

 1,700,000

 Ocwen Master Advance Receivables Trust, 2.5365%, 9/17/46 (144A)

 1,700,112

 3,900,000

 OneMain Financial Issuance Trust 2014-2, 2.47%, 9/18/24 (144A)

 3,908,469

 3,000,000

 Oportun Funding III LLC, 3.69%, 7/8/21 (144A)

 2,999,686

 1,835,781

 1.25

 Option One Mortgage Loan Trust 2005-1, Floating Rate Note, 2/25/35

 1,824,868

 777,900

 0.71

 Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35

 773,482

 36,033

 Option One Mortgage Loan Trust 2007-FXD2, 5.9%, 3/25/37 (Step)

 33,040

 194,923

 1.58

 Option One Woodbridge Loan Trust 2002-1, Floating Rate Note, 3/25/32 (144A)

 194,152

 158,727

 Orange Lake Timeshare Trust 2012-A, 4.87%, 3/10/27 (144A)

 161,738

 49,875

 Oscar US Funding Trust 2014-1, 1.0%, 8/15/17 (144A)

 49,865

 1,082,740

 1.13

 Oscar US Funding Trust II, Floating Rate Note, 2/15/18 (144A)

 1,080,223

 2,000,000

 2.14

 Oscar US Funding Trust IV, Floating Rate Note, 7/15/20 (144A)

 2,000,000

 126,417

 1.03

 Ownit Mortgage Loan Trust Series 2005-5, Floating Rate Note, 10/25/36

 126,070

 332,827

 1.47

 Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW, Floating Rate Note, 9/25/34

 333,015

 163,984

 0.71

 Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WHQ4, Floating Rate Note, 9/25/35

 159,020

 14,180

 1.39

 Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MCW, Floating Rate Note, 10/25/34

 14,175

 1,153,501

 0.82

 Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4, Floating Rate Note, 9/25/35

 1,143,921

 2,290,000

 1.04

 PFS Financing Corp., Floating Rate Note, 10/15/19 (144A)

 2,278,154

 1,700,000

 1.29

 PFS Financing Corp., Floating Rate Note, 10/15/19 (144A)

 1,677,082

 4,145,000

 1.04

 PFS Financing Corp., Floating Rate Note, 2/15/19 (144A)

 4,131,605

 4,000,000

 1.64

 PFS Financing Corp., Floating Rate Note, 2/18/20 (144A)

 4,003,316

 1,250,000

 2.19

 PFS Financing Corp., Floating Rate Note, 2/18/20 (144A)

 1,244,386

 950,000

 1.05

 PFS Financing Corp., Floating Rate Note, 4/15/20 (144A)

 940,807

 1,870,061

 PFS Tax Lien Trust 2014-1, 1.44%, 5/15/29 (144A)

 1,859,953

 3,034,099

 0.90

 Popular ABS Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 11/25/35

 2,993,887

 311,314

 0.77

 Popular ABS Mortgage Pass-Through Trust 2006-A, Floating Rate Note, 2/25/36

 306,429

 346,766

 Prestige Auto Receivables Trust 2013-1, 1.33%, 5/15/19 (144A)

 346,553

 1,500,000

 Prestige Auto Receivables Trust 2013-1, 3.04%, 7/15/20 (144A)

 1,506,939

 15,524

 Prestige Auto Receivables Trust 2014-1, 0.97%, 3/15/18 (144A)

 15,521

 3,709,084

 Pretium Mortgage Credit Partners I 2015-NPL2 LLC, 3.75%, 5/27/30 (Step) (144A)

 3,699,437

 4,065,129

 Pretium Mortgage Credit Partners I 2015-NPL3 LLC, 4.125%, 10/27/30 (Step) (144A)

 4,069,720

 1,650,000

 Pretium Mortgage Credit Partners I 2016-NPL4 LLC, 7.125%, 7/25/31 (Step) (144A)

 1,650,585

 2,945,629

 Pretium Mortgage Credit Partners LLC, 4.375%, 2/27/31 (Step) (144A)

 2,955,664

 4,750,000

 Progreso Receivables Funding II LLC, 3.5%, 7/8/19 (144A)

 4,756,977

 3,050,000

 Progreso Receivables Funding III LLC, 3.625%, 1/30/25 (144A)

 3,044,679

 1,700,000

 Progreso Receivables Funding IV LLC, 3.0%, 7/8/20 (144A)

 1,669,909

 5,138,664

 1.54

 Progress Residential 2014-SFR1 Trust REMICS, Floating Rate Note, 10/17/31 (144A)

 5,083,794

 3,000,000

 2.84

 Progress Residential 2015-SFR1 Trust, Floating Rate Note, 2/20/32 (144A)

 2,984,338

 1,490,579

 PURCHASING POWER FUNDING 2015-A LLC, 3.5%, 12/15/19 (144A)

 1,488,715

 2,176,206

 1.11

 Quest Trust REMICS, Floating Rate Note, 3/25/34 (144A)

 2,124,534

 404,336

 1.40

 RAAC Series 2005-RP1 Trust, Floating Rate Note, 7/25/37 (144A)

 401,941

 887,022

 1.25

 RAAC Series 2005-RP3 Trust, Floating Rate Note, 5/25/39 (144A)

 858,824

 1,439,416

 0.70

 RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)

 1,424,339

 435,093

 1.38

 RAMP Series 2004-RS11 Trust, Floating Rate Note, 11/25/34

 431,944

 499,874

 0.93

 RAMP Series 2004-RZ1 Trust, Floating Rate Note, 3/25/34

 505,304

 32,861

 1.20

 RAMP Series 2005-RS6 Trust, Floating Rate Note, 6/25/35

 32,840

 121,303

 0.85

 RAMP Series 2005-RZ3 Trust, Floating Rate Note, 9/25/35

 121,087

 752,719

 0.61

 RAMP Series 2006-RZ3 Trust, Floating Rate Note, 10/25/35

 747,932

 1,833,746

 0.69

 RASC Series 2005-AHL3 Trust, Floating Rate Note, 9/25/35

 1,812,646

 554,060

 0.88

 RASC Series 2005-KS9 Trust, Floating Rate Note, 10/25/35

 546,939

 1,219,230

 RBSHD 2013-1 Trust, 7.6853%, 10/25/47 (Step) (144A)

 1,219,464

 3,600,000

 1.84

 Resimac Premier Series 2016-1, Floating Rate Note, 10/10/47 (144A)

 3,600,360

 1,726,075

 RMAT 2015-1 LLC, 4.09%, 7/27/20 (Step) (144A)

 1,717,947

 94,633

 1.35

 Salomon Mortgage Loan Trust Series 2001-CB4, Floating Rate Note, 11/25/33

 91,989

 715,036

 1.27

 SASCO Mortgage Loan Trust 2005-GEL1, Floating Rate Note, 12/25/34

 699,372

 2,292,616

 0.91

 Saxon Asset Securities Trust 2005-3, Floating Rate Note, 11/25/35

 2,265,617

 574,223

 0.68

 Saxon Asset Securities Trust 2005-4, Floating Rate Note, 11/25/37

 572,603

 2,400,000

 SCF Equipment Trust 2016-1 LLC, 3.62%, 11/20/21 (144A)

 2,400,000

 1,800,000

 Sierra Auto Receivables Securitization Trust 2016-1, 2.85%, 1/18/22 (144A)

 1,799,787

 1,358,940

 Sierra Timeshare 2013-1 Receivables Funding LLC, 2.39%, 11/20/29 (144A)

 1,348,991

 3,778,000

 2.49

 Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)

 3,720,594

 1,698,226

 Skopos Auto Receivables Trust 2015-2, 3.55%, 2/17/20 (144A)

 1,696,444

 651,050

 0.87

 SMART ABS Series 2015-1US Trust, Floating Rate Note, 8/14/17

 650,690

 3,580,771

 1.20

 SMART ABS Series 2015-3US Trust, Floating Rate Note, 4/16/18

 3,573,631

 2,400,000

 SNAAC Auto Receivables Trust 2013-1, 4.56%, 4/15/20 (144A)

 2,402,794

 1,700,675

 2.20

 Sofi Professional Loan Program 2016-A LLC, Floating Rate Note, 8/25/36 (144A)

 1,712,641

 1,600,000

 1.64

 Sofi Professional Loan Program 2016-B LLC, Floating Rate Note, 6/25/33 (144A)

 1,599,989

 919,533

 1.17

 Soundview Home Loan Trust 2005-DO1, Floating Rate Note, 5/25/35

 914,801

 495,152

 0.71

 Soundview Home Loan Trust 2005-OPT4, Floating Rate Note, 12/25/35

 487,653

 166,004

 0.84

 Specialty Underwriting & Residential Finance Trust Series 2005-AB2, Floating Rate Note, 6/25/36

 165,546

 273,591

 0.78

 Specialty Underwriting & Residential Finance Trust Series 2005-AB2, Floating Rate Note, 6/25/36

 272,807

 53,815

 0.65

 Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36

 53,750

 3,640,376

 0.75

 Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36

 3,589,428

 496,069

 1.51

 Structured Asset Investment Loan Trust 2004-10, Floating Rate Note, 11/25/34

 492,355

 608,718

 1.35

 Structured Asset Investment Loan Trust 2004-11, Floating Rate Note, 1/25/35

 600,903

 1,631,180

 1.49

 Structured Asset Investment Loan Trust 2004-BNC2, Floating Rate Note, 12/25/34

 1,622,130

 2,017,190

 1.17

 Structured Asset Investment Loan Trust 2005-6, Floating Rate Note, 7/25/35

 2,010,963

 1,103,458

 1.16

 Structured Asset Investment Loan Trust 2005-HE1, Floating Rate Note, 7/25/35

 1,082,367

 860,277

 0.65

 Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36

 844,999

 325,634

 1.05

 Structured Asset Securities Corp Mortgage Loan Trust 2005-S7, Floating Rate Note, 12/25/35 (144A)

 322,834

 1,865,150

 0.60

 Structured Asset Securities Corp Mortgage Loan Trust 2006-EQ1, Floating Rate Note, 7/25/36 (144A)

 1,819,224

 736,753

 0.67

 Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)

 732,772

 236,159

 0.58

 Structured Asset Securities Corp Mortgage Loan Trust 2007-BC2, Floating Rate Note, 3/25/37

 235,645

 3,510,278

 0.75

 Structured Asset Securities Corp Mortgage Loan Trust 2007-TC1, Floating Rate Note, 4/25/31 (144A)

 3,319,441

 1,016,553

 1.95

 Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-BC2, Floating Rate Note, 3/25/33

 1,009,584

 244,898

 0.67

 Structured Asset Securities Corp Trust 2005-AR1, Floating Rate Note, 9/25/35

 243,984

 992,060

 Sunset Mortgage Loan Co 2014-NPL2 LLC, 3.721%, 11/16/44 (Step) (144A)

 986,802

 3,031,357

 Sunset Mortgage Loan Co 2015-NPL1 LLC, 4.4586%, 9/16/45 (Step) (144A)

 3,043,382

 4,557,372

 1.74

 SWAY Residential 2014-1 Trust, Floating Rate Note, 1/20/32 (144A)

 4,530,484

 655,544

 TAL Advantage V LLC, 1.7%, 5/20/39 (144A)

 647,955

 2,200,000

 Tax Ease Funding LLC Series 16-1A, 3.13%, 6/15/28

 2,199,978

 739,447

 1.39

 Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34

 722,029

 1,225,492

 0.90

 Terwin Mortgage Trust Series TMTS 2005-10HE, Floating Rate Note, 6/25/36

 1,223,374

 1,147,441

 0.76

 Terwin Mortgage Trust Series TMTS 2005-12ALT, Floating Rate Note, 7/25/36

 1,123,915

 1,400,000

 Tidewater Auto Receivables Trust 2016-A, 2.3%, 9/15/19 (144A)

 1,400,213

 3,079,000

 1.70

 Trade MAPS 1, Ltd., Floating Rate Note, 12/10/18 (144A)

 3,055,924

 2,795,000

 1.15

 Trade MAPS 1, Ltd., Floating Rate Note, 12/10/18 (144A)

 2,783,797

 2,523,000

 1.39

 Trafigura Securitisation Finance Plc. 2014-1, Floating Rate Note, 4/16/18 (144A)

 2,496,527

 4,150,000

 2.09

 Tricon American Homes 2015-SFR1 Trust REMICS, Floating Rate Note, 5/19/32 (144A)

 4,068,028

 2,000,000

 1.20

 Trillium Credit Card Trust II, Floating Rate Note, 5/26/21 (144A)

 2,000,000

 941,367

 2.15

 Truman Capital Mortgage Loan Trust, Floating Rate Note, 1/25/34

 926,060

 816,013

 0.71

 Truman Capital Mortgage Loan Trust, Floating Rate Note, 3/25/36 (144A)

 730,747

 434,661

 United Auto Credit Securitization Trust 2015-1, 1.68%, 9/15/17 (144A)

 434,523

 699,271

 United Auto Credit Securitization Trust 2016-1, 2.0%, 10/16/17 (144A)

 699,102

 443,801

 VOLT XIX LLC, 3.875%, 4/26/55 (Step) (144A)

 443,372

 2,600,000

 VOLT XLVII LLC, 6.75%, 6/25/46 (Step) (144A)

 2,600,000

 4,715,622

 VOLT XXV LLC, 3.5%, 6/26/45 (Step) (144A)

 4,682,281

 2,273,758

 VOLT XXXI LLC, 3.375%, 2/25/55 (Step) (144A)

 2,251,347

 1,839,141

 VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)

 1,823,385

 6,076,986

 VOLT XXXIX LLC, 4.125%, 10/25/45 (Step) (144A)

 6,085,644

 1,831,272

 VOLT XXXVI LLC, 3.625%, 7/25/45 (Step) (144A)

 1,818,615

 3,144,355

 VOLT XXXVII LLC, 3.625%, 7/25/45 (Step) (144A)

 3,133,434

 3,125,067

 VOLT XXXVIII LLC, 3.875%, 9/25/45 (Step) (144A)

 3,109,562

 342,823

 0.91

 Wells Fargo Home Equity Asset-Backed Securities 2005-2 Trust, Floating Rate Note, 11/25/35

 333,970

 574,404

 0.86

 Wells Fargo Home Equity Asset-Backed Securities 2005-2 Trust, Floating Rate Note, 4/25/35

 574,187

 162,566

 0.83

 Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust, Floating Rate Note, 12/25/35

 162,209

 1,218,242

 0.70

 Wells Fargo Home Equity Asset-Backed Securities 2006-1 Trust REMICS, Floating Rate Note, 7/25/36

 1,153,983

 1,876,994

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 1,874,537

 1,453,118

 1.19

 Westlake Automobile Receivables Trust 2015-2, Floating Rate Note, 7/16/18 (144A)

 1,453,468

 5,050,816

 1.37

 Westlake Automobile Receivables Trust 2015-3, Floating Rate Note, 5/17/21 (144A)

 5,057,277

 2,730,000

 1.49

 Westlake Automobile Receivables Trust 2016-1, Floating Rate Note, 1/15/19 (144A)

 2,734,687

 304,409

 Wheels SPV 2 LLC, 0.84%, 3/20/23 (144A)

 303,836

 23,221

 0.73

 Wilshire Mortgage Loan Trust, Floating Rate Note, 5/25/28

 22,869

 3,000,000

 World Financial Network Credit Card Master Trust, 1.26%, 3/15/21

 3,002,189

 1,725,000

 0.92

 World Financial Network Credit Card Master Trust, Floating Rate Note, 2/15/22

 1,722,886

 6,334

 0.66

 World Omni Auto Receivables Trust 2014-B, Floating Rate Note, 1/16/18

 6,334

 2,641,248

 0.84

 World Omni Auto Receivables Trust 2015-B, Floating Rate Note, 7/15/19

 2,639,658

 683,864

 0.65

 World Omni Automobile Lease Securitization Trust 2014-A, Floating Rate Note, 3/15/17

 683,671

 3,450,250

 WVUE 2015-1, 4.5%, 9/25/20 (Step) (144A)

 3,447,002

 TOTAL ASSET BACKED SECURITIES

 (Cost $731,700,480)

 $

 731,473,088

 COLLATERALIZED MORTGAGE OBLIGATIONS - 28.5%

 15,912

 A10 Securitization 2013-1 LLC, 2.4%, 11/17/25 (144A)

 $

 15,910

 1,973,175

 A10 Term Asset Financing 2014-1 LLC, 1.72%, 4/15/33 (144A)

 1,961,414

 3,281,266

 1.29

 Aberdeen Loan Funding, Ltd., Floating Rate Note, 11/1/18 (144A)

 3,262,805

 1,750,000

 2.29

 Aberdeen Loan Funding, Ltd., Floating Rate Note, 11/1/18 (144A)

 1,735,158

 2,000,000

 2.98

 ACA CLO 2007-1, Ltd., Floating Rate Note, 6/15/22 (144A)

 1,901,112

 2,500,000

 1.91

 ACRE Commercial Mortgage Trust 2014-FL2, Floating Rate Note, 8/15/31 (144A)

 2,477,820

 481,503

 1.46

 ACRE Commercial Mortgage Trust 2014-FL2, Floating Rate Note, 8/15/31 (144A)

 479,981

 612,801

 1.23

 Adjustable Rate Mortgage Trust 2005-2, Floating Rate Note, 6/25/35

 604,353

 862,842

 1.01

 Adjustable Rate Mortgage Trust 2005-5, Floating Rate Note, 9/25/35

 804,503

 1,652,574

 1.03

 Alternative Loan Trust 2004-6CB, Floating Rate Note, 4/25/34

 1,579,533

 615,077

 1.35

 Alternative Loan Trust 2004-J13, Floating Rate Note, 2/25/35

 597,578

 3,000,000

 1.93

 Apidos CLO IX, Floating Rate Note, 7/17/23 (144A)

 2,989,700

 4,300,000

 2.19

 Arbor Realty Collateralized Loan Obligation 2014-1, Ltd., Floating Rate Note, 5/15/24 (144A)

 4,283,707

 5,000,000

 2.18

 Arbor Realty Collateralized Loan Obligation 2015-FL1, Ltd., Floating Rate Note, 3/17/25 (144A)

 4,850,000

 3,613,000

 2.64

 BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)

 3,568,278

 1,920,000

 1.54

 BAMLL Commercial Mortgage Securities Trust 2014-ICTS, Floating Rate Note, 6/15/28 (144A)

 1,884,679

 3,490,000

 3.04

 BAMLL Commercial Mortgage Securities Trust 2014-INLD REMICS, Floating Rate Note, 12/17/29 (144A)

 3,424,194

 3,500,000

 2.44

 BAMLL Commercial Mortgage Securities Trust 2015-ASHF REMICS, Floating Rate Note, 1/15/28 (144A)

 3,420,060

 5,500,000

 3.43

 BAMLL Commercial Mortgage Securities Trust 2016-ASHF, Floating Rate Note, 3/15/28 (144A)

 5,549,211

 4,700,000

 3.03

 BAMLL Re-REMIC Trust 2014-FRR5, Floating Rate Note, 3/29/45 (144A)

 4,560,469

 1,906,645

 3.95

 BAMLL Re-REMIC Trust 2014-FRR6, Floating Rate Note, 8/28/46 (144A)

 1,874,112

 7,000,000

 2.69

 BAMLL Re-REMIC Trust 2014-FRR7, Floating Rate Note, 10/26/44 (144A)

 6,851,426

 712,140

 5.46

 Banc of America Commercial Mortgage Trust 2006-1, Floating Rate Note, 9/10/45

 711,903

 1,257,198

 0.76

 Banc of America Funding 2005-A Trust, Floating Rate Note, 2/20/35

 1,212,264

 82,712

 3.26

 Banc of America Mortgage 2003-A Trust, Floating Rate Note, 2/25/33

 80,971

 1,162,284

 3.26

 Banc of America Mortgage 2004-D Trust, Floating Rate Note, 5/25/34

 1,148,216

 248,241

 2.75

 Banc of America Mortgage 2004-I Trust, Floating Rate Note, 10/25/34

 242,160

 3,150,000

 2.44

 BBCMS Trust 2015-SLP, Floating Rate Note, 2/15/28 (144A)

 3,081,739

 996,185

 3.01

 BCAP LLC 2009-RR13-I Trust, Floating Rate Note, 9/26/35 (144A)

 1,005,164

 524,042

 2.95

 BCAP LLC 2013-RR3 Trust, Floating Rate Note, 5/28/36 (144A)

 525,120

 786,319

 3.18

 BCAP LLC 2013-RR7 Trust, Floating Rate Note, 12/27/34 (144A)

 801,193

 679,591

 1.29

 Bear Stearns ALT-A Trust 2004-11, Floating Rate Note, 11/25/34

 659,993

 1,436,892

 1.15

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 1,387,049

 3,839,325

 1.29

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 3,604,374

 2,368,774

 1.29

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 2,230,734

 431,291

 1.19

 Bear Stearns ALT-A Trust 2004-13, Floating Rate Note, 11/25/34

 420,431

 1,865,999

 1.05

 Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34

 1,770,049

 690,816

 0.95

 Bear Stearns ALT-A Trust 2005-2, Floating Rate Note, 3/25/35

 672,613

 944,837

 3.01

 Bear Stearns ARM Trust 2003-3, Floating Rate Note, 5/25/33

 940,019

 259,072

 3.31

 Bear Stearns ARM Trust 2004-3, Floating Rate Note, 7/25/34

 249,603

 673,090

 2.38

 Bear Stearns ARM Trust 2005-5, Floating Rate Note, 8/25/35

 675,173

 201,787

 1.55

 Bear Stearns Asset Backed Securities Trust 2003-AC5, Floating Rate Note, 10/25/33

 186,558

 290,609

 4.99

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, Floating Rate Note, 9/11/42

 291,276

 2,687,710

 Bear Stearns Commercial Mortgage Securities Trust 2007-PWR15 REMICS, 5.331%, 2/11/44

 2,736,294

 304,176

 2.91

 Bear Stearns Mortgage Securities, Inc., Floating Rate Note, 6/25/30

 306,917

 2,000,000

 4.95

 Bellemeade Re II, Ltd., Floating Rate Note, 4/25/26 (144A)

 2,005,000

 1,417,541

 2.95

 Bellemeade Re, Ltd., Floating Rate Note, 7/25/25 (144A)

 1,406,910

 4,100,000

 2.41

 BHMS 2014-ATLS Mortgage Trust REMICS, Floating Rate Note, 7/8/33 (144A)

 4,015,119

 4,500,000

 1.03

 Black Diamond CLO 2006-1 Luxembourg SA, Floating Rate Note, 4/29/19 (144A)

 4,249,769

 2,490,000

 1.79

 BLCP Hotel Trust, Floating Rate Note, 8/15/29 (144A)

 2,419,416

 3,823,000

 3.29

 BXHTL 2015-JWRZ Mortgage Trust, Floating Rate Note, 5/15/29 (144A)

 3,690,210

 2,328,338

 0.90

 Callidus Debt Partners Clo Fund VI, Ltd., Floating Rate Note, 10/23/21 (144A)

 2,289,738

 2,200,000

 1.93

 Cathedral Lake CLO 2015-3, Ltd., Floating Rate Note, 1/15/26 (144A)

 2,199,149

 6,045,000

 2.94

 CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)

 5,933,696

 7,200,000

 2.59

 CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)

 7,016,164

 1,000,000

 5.04

 CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)

 967,478

 1,050,000

 1.64

 CGBAM Commercial Mortgage Trust 2014-HD, Floating Rate Note, 2/18/31 (144A)

 1,041,306

 4,348,694

 1.39

 CG-CCRE Commercial Mortgage Trust 2014-FL1, Floating Rate Note, 6/16/31 (144A)

 4,342,717

 3,650,000

 2.08

 CGGS Commercial Mortgage Trust 2016-RND, Floating Rate Note, 2/9/33 (144A)

 3,686,786

 9,130,000

 2.34

 CGWF Commercial Mortgage Trust 2013-RKWH REMICS, Floating Rate Note, 11/15/30 (144A)

 9,107,537

 104,310

 0.78

 Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-1, Floating Rate Note, 1/25/35 (144A)

 93,686

 44,241

 0.75

 Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3, Floating Rate Note, 8/25/35 (144A)

 39,410

 428,324

 0.95

 CHL Mortgage Pass-Through Trust 2003-15 REMICS, Floating Rate Note, 6/25/18

 417,574

 83,415

 0.89

 CIFC Funding 2007-I, Ltd., Floating Rate Note, 5/10/21 (144A)

 82,731

 2,401,311

 2.46

 CIM Trust 2015-4AG, Floating Rate Note, 11/25/57 (144A)

 2,365,138

 5,561

 Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-4, 5.0%, 7/25/20

 5,708

 610,873

 Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-7, 5.0%, 10/25/35

 617,074

 1,735,074

 6.26

 Citigroup Commercial Mortgage Trust 2008-C7, Floating Rate Note, 12/10/49

 1,812,306

 1,500,000

 3.74

 Citigroup Commercial Mortgage Trust 2015-SHP2, Floating Rate Note, 7/15/27 (144A)

 1,471,070

 5,000,000

 2.54

 Citigroup Commercial Mortgage Trust 2015-SSHP REMICS, Floating Rate Note, 9/15/27 (144A)

 4,867,678

 928,320

 Citigroup Mortgage Loan Trust 2010-4 REMICS, 5.0%, 10/25/35 (144A)

 948,125

 1,169,678

 1.06

 CNL Commercial Mortgage Loan Trust 2002-1, Floating Rate Note, 10/25/28 (144A)

 1,105,346

 3,714,964

 2.39

 Colony Mortgage Capital Series 2015-FL3, Ltd., Floating Rate Note, 9/5/32 (144A)

 3,705,677

 6,000,000

 1.24

 Comm 2014-BBG Mortgage Trust REMICS, Floating Rate Note, 3/15/29 (144A)

 5,897,193

 5,600,000

 2.89

 COMM 2014-FL4 Mortgage Trust REMICS, Floating Rate Note, 7/15/31 (144A)

 5,440,037

 4,970,000

 2.59

 COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/15/31 (144A)

 4,885,909

 6,980,000

 1.24

 COMM 2014-PAT Mortgage Trust REMICS, Floating Rate Note, 8/13/27 (144A)

 6,910,017

 2,722,000

 2.04

 COMM 2014-PAT Mortgage Trust, Floating Rate Note, 8/13/27 (144A)

 2,643,229

 5,589,000

 2.19

 COMM 2014-SAVA Mortgage Trust, Floating Rate Note, 6/15/34 (144A)

 5,463,525

 7,340,000

 2.05

 COMM 2014-TWC Mortgage Trust, Floating Rate Note, 2/13/32 (144A)

 7,251,310

 4,500,000

 3.03

 Cratos CLO, Ltd., Floating Rate Note, 5/19/21 (144A)

 4,477,720

 5,444,129

 5.89

 Credit Suisse Commercial Mortgage Trust Series 2007-C3, Floating Rate Note, 6/15/39

 5,538,403

 1,285,013

 6.14

 Credit Suisse Commercial Mortgage Trust Series 2007-C4 REMICS, Floating Rate Note, 9/15/39

 1,326,336

 5,000,000

 6.14

 Credit Suisse Commercial Mortgage Trust Series 2007-C4, Floating Rate Note, 9/15/39

 5,057,714

 352,836

 1.19

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34

 338,195

 1,792,405

 0.72

 Credit Suisse First Boston Mortgage Securities, 05-6, Floating Rate Note, 7/25/35

 1,747,822

 211,791

 3.19

 Credit Suisse Mortgage Capital Certificates REMICS, Floating Rate Note, 7/27/36 (144A)

 211,717

 2,567,749

 2.14

 Crown Point CLO, Ltd., Floating Rate Note, 11/21/22 (144A)

 2,563,333

 1,853,856

 0.69

 Crusade Global Trust No 1 of 2007, Floating Rate Note, 4/19/38

 1,835,275

 1,765,614

 0.69

 Crusade Global Trust No.2 of 2006, Floating Rate Note, 11/15/37

 1,757,179

 2,300,000

 2.69

 CSMC 2015-TWNI Trust, Floating Rate Note, 3/15/28 (144A)

 2,234,562

 3,500,000

 2.29

 CSMC Trust 2015-DEAL, Floating Rate Note, 4/16/29 (144A)

 3,398,820

 3,750,000

 3.29

 CSMC Trust 2015-SAND, Floating Rate Note, 8/15/30 (144A)

 3,609,613

 1,850,000

 2.05

 EQTY 2014-INNS Mortgage Trust REMICS, Floating Rate Note, 5/8/31 (144A)

 1,793,251

 3,530,000

 1.65

 EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/31 (144A)

 3,379,783

 2,709,062

 2.05

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 4/25/28

 2,704,981

 2,055,759

 1.40

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 5/25/24

 2,041,718

 4,080,835

 1.65

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 7/25/24

 4,091,654

 2,447,758

 2.40

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 8/25/28

 2,467,285

 2,161,405

 2.60

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 9/25/28

 2,187,022

 1,748,639

 0.80

 Fannie Mae Trust 2003-W6, Floating Rate Note, 9/25/42

 1,739,665

 177,920

 2.50

 Fannie Mae Trust 2005-W4, Floating Rate Note, 6/26/45

 187,804

 1,513,708

 0.71

 Fannie Mae Whole Loan, Floating Rate Note, 11/25/46

 1,517,079

 2,068,559

 Fannie Mae, 3.0%, 1/25/29

 2,098,893

 1,905,938

 Fannie Mae, 3.0%, 11/25/18

 1,937,842

 316,330

 Fannie Mae, 3.0%, 8/25/25

 321,205

 586,009

 Fannie Mae, 3.5%, 10/25/23

 590,691

 874,383

 Fannie Mae, 3.5%, 6/25/21

 899,268

 2,424,696

 Fannie Mae, 4.5%, 9/25/18

 2,497,369

 814,288

 Fannie Mae, 4.5%, 9/25/35

 827,440

 156,160

 Fannie Mae, 5.0%, 6/25/34

 156,686

 510,419

 Federal Home Loan Banks, 2.9%, 4/20/17

 518,219

 843,269

 0.84

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/33

 844,329

 227,196

 0.73

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/36

 226,674

 2,412,737

 0.73

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/37

 2,403,752

 56,073

 0.59

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/20

 55,959

 60,597

 1.38

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/31

 61,446

 841,372

 1.02

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37

 847,284

 376,424

 1.05

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37

 381,255

 81,188

 1.04

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/31

 82,370

 208,201

 1.43

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/33

 212,797

 139,423

 0.79

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/35

 139,199

 632,549

 0.79

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36

 631,715

 339,432

 0.79

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36

 338,984

 323,309

 0.84

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/40

 323,255

 93,643

 0.84

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/20

 94,124

 359,881

 0.89

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/28

 360,898

 103,478

 0.79

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32

 103,402

 21,575

 0.93

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32

 21,673

 346,145

 0.83

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32

 347,418

 456,281

 0.84

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32

 458,458

 725,585

 1.13

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/39

 730,490

 478,748

 0.79

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/41

 477,965

 108,858

 0.67

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/19

 108,777

 204,296

 0.74

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/25

 204,605

 197,158

 0.79

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/29

 197,009

 602,271

 0.74

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/30

 602,545

 474,849

 0.84

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33

 475,545

 276,581

 0.98

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33

 279,724

 640,502

 0.74

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36

 638,409

 250,450

 0.79

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36

 249,924

 418,005

 0.74

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/39

 419,382

 1,047,940

 1.49

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/24

 1,071,789

 495,758

 1.44

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32

 507,031

 148,620

 1.14

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32

 149,824

 719,012

 1.43

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32

 739,349

 718,242

 0.73

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/36

 716,565

 122,495

 0.89

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/39

 122,995

 1,721,538

 0.84

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/41

 1,728,608

 436,730

 0.74

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/36

 435,710

 89,587

 0.78

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/29

 90,155

 296,457

 1.96

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/33

 306,512

 679,025

 0.78

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/35

 677,585

 277,371

 0.74

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/35

 277,990

 347,862

 0.84

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/36

 347,635

 190,270

 0.77

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/37

 189,609

 101,822

 1.68

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/37

 103,904

 72,999

 0.79

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/41

 72,816

 42,593

 0.89

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/23

 42,725

 370,285

 0.84

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/33

 370,842

 387,657

 0.85

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36

 387,878

 1,490,868

 0.75

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36

 1,486,571

 178,453

 0.84

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/38

 178,707

 70,767

 0.68

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/21

 70,891

 399,717

 0.84

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/23

 401,530

 434,443

 0.68

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/34

 431,457

 828,098

 0.94

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36

 830,785

 31,301

 0.84

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36

 31,314

 437,376

 0.64

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36

 437,582

 364,708

 0.79

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/40

 364,082

 323,419

 0.64

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/26

 323,615

 569,042

 0.69

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35

 569,021

 304,348

 0.68

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35

 302,845

 554,925

 0.69

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/36

 551,932

 600,241

 0.74

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/26

 601,876

 117,220

 1.04

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/32

 118,762

 279,369

 0.85

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/36

 279,706

 199,966

 0.84

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/36

 200,062

 3,221,026

 Federal Home Loan Mortgage Corp., 3.0%, 12/15/24

 3,266,223

 504,126

 0.69

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/15/35

 501,928

 227,603

 0.78

 Federal Home Loan Mortgage Corp., Floating Rate Note, 2/15/18

 228,077

 418,859

 1.44

 Federal Home Loan Mortgage Corp., Floating Rate Note, 3/15/32

 428,383

 435,618

 1.04

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/15/28

 442,547

 248,108

 1.04

 Federal Home Loan Mortgage Corp., Floating Rate Note, 6/15/31

 251,766

 3,233,487

 1.13

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/15/35

 3,261,156

 175,237

 1.10

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/18/32

 177,972

 281,846

 1.15

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/32

 286,772

 111,655

 1.10

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/33

 113,624

 309,646

 0.95

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/33

 310,976

 218,633

 1.00

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/40

 219,796

 454,272

 0.75

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/35

 452,392

 7,744

 0.75

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/35

 7,753

 1,753,242

 0.85

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/36

 1,752,347

 93,437

 1.00

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/37

 93,820

 518,902

 1.05

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/37

 522,286

 439,389

 1.67

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/38

 448,809

 836,662

 0.65

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/27/37

 834,505

 1,406,860

 1.45

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/18/32

 1,438,179

 335,556

 1.05

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/31

 340,630

 295,289

 1.05

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/31

 299,754

 537,881

 0.95

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/33

 540,054

 412,688

 0.75

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/34

 414,798

 254,990

 0.77

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/36

 254,260

 77,652

 1.05

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/23

 78,710

 234,305

 1.45

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/23

 236,973

 72,795

 1.00

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/30

 73,920

 681,956

 1.35

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/31

 690,769

 278,353

 1.05

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/32

 279,581

 167,395

 0.69

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/36

 166,533

 418,384

 1.07

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/37

 417,731

 148,441

 0.85

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/38

 148,750

 252,756

 1.20

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33

 257,402

 576,307

 0.80

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33

 580,703

 652,221

 0.76

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/35

 650,471

 494,395

 0.70

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37

 491,762

 359,586

 0.65

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37

 356,989

 172,981

 1.15

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/38

 175,100

 176,460

 0.90

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/38

 176,917

 67,675

 0.95

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/23

 67,714

 412,175

 0.95

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/24

 416,750

 215,661

 0.99

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/28

 216,686

 1,037,385

 0.85

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34

 1,038,136

 90,024

 0.75

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/36

 89,706

 151,629

 1.45

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 155,530

 658,797

 0.70

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 654,696

 318,865

 0.70

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 317,184

 1,460,023

 0.67

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/45

 1,421,014

 187,865

 0.75

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/25

 187,624

 1,549,956

 1.35

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32

 1,570,071

 775,406

 0.95

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/33

 779,136

 365,767

 0.95

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/42

 366,673

 281,557

 0.95

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/33

 282,863

 364,270

 0.80

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36

 363,438

 903,803

 0.76

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36

 905,867

 524,291

 0.85

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/37

 524,512

 170,414

 1.05

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40

 171,810

 672,752

 0.95

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40

 673,941

 697,906

 1.00

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40

 701,839

 187,692

 0.85

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/23

 188,495

 577,640

 0.90

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/36

 578,244

 650,105

 0.69

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 645,367

 57,843

 0.68

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 57,412

 231,209

 0.70

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 230,002

 66,389

 0.90

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 66,517

 44,872

 0.95

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/18/27

 45,417

 324,757

 1.05

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/31

 329,668

 227,609

 1.05

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/31

 231,312

 143,487

 1.45

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/32

 145,983

 364,671

 0.85

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34

 364,957

 117,256

 0.90

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34

 117,576

 1,525,452

 0.75

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35

 1,520,365

 1,594,900

 0.70

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35

 1,588,515

 205,871

 0.74

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/36

 205,151

 205,200

 0.85

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/37

 205,348

 159,035

 0.95

 Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/31

 159,786

 65,022

 1.05

 Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/32

 65,950

 214,583

 0.95

 Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/32

 215,653

 7,914

 0.85

 Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/33

 7,942

 184,327

 1.00

 Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/36

 184,469

 6,199

 1.25

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/20

 6,221

 58,085

 1.35

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/21

 59,031

 271,950

 0.95

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/32

 273,167

 1,479,993

 0.95

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/33

 1,486,011

 396,494

 1.02

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36

 397,764

 564,660

 0.95

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 566,616

 276,193

 1.02

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 279,205

 157,186

 1.00

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 159,018

 234,305

 2.09

 Federal National Mortgage Association, Floating Rate Note, 12/25/23

 240,994

 5,415,605

 0.75

 Federal National Mortgage Association, Floating Rate Note, 12/25/33

 5,396,192

 11,435,370

 0.90

 Federal National Mortgage Association, Floating Rate Note, 2/25/38

 11,460,246

 767,665

 0.75

 Federal National Mortgage Association, Floating Rate Note, 3/25/18

 766,999

 105,505

 2.90

 Federal National Mortgage Association, Floating Rate Note, 4/25/35

 113,056

 673,280

 2.70

 First Horizon Mortgage Pass-Through Trust 2003-AR3, Floating Rate Note, 9/25/33

 670,645

 809,195

 1.08

 Fore CLO, Ltd., Floating Rate Note, 7/20/19 (144A)

 808,408

 1,526,358

 0.89

 Four Corners CLO III, Ltd., Floating Rate Note, 7/22/20 (144A)

 1,520,819

 409,365

 0.78

 Freddie Mac Strips, Floating Rate Note, 12/15/36

 409,121

 306,930

 0.68

 Freddie Mac Strips, Floating Rate Note, 8/15/36

 305,867

 1,326,870

 0.74

 Freddie Mac Strips, Floating Rate Note, 8/15/36

 1,325,541

 1,320,844

 2.85

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 10/25/24

 1,330,052

 1,500,000

 2.65

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 10/25/28

 1,506,724

 1,350,000

 2.09

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 11/25/28

 1,350,648

 1,189,870

 1.45

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 2/25/24

 1,190,660

 2,098,078

 1.80

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 4/25/28

 2,101,852

 2,509,286

 1.89

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 7/25/28

 2,517,578

 583,215

 2.84

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 8/25/24

 587,680

 2,200,367

 2.20

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 9/25/28

 2,207,440

 852,580

 Freddie Mac, 2.0%, 11/15/20

 866,443

 873,290

 Freddie Mac, 2.0%, 8/15/20

 887,607

 1,081,257

 Freddie Mac, 3.0%, 4/15/24

 1,093,709

 2,473,932

 Freddie Mac, 3.0%, 5/15/29

 2,533,034

 223,894

 Freddie Mac, 3.0%, 7/15/36

 225,056

 344,623

 Freddie Mac, 3.5%, 7/15/23

 345,238

 806,703

 Freddie Mac, 4.0%, 12/15/23

 809,879

 1,482,011

 Freddie Mac, 5.0%, 10/15/26

 1,491,343

 3,598,976

 2.78

 FREMF Mortgage Trust 2014-KF04 REMICS, Floating Rate Note, 6/25/21 (144A)

 3,570,209

 5,634,895

 4.47

 FREMF Mortgage Trust 2014-KF05 REMICS, Floating Rate Note, 9/25/21 (144A)

 5,234,125

 5,429,333

 5.45

 FREMF Mortgage Trust 2014-KS02 REMICS, Floating Rate Note, 8/25/23 (144A)

 5,422,546

 2,500,000

 3.42

 FREMF Mortgage Trust Class C, Floating Rate Note, 11/25/46 (144A)

 2,504,053

 1,927,175

 1.74

 GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/16 (144A)

 1,928,409

 4,450,000

 2.03

 Gale Force 3 Clo, Ltd., Floating Rate Note, 4/19/21 (144A)

 4,062,664

 570,718

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 550,256

 261,533

 0.77

 Global Mortgage Securitization, Ltd., Floating Rate Note, 11/25/32 (144A)

 244,396

 2,719,595

 0.72

 Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)

 2,596,608

 1,786,000

 1.02

 Golden Knight CDO, Ltd./Golden Knight CDO Corp, Floating Rate Note, 4/15/19 (144A)

 1,784,983

 3,500,000

 3.39

 Goldman Sachs Asset Management CLO Plc, Floating Rate Note, 8/1/22 (144A)

 3,481,003

 2,385,699

 1.33

 Gosforth Funding 2016-1 Plc, Floating Rate Note, 2/15/58 (144A)

 2,376,762

 2,216,395

 Government National Mortgage Association, 4.5%, 7/20/21

 2,232,073

 401,981

 Government National Mortgage Association, 5.0%, 12/20/24

 403,631

 576,379

 0.63

 Government National Mortgage Association, Floating Rate Note, 1/16/33

 577,611

 911,152

 0.68

 Government National Mortgage Association, Floating Rate Note, 1/16/35

 908,284

 246,088

 1.11

 Government National Mortgage Association, Floating Rate Note, 10/16/39

 248,622

 441,594

 0.84

 Government National Mortgage Association, Floating Rate Note, 10/20/38

 442,881

 861,742

 0.69

 Government National Mortgage Association, Floating Rate Note, 2/20/35

 859,115

 933,284

 0.93

 Government National Mortgage Association, Floating Rate Note, 4/16/30

 936,600

 184,618

 0.98

 Government National Mortgage Association, Floating Rate Note, 4/16/32

 186,713

 315,720

 0.83

 Government National Mortgage Association, Floating Rate Note, 5/16/38

 315,946

 181,681

 0.93

 Government National Mortgage Association, Floating Rate Note, 6/16/31

 182,434

 342,882

 1.43

 Government National Mortgage Association, Floating Rate Note, 8/16/39

 349,991

 314,349

 0.94

 Government National Mortgage Association, Floating Rate Note, 8/20/38

 316,227

 3,350,000

 1.74

 GP Portfolio Trust 2014-GGP, Floating Rate Note, 2/15/27 (144A)

 3,295,538

 3,500,000

 3.69

 GS Mortgage Securities Corp Trust 2016-ICE2, Floating Rate Note, 2/15/33 (144A)

 3,504,116

 7,414,131

 5.99

 GS Mortgage Securities Trust 2007-GG10 REMICS, Floating Rate Note, 8/10/45

 7,596,420

 2,885,000

 2.18

 GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)

 2,845,175

 1,045,941

 1.23

 GSAA Home Equity Trust 2004-6, Floating Rate Note, 6/25/34

 1,006,299

 447,940

 1.19

 GSAA Home Equity Trust 2004-8, Floating Rate Note, 9/25/34

 440,090

 595,107

 2.91

 HarborView Mortgage Loan Trust 2004-1, Floating Rate Note, 4/19/34

 592,122

 240,743

 1.58

 HarborView Mortgage Loan Trust 2004-4, Floating Rate Note, 6/19/34

 229,918

 287,650

 1.00

 Hertz Fleet Lease Funding LP, Floating Rate Note, 12/10/27 (144A)

 287,425

 500,000

 1.50

 Hertz Fleet Lease Funding LP, Floating Rate Note, 12/10/27 (144A)

 499,779

 5,168,272

 1.96

 Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)

 5,164,937

 1,196,863

 2.36

 Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)

 1,196,090

 841,563

 0.72

 HomeBanc Mortgage Trust 2005-4, Floating Rate Note, 10/25/35

 770,871

 2,629,886

 0.78

 HomeBanc Mortgage Trust 2005-4, Floating Rate Note, 10/25/35

 2,420,887

 1,338,149

 1.55

 Homestar Mortgage Acceptance Corp. REMICS, Floating Rate Note, 9/25/34

 1,308,923

 4,882,855

 1.09

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 3/25/34

 4,634,148

 643,418

 1.15

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34

 626,295

 1,213,852

 0.90

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 7/25/34

 1,194,187

 1,251,847

 1.03

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 7/25/34

 1,236,913

 3,500,000

 2.04

 Hudsons Bay Simon JV Trust 2015-HBS, Floating Rate Note, 8/7/34 (144A)

 3,495,545

 2,480,000

 2.14

 Hyatt Hotel Portfolio Trust 2015-HYT, Floating Rate Note, 11/15/29 (144A)

 2,455,077

 659,225

 1.35

 Impac CMB Trust Series 2003-8, Floating Rate Note, 10/25/33

 627,232

 1,691,689

 1.09

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 1,594,545

 1,474,450

 1.07

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 1,395,080

 466,368

 1.29

 Impac CMB Trust Series 2004-5, Floating Rate Note, 8/25/34

 452,638

 1,521,153

 1.27

 Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34

 1,450,782

 221,848

 3.07

 Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34

 213,036

 349,167

 1.51

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34

 343,647

 659,760

 0.65

 Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36

 613,972

 77,501

 6.45

 JP Morgan Chase Commercial Mortgage Securities Corp. Pass-Through Certificates Series 2002 CIBC4, Floating Rate Note, 5/12/34

 78,811

 221,115

 4.84

 JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, Floating Rate Note, 7/15/41 (144A)

 220,781

 65,568

 0.60

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47

 65,172

 5,338,797

 JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18, 5.44%, 6/12/47

 5,419,919

 5,600,000

 1.69

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, Floating Rate Note, 4/15/27 (144A)

 5,484,694

 4,280,000

 1.84

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM, Floating Rate Note, 10/15/29 (144A)

 4,180,050

 3,470,000

 2.39

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM, Floating Rate Note, 10/15/29 (144A)

 3,382,334

 1,418,847

 2.19

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4, Floating Rate Note, 12/16/30 (144A)

 1,408,388

 2,500,000

 2.54

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5 REMICS, Floating Rate Note, 7/15/31 (144A)

 2,465,914

 3,927,098

 1.84

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL6, Floating Rate Note, 11/17/31 (144A)

 3,910,660

 3,750,000

 1.36

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)

 3,705,304

 3,500,000

 2.14

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)

 3,399,002

 3,770,000

 2.04

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-PHH, Floating Rate Note, 8/16/27 (144A)

 3,698,286

 4,650,000

 2.69

 JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO, Floating Rate Note, 1/15/32 (144A)

 4,614,993

 3,600,000

 2.24

 JP Morgan Chase Commercial Mortgage Securities Trust 2015-FL7, Floating Rate Note, 5/15/28 (144A)

 3,550,731

 4,500,000

 3.19

 JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP, Floating Rate Note, 7/15/36 (144A)

 4,497,188

 5,377,246

 0.95

 JP Morgan Seasoned Mortgage Trust 2014-1, Floating Rate Note, 5/25/33 (144A)

 5,122,469

 960,273

 1.65

 Lanark Master Issuer Plc, Floating Rate Note, 12/22/54 (144A)

 960,208

 55,950

 LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31

 56,061

 1,281,262

 5.94

 LB-UBS Commercial Mortgage Trust 2006-C4, Floating Rate Note, 6/15/38

 1,280,582

 3,132,463

 1.89

 LCM X LP, Floating Rate Note, 4/15/22 (144A)

 3,123,333

 500,006

 1.40

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)

 490,141

 754,170

 1.50

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3, Floating Rate Note, 10/25/37 (144A)

 749,636

 507,657

 0.67

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)

 478,898

 1,130,304

 0.68

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)

 1,071,376

 1,729,204

 1.15

 Lehman XS Trust Series 2005-2, Floating Rate Note, 8/25/35

 1,627,481

 4,770,973

 2.44

 LSTAR Securities Investment 2016-1, Floating Rate Note, 1/1/21 (144A)

 4,643,588

 6,452,270

 2.46

 LSTAR Securities Investment Trust 2014-2, Floating Rate Note, 11/1/19 (144A)

 6,339,356

 6,740,370

 2.46

 LSTAR Securities Investment Trust 2015-1, Floating Rate Note, 1/2/20 (144A)

 6,625,175

 4,478,324

 2.46

 LSTAR Securities Investment Trust 2015-3, Floating Rate Note, 3/2/20 (144A)

 4,386,539

 4,164,740

 2.46

 LSTAR Securities Investment Trust 2015-4, Floating Rate Note, 4/1/20 (144A)

 4,081,445

 3,070,235

 2.46

 LSTAR Securities Investment Trust 2015-5, Floating Rate Note, 4/1/20 (144A)

 3,012,668

 3,738,134

 2.46

 LSTAR Securities Investment Trust 2015-7, Floating Rate Note, 7/1/17 (144A)

 3,673,188

 5,606,390

 2.46

 LSTAR Securities Investment Trust 2015-9, Floating Rate Note, 10/1/20 (144A)

 5,503,465

 2,396,088

 2.46

 LSTAR Securities Investment, Ltd. 2015-8, Floating Rate Note, 8/3/20 (144A)

 2,351,536

 888,369

 0.80

 MASTR Alternative Loan Trust 2005-1, Floating Rate Note, 2/25/35

 869,681

 90,731

 0.85

 MASTR Asset Securitization Trust 2003-6, Floating Rate Note, 7/25/18

 90,481

 1,167,454

 0.88

 Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000-TBC3, Floating Rate Note, 12/15/30

 1,108,179

 151,319

 2.79

 Merrill Lynch Mortgage Investors Trust Series 2005-A9, Floating Rate Note, 12/25/35

 150,876

 1,129,250

 1.70

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28

 1,050,546

 1,408,449

 1.11

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C REMICS, Floating Rate Note, 6/25/28

 1,332,683

 2,082,003

 1.63

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C, Floating Rate Note, 6/25/28

 2,041,123

 1,433,369

 1.07

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E, Floating Rate Note, 10/25/28

 1,361,992

 655,546

 1.09

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29

 623,822

 165,289

 2.32

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29

 163,352

 1,362,286

 1.09

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H, Floating Rate Note, 1/25/29

 1,332,464

 1,586,595

 0.91

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A REMICS, Floating Rate Note, 4/25/29

 1,482,722

 336,729

 1.50

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-B, Floating Rate Note, 5/25/29

 330,312

 1,830,256

 1.01

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29

 1,688,298

 97,251

 1.93

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29

 92,828

 652,544

 2.31

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-D, Floating Rate Note, 9/25/29

 647,683

 2,069,308

 1.63

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-E, Floating Rate Note, 11/25/29

 1,987,273

 1,947,564

 1.01

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30

 1,826,189

 934,991

 1.53

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30

 896,055

 1,827,074

 0.91

 Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30

 1,763,439

 6,380,485

 5.78

 Merrill Lynch Mortgage Trust 2006-C2, Floating Rate Note, 8/12/43

 6,374,985

 1,979,991

 5.93

 ML-CFC Commercial Mortgage Trust 2006-2, Floating Rate Note, 6/12/46

 1,979,575

 1,284,994

 Morgan Stanley Capital I Trust 2006-HQ10, 5.328%, 11/12/41

 1,286,283

 2,135,103

 5.79

 Morgan Stanley Capital I Trust 2006-HQ9, Floating Rate Note, 7/12/44

 2,134,921

 1,825,000

 Morgan Stanley Capital I Trust 2006-IQ12, 5.37%, 12/15/43

 1,838,117

 1,046,103

 5.51

 Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49

 1,053,424

 3,990,779

 5.82

 Morgan Stanley Capital I Trust 2007-TOP27 REMICS, Floating Rate Note, 6/11/42

 4,124,137

 3,860,000

 2.19

 Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/14/31 (144A)

 3,847,183

 2,870,000

 2.64

 Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/14/31 (144A)

 2,849,706

 3,000,000

 3.19

 Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/17/26 (144A)

 3,000,000

 3,145,013

 0.72

 Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35

 3,103,873

 2,028,372

 0.73

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 1,951,990

 217,086

 0.72

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 215,743

 3,172,857

 1.23

 MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34

 3,002,258

 730,753

 1.00

 NCUA Guaranteed Notes Trust REMICS, Floating Rate Note, 12/8/20

 732,079

 858,913

 0.97

 NCUA Guaranteed Notes Trust REMICS, Floating Rate Note, 3/9/21

 855,199

 737,404

 0.89

 NCUA Guaranteed Notes Trust, Floating Rate Note, 10/7/20

 738,907

 2,039,835

 0.81

 NCUA Guaranteed Notes Trust, Floating Rate Note, 11/6/17

 2,040,291

 237,503

 1.00

 NCUA Guaranteed Notes Trust, Floating Rate Note, 12/8/20

 238,019

 757,612

 0.84

 NCUA Guaranteed Notes Trust, Floating Rate Note, 3/11/20

 758,141

 251,211

 0.82

 NCUA Guaranteed Notes Trust, Floating Rate Note, 4/6/20

 251,260

 1,471,529

 0.91

 NewStar Commercial Loan Trust 2007-1, Floating Rate Note, 9/30/22 (144A)

 1,468,015

 2,582,299

 2.53

 Newstar Trust, Floating Rate Note, 1/20/23 (144A)

 2,570,633

 1,273,256

 0.60

 Nomura Resecuritization Trust 2014-1R, Floating Rate Note, 10/26/36 (144A)

 1,236,889

 4,121,171

 0.84

 Opteum Mortgage Acceptance Corp Trust 2005-4, Floating Rate Note, 11/25/35

 3,743,609

 3,582,724

 0.76

 Opteum Mortgage Acceptance Corp Trust 2005-4, Floating Rate Note, 11/25/35

 3,337,837

 294,567

 ORES 2014-LV3 LLC, 3.0%, 3/27/24 (144A)

 294,567

 4,500,000

 1.99

 Palmer Square Loan Funding 2016-2, Ltd., Floating Rate Note, 6/21/24 (144A)

 4,495,838

 500,000

 2.74

 Palmer Square Loan Funding 2016-2, Ltd., Floating Rate Note, 6/21/24 (144A)

 498,984

 3,500,000

 N/A

 Pepper Residential Securities Trust No 14, Floating Rate Note, 6/13/17

 3,500,000

 3,700,000

 1.18

 Pepper Residential Securities Trust NO 16, Floating Rate Note, 3/13/17 (144A)

 3,697,075

 3,750,000

 1.89

 PFP 2015-2, Ltd., Floating Rate Note, 7/14/34 (144A)

 3,717,817

 5,200,000

 2.61

 RAIT 2014-FL2 Trust, Floating Rate Note, 5/15/31 (144A)

 5,154,691

 1,252,616

 1.71

 RAIT 2014-FL3 Trust, Floating Rate Note, 12/15/31 (144A)

 1,232,008

 31,761

 1.00

 RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17

 31,333

 361,021

 0.90

 RALI Series 2003-QS5 Trust, Floating Rate Note, 3/25/18

 354,551

 538,873

 0.90

 RALI Series 2003-QS9 Trust, Floating Rate Note, 5/25/18

 528,646

 268,298

 RALI Series 2004-QS5 Trust, 4.75%, 4/25/34

 270,068

 206,015

 1.05

 RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34

 203,900

 2,343,738

 0.75

 RALI Series 2005-QA1 Trust, Floating Rate Note, 1/25/35

 2,225,462

 4,486,938

 1.90

 RESI Finance LP 2003-CB1, Floating Rate Note, 7/9/35

 3,978,556

 1,764,769

 1.36

 RESI MAC, 2014-1A, Floating Rate Note, 6/12/19

 1,743,387

 466,980

 0.90

 Residential Asset Securitization Trust 2003-A15, Floating Rate Note, 2/25/34

 417,278

 286,334

 0.85

 Residential Asset Securitization Trust 2003-A2, Floating Rate Note, 5/25/33

 259,515

 2,781,224

 1.50

 Resource Capital Corp 2014-CRE2, Ltd., Floating Rate Note, 4/15/32 (144A)

 2,739,191

 2,000,000

 1.85

 Resource Capital Corp 2015-CRE4, Ltd., Floating Rate Note, 8/17/32 (144A)

 1,970,687

 88,923

 2.60

 Resource Capital Corp. CRE Notes 2013, Ltd., Floating Rate Note, 6/15/16 (144A)

 88,927

 213,678

 Rialto Capital Management LLC, 2.85%, 5/15/24 (144A)

 213,238

 201,166

 RREF 2014-LT6 LLC, 2.75%, 9/16/24 (144A)

 201,166

 1,227,427

 RREF 2015-LT7 LLC, 3.0%, 12/27/32 (144A)

 1,227,427

 1,268,972

 Selene Non-Performing Loans LLC, 2.9814%, 5/25/54 (Step) (144A)

 1,260,258

 140,248

 1.21

 Sequoia Mortgage Trust 10, Floating Rate Note, 10/20/27

 131,186

 408,588

 1.58

 Sequoia Mortgage Trust 2003-2, Floating Rate Note, 6/20/33

 395,018

 203,228

 1.09

 Sequoia Mortgage Trust 2003-8, Floating Rate Note, 1/20/34

 192,557

 416,561

 1.09

 Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34

 382,621

 264,803

 2.01

 Sequoia Mortgage Trust 2004-7, Floating Rate Note, 8/20/34

 265,500

 2,696,715

 0.91

 Sequoia Mortgage Trust 2005-1, Floating Rate Note, 2/20/35

 2,531,986

 833,472

 1.35

 Sequoia Mortgage Trust 2005-1, Floating Rate Note, 2/20/35

 785,298

 860,996

 1.16

 Sequoia Mortgage Trust 4, Floating Rate Note, 11/22/24

 850,676

 686,298

 1.78

 Springleaf Mortgage Loan Trust 2013-2, Floating Rate Note, 12/28/65 (144A)

 685,707

 2,000,000

 1.97

 Stone Tower CLO VI, Ltd., Floating Rate Note, 4/17/21 (144A)

 1,899,671

 357,240

 3.29

 Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34

 353,166

 432,087

 2.72

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 3/25/34

 431,053

 2,022,050

 0.82

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 7/25/34

 1,937,330

 1,034,442

 1.15

 Structured Asset Mortgage Investments II Trust 2004-AR1, Floating Rate Note, 3/19/34

 995,440

 1,387,308

 1.35

 Structured Asset Mortgage Investments Trust 2002-AR5, Floating Rate Note, 5/19/33

 1,357,902

 785,722

 1.39

 Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 1998-8, Floating Rate Note, 8/25/28

 777,510

 701,351

 2.56

 Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33

 685,195

 84,411

 0.95

 Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-35, Floating Rate Note, 12/25/33

 83,842

 301,386

 0.75

 Structured Asset Securities Corp. Trust 2005-14, Floating Rate Note, 7/25/35

 248,010

 4,500,000

 2.19

 Symphony CLO VIII LP, Floating Rate Note, 1/9/23 (144A)

 4,452,700

 3,050,000

 1.91

 Symphony CLO X, Ltd., Floating Rate Note, 7/23/23 (144A)

 3,033,267

 535,701

 2.12

 Thornburg Mortgage Securities Trust 2004-4, Floating Rate Note, 12/25/44

 525,018

 1,478,796

 2.45

 Velocity Commercial Capital Loan Trust 2014-1, Floating Rate Note, 9/25/44 (144A)

 1,476,577

 1,385,606

 2.90

 Velocity Commercial Capital Loan Trust 2016-1, Floating Rate Note, 4/25/46 (144A)

 1,389,762

 375,000

 1.97

 Venture XII CLO, Ltd., Floating Rate Note, 2/28/24 (144A)

 374,721

 41,246

 VFC 2015-3 LLC, 2.75%, 12/20/31 (144A)

 41,224

 1,112,625

 VOLT NPL X LLC, 3.375%, 10/26/54 (Step) (144A)

 1,105,933

 1,757,210

 VOLT XXX LLC, 3.625%, 10/25/57 (Step) (144A)

 1,748,635

 3,000,000

 1.95

 Voya CLO 2012-3, Ltd., Floating Rate Note, 10/15/22 (144A)

 2,989,329

 4,500,000

 5.60

 Wachovia Bank Commercial Mortgage Trust Series 2006-C28 REMICS, Floating Rate Note, 10/15/48

 4,528,539

 569,483

 WaMu Mortgage Pass-Through Certificates Series 2003-S10, 5.0%, 10/25/18

 573,108

 2,200,000

 3.45

 Wedgewood Real Estate Trust 2016-1, Floating Rate Note, 7/15/46 (144A)

 2,199,780

 2,500,000

 2.29

 Wells Fargo Commercial Mortgage Trust 2014-TISH REMICS, Floating Rate Note, 2/15/27 (144A)

 2,451,101

 1,500,000

 3.94

 Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 1/15/27 (144A)

 1,426,680

 2,538,109

 3.20

 Wells Fargo Credit Risk Transfer Securities Trust 2015, Floating Rate Note, 11/25/25 (144A)

 2,538,896

 3,582,284

 2.86

 Wells Fargo Mortgage Backed Securities 2005-AR13 Trust, Floating Rate Note, 5/25/35

 3,581,517

 747,601

 0.86

 Westwood CDO II, Ltd., Floating Rate Note, 4/25/22 (144A)

 734,577

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $746,650,106)

 $

 739,829,901

 CORPORATE BONDS - 28.2%

 Energy - 1.3%

 Integrated Oil & Gas - 1.0%

 1,385,000

 1.13

 Chevron Corp., Floating Rate Note, 11/16/18

 $

 1,379,208

 2,640,000

 0.72

 Chevron Corp., Floating Rate Note, 11/9/16

 2,640,644

 2,550,000

 0.80

 Chevron Corp., Floating Rate Note, 3/2/18

 2,540,817

 1,280,000

 1.13

 Chevron Corp., Floating Rate Note, 5/16/18

 1,281,347

 2,700,000

 1.23

 Exxon Mobil Corp., Floating Rate Note, 2/28/18

 2,720,088

 1,980,000

 0.67

 Exxon Mobil Corp., Floating Rate Note, 3/15/17

 1,979,762

 2,780,000

 1.20

 Shell International Finance BV, Floating Rate Note, 11/10/18

 2,781,084

 3,020,000

 0.84

 Shell International Finance BV, Floating Rate Note, 11/15/16

 3,021,434

 1,390,000

 0.94

 Shell International Finance BV, Floating Rate Note, 5/10/17

 1,391,529

 3,280,000

 0.82

 Statoil ASA, Floating Rate Note, 11/9/17

 3,273,899

 2,555,000

 0.92

 Statoil ASA, Floating Rate Note, 5/15/18

 2,539,680

 $

 25,549,492

 Oil & Gas Storage & Transportation - 0.3%

 3,320,000

 Boardwalk Pipelines LP, 5.5%, 2/1/17

 $

 3,370,325

 3,000,000

 1.28

 Enbridge, Inc., Floating Rate Note, 10/1/16

 2,987,511

 1,850,000

 ONEOK Partners LP, 6.15%, 10/1/16

 1,868,156

 1,280,000

 Tennessee Gas Pipeline Co LLC, 7.5%, 4/1/17

 1,332,941

 $

 9,558,933

 Total Energy

 $

 35,108,425

 Materials - 0.1%

 Metal & Glass Containers - 0.0% †

 1,150,000

 Beverage Packaging Holdings Luxembourg II SA, 5.625%, 12/15/16 (144A)

 $

 1,152,875

 Diversified Metals & Mining - 0.1%

 1,795,000

 0.88

 BHP Billiton Finance USA, Ltd., Floating Rate Note, 9/30/16

 $

 1,793,726

 1,050,000

 Freeport-McMoRan, Inc., 2.15%, 3/1/17

 1,042,125

 $

 2,835,851

 Total Materials

 $

 3,988,726

 Capital Goods - 0.4%

 Aerospace & Defense - 0.2%

 5,155,000

 United Technologies Corp., 1.8%, 6/1/17

 $

 5,194,451

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 2,500,000

 0.77

 Caterpillar Financial Services Corp., Floating Rate Note, 3/3/17

 $

 2,501,475

 1,500,000

 0.92

 John Deere Capital Corp., Floating Rate Note, 10/11/16

 1,501,005

 $

 4,002,480

 Total Capital Goods

 $

 9,196,931

 Transportation - 0.2%

 Railroads - 0.2%

 2,600,000

 Burlington Northern Santa Fe LLC, 5.65%, 5/1/17

 $

 2,700,555

 1,670,000

 0.79

 Canadian National Railway Co., Floating Rate Note, 11/14/17

 1,670,633

 $

 4,371,188

 Total Transportation

 $

 4,371,188

 Automobiles & Components - 2.1%

 Automobile Manufacturers - 2.1%

 1,500,000

 0.99

 Daimler Finance North America LLC, Floating Rate Note, 3/10/17 (144A)

 $

 1,499,790

 1,275,000

 1.11

 Daimler Finance North America LLC, Floating Rate Note, 3/2/18 (144A)

 1,268,942

 2,370,000

 1.08

 Daimler Finance North America LLC, Floating Rate Note, 5/18/18 (144A)

 2,355,775

 2,845,000

 1.32

 Daimler Finance North America LLC, Floating Rate Note, 8/1/16 (144A)

 2,846,161

 2,061,000

 0.98

 Daimler Finance North America LLC, Floating Rate Note, 8/1/17 (144A)

 2,057,801

 3,215,000

 1.35

 Daimler Finance North America LLC, Floating Rate Note, 8/3/17 (144A)

 3,217,199

 1,300,000

 Ford Motor Credit Co LLC, 1.461%, 3/27/17

 1,302,304

 2,600,000

 1.57

 Ford Motor Credit Co. LLC, Floating Rate Note, 1/9/18

 2,599,626

 1,715,000

 1.08

 Ford Motor Credit Co. LLC, Floating Rate Note, 11/8/16

 1,715,544

 6,165,000

 1.26

 Ford Motor Credit Co. LLC, Floating Rate Note, 3/27/17

 6,167,312

 2,600,000

 1.15

 Ford Motor Credit Co. LLC, Floating Rate Note, 9/8/17

 2,591,987

 2,350,000

 1.18

 Nissan Motor Acceptance Corp., Floating Rate Note, 3/3/17 (144A)

 2,351,725

 4,000,000

 1.33

 Nissan Motor Acceptance Corp., Floating Rate Note, 9/26/16 (144A)

 4,004,196

 2,050,000

 Toyota Motor Credit Corp., 1.25%, 10/5/17

 2,058,346

 2,802,000

 Toyota Motor Credit Corp., 1.75%, 5/22/17

 2,823,889

 2,600,000

 Toyota Motor Credit Corp., 2.0%, 9/15/16

 2,606,305

 2,700,000

 1.44

 Toyota Motor Credit Corp., Floating Rate Note, 2/19/19

 2,697,610

 2,589,000

 0.82

 Toyota Motor Credit Corp., Floating Rate Note, 5/16/17

 2,588,762

 2,250,000

 1.09

 Toyota Motor Credit Corp., Floating Rate Note, 7/13/18

 2,255,141

 650,000

 0.66

 Toyota Motor Credit Corp., Floating Rate Note, 9/23/16

 650,210

 2,500,000

 1.06

 Volkswagen Group of America Finance LLC, Floating Rate Note, 11/20/17 (144A)

 2,474,195

 1,750,000

 1.06

 Volkswagen International Finance NV, Floating Rate Note, 11/18/16 (144A)

 1,746,924

 $

 53,879,744

 Total Automobiles & Components

 $

 53,879,744

 Media - 0.2%

 Broadcasting - 0.1%

 1,300,000

 1.31

 NBCUniversal Enterprise, Inc., Floating Rate Note, 4/15/18 (144A)

 $

 1,305,543

 Movies & Entertainment - 0.1%

 2,835,000

 The Walt Disney Co., 1.35%, 8/16/16

 $

 2,837,940

 Total Media

 $

 4,143,483

 Retailing - 0.1%

 Home Improvement Retail - 0.1%

 2,600,000

 1.00

 The Home Depot, Inc., Floating Rate Note, 9/15/17

 $

 2,609,875

 Automotive Retail - 0.0% †

 1,230,000

 0.90

 Volkswagen Group of America Finance LLC, Floating Rate Note, 11/22/16 (144A)

 $

 1,228,245

 Total Retailing

 $

 3,838,120

 Food, Beverage & Tobacco - 0.4%

 Brewers - 0.2%

 1,900,000

 0.82

 Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 1/27/17

 $

 1,899,829

 2,580,000

 Anheuser-Busch InBev Worldwide, Inc., 1.375%, 7/15/17

 2,587,123

 $

 4,486,952

 Tobacco - 0.2%

 5,753,000

 Reynolds American, Inc., 3.5%, 8/4/16

 $

 5,764,897

 Total Food, Beverage & Tobacco

 $

 10,251,849

 Health Care Equipment & Services - 1.0%

 Health Care Equipment - 0.3%

 3,810,000

 Becton Dickinson and Co., 1.8%, 12/15/17

 $

 3,841,147

 2,680,000

 1.43

 Medtronic, Inc., Floating Rate Note, 3/15/20

 2,704,747

 $

 6,545,894

 Health Care Distributors - 0.3%

 7,815,000

 McKesson Corp., 1.292%, 3/10/17

 $

 7,829,794

 Managed Health Care - 0.4%

 2,575,000

 1.31

 Aetna, Inc., Floating Rate Note, 12/8/17

 $

 2,578,747

 2,590,000

 Coventry Health Care, Inc., 5.95%, 3/15/17

 2,676,441

 2,600,000

 UnitedHealth Group, Inc., 1.45%, 7/17/17

 2,612,982

 800,000

 UnitedHealth Group, Inc., 1.875%, 11/15/16

 802,991

 2,600,000

 1.08

 UnitedHealth Group, Inc., Floating Rate Note, 1/17/17

 2,603,294

 $

 11,274,455

 Total Health Care Equipment & Services

 $

 25,650,143

 Pharmaceuticals, Biotechnology & Life Sciences - 1.0%

 Biotechnology - 0.3%

 2,650,000

 Amgen, Inc., 2.125%, 5/15/17

 $

 2,672,101

 2,725,000

 1.00

 Amgen, Inc., Floating Rate Note, 5/22/17

 2,725,488

 2,500,000

 1.40

 Baxalta, Inc., Floating Rate Note, 6/22/18

 2,473,572

 $

 7,871,161

 Pharmaceuticals - 0.6%

 1,400,000

 0.91

 Bayer US Finance LLC, Floating Rate Note, 10/6/17 (144A)

 $

 1,393,505

 5,300,000

 0.88

 Bayer US Finance LLC, Floating Rate Note, 10/7/16 (144A)

 5,296,862

 3,000,000

 0.99

 EMD Finance LLC, Floating Rate Note, 3/17/17 (144A)

 2,998,233

 2,500,000

 0.75

 Merck & Co., Inc., Floating Rate Note, 2/10/17

 2,501,218

 2,100,000

 0.78

 Pfizer, Inc., Floating Rate Note, 5/15/17

 2,100,536

 $

 14,290,354

 Life Sciences Tools & Services - 0.1%

 2,600,000

 Thermo Fisher Scientific, Inc., 1.3%, 2/1/17

 $

 2,601,934

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 24,763,449

 Banks - 9.3%

 Diversified Banks - 5.8%

 1,725,000

 1.43

 ABN AMRO Bank NV, Floating Rate Note, 10/28/16 (144A)

 $

 1,728,065

 1,325,000

 Bank of America Corp., 3.75%, 7/12/16

 1,325,636

 1,600,000

 Bank of America Corp., 3.875%, 3/22/17

 1,629,379

 1,350,000

 1.67

 Bank of America Corp., Floating Rate Note, 1/15/19

 1,355,482

 1,423,000

 1.27

 Bank of America Corp., Floating Rate Note, 8/25/17

 1,424,525

 5,135,000

 1.13

 Bank of America NA, Floating Rate Note, 6/5/17

 5,140,320

 2,300,000

 0.88

 Bank of Montreal, Floating Rate Note, 7/14/17

 2,296,380

 1,300,000

 1.15

 Bank of Montreal, Floating Rate Note, 7/15/16

 1,300,250

 2,665,000

 1.25

 Bank of Montreal, Floating Rate Note, 7/31/18

 2,664,757

 821,000

 1.21

 Barclays Bank Plc, Floating Rate Note, 2/17/17

 819,840

 2,590,000

 1.30

 Caisse Centrale Desjardins, Floating Rate Note, 1/29/18 (144A)

 2,583,072

 2,670,000

 Citigroup, Inc., 1.35%, 3/10/17

 2,672,868

 3,200,000

 1.31

 Citigroup, Inc., Floating Rate Note, 11/15/16

 3,201,923

 2,630,000

 1.36

 Citigroup, Inc., Floating Rate Note, 11/24/17

 2,632,506

 2,700,000

 1.32

 Citigroup, Inc., Floating Rate Note, 4/27/18

 2,698,118

 1,330,000

 2.33

 Citigroup, Inc., Floating Rate Note, 5/15/18

 1,353,203

 3,700,000

 1.60

 Citigroup, Inc., Floating Rate Note, 7/25/16

 3,701,724

 2,000,000

 1.02

 Commonwealth Bank of Australia, Floating Rate Note, 3/13/17 (144A)

 2,000,424

 2,740,000

 0.95

 Cooperatieve Rabobank UA New York, Floating Rate Note, 4/28/17

 2,740,381

 2,500,000

 1.20

 Credit Agricole SA London, Floating Rate Note, 6/12/17 (144A)

 2,500,460

 2,675,000

 1.75

 ING Bank NV, Floating Rate Note, 3/22/19 (144A)

 2,692,321

 2,690,000

 1.40

 ING Bank NV, Floating Rate Note, 8/17/18 (144A)

 2,690,979

 1,435,000

 JPMorgan Chase & Co., 3.15%, 7/5/16

 1,435,000

 4,090,000

 1.54

 JPMorgan Chase & Co., Floating Rate Note, 1/25/18

 4,109,873

 2,000,000

 1.15

 JPMorgan Chase & Co., Floating Rate Note, 2/15/17

 2,002,182

 3,800,000

 1.18

 JPMorgan Chase & Co., Floating Rate Note, 3/1/18

 3,801,759

 3,500,000

 1.18

 Lloyds Bank Plc, Floating Rate Note, 5/14/18

 3,475,640

 2,600,000

 1.41

 Lloyds Bank Plc, Floating Rate Note, 8/17/18

 2,593,271

 2,500,000

 1.25

 Macquarie Bank, Ltd., Floating Rate Note, 10/27/17 (144A)

 2,494,870

 2,800,000

 1.82

 Mizuho Bank, Ltd., Floating Rate Note, 10/20/18 (144A)

 2,818,152

 1,670,000

 1.27

 Mizuho Bank, Ltd., Floating Rate Note, 3/26/18 (144A)

 1,666,241

 2,000,000

 1.06

 Mizuho Bank, Ltd., Floating Rate Note, 4/16/17 (144A)

 1,999,596

 2,425,000

 1.19

 MUFG Americas Holdings Corp., Floating Rate Note, 2/9/18

 2,415,164

 1,950,000

 1.01

 National Australia Bank, Ltd., Floating Rate Note, 3/17/17 (144A)

 1,952,595

 3,875,000

 0.99

 Nordea Bank AB, Floating Rate Note, 4/4/17

 3,876,511

 2,600,000

 1.48

 Nordea Bank AB, Floating Rate Note, 9/17/18 (144A)

 2,613,385

 1,300,000

 Royal Bank of Canada, 1.25%, 6/16/17

 1,301,612

 1,000,000

 Royal Bank of Canada, 1.45%, 9/9/16

 1,001,339

 1,875,000

 0.97

 Royal Bank of Canada, Floating Rate Note, 1/23/17

 1,877,340

 2,500,000

 0.88

 Royal Bank of Canada, Floating Rate Note, 10/13/17

 2,491,970

 500,000

 0.88

 Royal Bank of Canada, Floating Rate Note, 2/3/17

 500,126

 2,200,000

 0.88

 Royal Bank of Canada, Floating Rate Note, 6/16/17

 2,198,772

 1,325,000

 1.16

 Royal Bank of Canada, Floating Rate Note, 7/30/18

 1,322,464

 2,000,000

 1.10

 Royal Bank of Canada, Floating Rate Note, 9/9/16

 2,001,634

 2,600,000

 1.06

 Sumitomo Mitsui Banking Corp., Floating Rate Note, 1/10/17

 2,601,420

 1,500,000

 1.30

 Sumitomo Mitsui Banking Corp., Floating Rate Note, 7/19/16

 1,500,340

 1,500,000

 1.42

 Sumitomo Mitsui Trust Bank, Ltd., Floating Rate Note, 9/16/16 (144A)

 1,502,054

 2,650,000

 Svenska Handelsbanken AB, 3.125%, 7/12/16

 2,651,232

 4,405,000

 1.11

 Svenska Handelsbanken AB, Floating Rate Note, 9/23/16

 4,408,339

 1,800,000

 1.05

 The Bank of Nova Scotia, Floating Rate Note, 12/13/16

 1,801,314

 1,500,000

 1.15

 The Bank of Nova Scotia, Floating Rate Note, 7/15/16

 1,500,255

 1,000,000

 1.05

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 3/10/17 (144A)

 1,000,211

 2,525,000

 0.94

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 9/8/17 (144A)

 2,515,481

 2,000,000

 1.06

 The Huntington National Bank, Floating Rate Note, 4/24/17

 1,998,166

 4,645,000

 0.88

 The Toronto-Dominion Bank, Floating Rate Note, 5/2/17

 4,643,537

 3,860,000

 1.18

 The Toronto-Dominion Bank, Floating Rate Note, 7/23/18

 3,860,278

 1,320,000

 0.70

 The Toronto-Dominion Bank, Floating Rate Note, 7/8/16

 1,320,004

 2,800,000

 1.10

 The Toronto-Dominion Bank, Floating Rate Note, 9/9/16

 2,802,212

 2,600,000

 US Bancorp, 1.65%, 5/15/17

 2,612,449

 2,650,000

 1.04

 US Bancorp, Floating Rate Note, 4/25/19

 2,645,643

 2,600,000

 Wells Fargo & Co., 1.15%, 6/2/17

 2,600,991

 6,675,000

 1.25

 Wells Fargo & Co., Floating Rate Note, 4/23/18

 6,690,332

 2,000,000

 0.95

 Westpac Banking Corp., Floating Rate Note, 5/19/17

 1,998,456

 $

 151,754,823

 Regional Banks - 3.5%

 6,074,000

 Branch Banking & Trust Co., 1.45%, 10/3/16

 $

 6,079,084

 500,000

 0.95

 Branch Banking & Trust Co., Floating Rate Note, 5/23/17

 499,388

 6,144,000

 0.95

 Branch Banking & Trust Co., Floating Rate Note, 9/13/16

 6,146,396

 1,250,000

 1.30

 Capital One NA, Floating Rate Note, 2/5/18

 1,249,021

 3,700,000

 1.77

 Capital One NA, Floating Rate Note, 8/17/18

 3,721,094

 1,727,000

 1.04

 Fifth Third Bancorp, Floating Rate Note, 12/20/16

 1,725,976

 5,920,000

 Fifth Third Bank Cincinnati Ohio, 1.15%, 11/18/16

 5,923,807

 2,600,000

 Fifth Third Bank Cincinnati Ohio, 1.35%, 6/1/17

 2,602,371

 1,800,000

 1.13

 Fifth Third Bank Cincinnati Ohio, Floating Rate Note, 11/18/16

 1,801,343

 4,500,000

 1.12

 KeyBank NA Cleveland Ohio, Floating Rate Note, 11/25/16

 4,501,652

 2,500,000

 1.16

 KeyBank NA Cleveland Ohio, Floating Rate Note, 6/1/18

 2,494,968

 2,710,000

 0.99

 Manufacturers & Traders Trust Co., Floating Rate Note, 1/30/17

 2,711,428

 2,400,000

 0.94

 Manufacturers & Traders Trust Co., Floating Rate Note, 7/25/17

 2,395,831

 6,200,000

 1.38

 MUFG Union Bank NA, Floating Rate Note, 9/26/16

 6,207,595

 2,850,000

 0.98

 National City Bank Cleveland Ohio, Floating Rate Note, 12/15/16

 2,848,817

 3,870,000

 PNC Bank NA, 1.125%, 1/27/17

 3,873,313

 550,000

 PNC Bank NA, 1.3%, 10/3/16

 550,569

 1,750,000

 PNC Bank NA, 5.25%, 1/15/17

 1,791,620

 2,500,000

 1.06

 PNC Bank NA, Floating Rate Note, 6/1/18

 2,496,398

 2,500,000

 0.92

 PNC Bank NA, Floating Rate Note, 8/1/17

 2,496,290

 1,045,000

 PNC Funding Corp., 2.7%, 9/19/16

 1,047,405

 3,645,000

 1.06

 SunTrust Bank, Floating Rate Note, 2/15/17

 3,643,163

 1,300,000

 SunTrust Banks, Inc., 3.5%, 1/20/17

 1,314,476

 800,000

 1.33

 UBS AG, Floating Rate Note, 3/26/18

 800,687

 2,500,000

 1.23

 UBS AG, Floating Rate Note, 6/1/17

 2,500,662

 3,000,000

 1.13

 UBS AG, Floating Rate Note, 9/26/16

 3,002,025

 2,600,000

 0.92

 US Bank NA Cincinnati Ohio, Floating Rate Note, 1/26/18

 2,595,154

 2,400,000

 1.20

 US Bank NA Cincinnati Ohio, Floating Rate Note, 1/29/18

 2,406,986

 2,025,000

 0.85

 US Bank NA Cincinnati Ohio, Floating Rate Note, 1/30/17

 2,025,119

 1,999,000

 0.90

 Wachovia Corp., Floating Rate Note, 6/15/17

 1,996,121

 3,265,000

 1.16

 Wells Fargo & Co., Floating Rate Note, 7/20/16

 3,265,780

 2,700,000

 1.36

 Wells Fargo Bank NA, Floating Rate Note, 1/22/18

 2,711,896

 1,285,000

 1.17

 Wells Fargo Bank NA, Floating Rate Note, 9/7/17

 1,287,048

 $

 90,713,483

 Total Banks

 $

 242,468,306

 Diversified Financials - 3.1%

 Other Diversified Financial Services - 0.4%

 2,000,000

 1.10

 Bank of America NA, Floating Rate Note, 2/14/17

 $

 2,002,782

 2,615,000

 General Electric Co., 2.3%, 4/27/17

 2,641,087

 2,000,000

 0.90

 General Electric Co., Floating Rate Note, 5/15/17

 2,002,870

 1,300,000

 1.28

 General Electric Co., Floating Rate Note, 7/12/16

 1,300,186

 1,950,000

 1.44

 Hyundai Capital Services, Inc., Floating Rate Note, 3/18/17 (144A)

 1,949,124

 $

 9,896,049

 Multi-Sector Holdings - 0.3%

 1,855,000

 0.78

 Berkshire Hathaway Finance Corp., Floating Rate Note, 1/10/17

 $

 1,854,785

 2,500,000

 0.74

 Berkshire Hathaway Finance Corp., Floating Rate Note, 8/14/17

 2,498,030

 2,775,000

 Berkshire Hathaway, Inc., 2.2%, 8/15/16

 2,780,164

 $

 7,132,979

 Specialized Finance - 0.2%

 2,600,000

 MassMutual Global Funding II, 2.0%, 4/5/17 (144A)

 $

 2,622,755

 1,800,000

 0.92

 National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 11/23/16

 1,801,426

 $

 4,424,181

 Consumer Finance - 1.5%

 1,300,000

 American Express Credit Corp., 1.3%, 7/29/16

 $

 1,300,450

 7,142,000

 1.13

 American Express Credit Corp., Floating Rate Note, 7/29/16

 7,145,150

 713,000

 American Honda Finance Corp., 1.55%, 12/11/17

 718,909

 5,965,000

 1.13

 American Honda Finance Corp., Floating Rate Note, 10/7/16

 5,971,627

 2,570,000

 0.94

 American Honda Finance Corp., Floating Rate Note, 12/11/17

 2,571,850

 2,330,000

 1.07

 American Honda Finance Corp., Floating Rate Note, 9/20/17

 2,334,206

 2,750,000

 Capital One Bank USA NA, 1.15%, 11/21/16

 2,751,642

 2,600,000

 Capital One Bank USA NA, 1.3%, 6/5/17

 2,599,953

 2,699,000

 Capital One Financial Corp., 3.15%, 7/15/16

 2,700,538

 6,975,000

 2.69

 General Motors Financial Co, Inc., Floating Rate Note, 1/15/19

 7,097,920

 2,500,000

 1.99

 General Motors Financial Co, Inc., Floating Rate Note, 4/10/18

 2,508,200

 1,290,000

 0.83

 PACCAR Financial Corp., Floating Rate Note, 6/6/17

 1,289,957

 $

 38,990,402

 Asset Management & Custody Banks - 0.1%

 1,090,000

 1.08

 The Bank of New York Mellon Corp., Floating Rate Note, 3/6/18

 $

 1,089,842

 2,465,000

 1.32

 The Goldman Sachs Group, Inc., Floating Rate Note, 5/22/17

 2,466,910

 $

 3,556,752

 Investment Banking & Brokerage - 0.6%

 1,210,000

 1.62

 Macquarie Group, Ltd., Floating Rate Note, 1/31/17 (144A)

 $

 1,211,987

 2,700,000

 1.37

 Morgan Stanley, Floating Rate Note, 1/5/18

 2,701,990

 5,400,000

 2.01

 Morgan Stanley, Floating Rate Note, 2/1/19

 5,460,588

 2,800,000

 0.80

 Svensk Exportkredit AB, Floating Rate Note, 11/10/17

 2,795,411

 2,465,000

 1.04

 The Bear Stearns Companies LLC, Floating Rate Note, 11/21/16

 2,465,680

 2,600,000

 1.84

 The Goldman Sachs Group, Inc., Floating Rate Note, 4/30/18

 2,613,502

 $

 17,249,158

 Total Diversified Financials

 $

 81,249,521

 Insurance - 6.4%

 Life & Health Insurance - 0.6%

 2,600,000

 1.21

 Jackson National Life Global Funding, Floating Rate Note, 10/13/17 (144A)

 $

 2,605,499

 5,100,000

 0.89

 Jackson National Life Global Funding, Floating Rate Note, 7/29/16 (144A)

 5,100,954

 2,050,000

 Pricoa Global Funding I, 1.35%, 8/18/17 (144A)

 2,056,962

 5,755,000

 1.14

 Principal Life Global Funding II, Floating Rate Note, 12/1/17 (144A)

 5,763,414

 $

 15,526,829

 Multi-line Insurance - 0.9%

 1,745,000

 0.83

 Metropolitan Life Global Funding I, Floating Rate Note, 7/14/16 (144A)

 $

 1,745,124

 2,500,000

 1.16

 Metropolitan Life Global Funding I, Floating Rate Note, 7/15/16 (144A)

 2,500,422

 3,291,000

 New York Life Global Funding, 1.125%, 3/1/17 (144A)

 3,297,779

 7,550,000

 0.91

 New York Life Global Funding, Floating Rate Note, 12/15/17 (144A)

 7,564,587

 2,675,000

 0.67

 New York Life Global Funding, Floating Rate Note, 8/5/16 (144A)

 2,675,425

 6,135,000

 The Hartford Financial Services Group, Inc., 5.5%, 10/15/16

 6,212,651

 $

 23,995,988

 Reinsurance - 4.9%

 1,250,000

 4.05

 Acorn Re, Ltd., Floating Rate Note, 7/17/18 (Cat Bond) (144A)

 $

 1,290,000

 1,000,000

 6.62

 Alamo Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 1,013,700

 2,500,000

 5.78

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 2,576,250

 695,760

 Altair Re, Variable Rate Notes, 6/30/17 (d) (e)

 116,192

 500,000

 N/A

 Aozora Re, Ltd., Floating Rate Note, 4/7/23 (Cat Bond) (144A)

 501,150

 500,000

 Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/31/16 (d) (e)

 576,100

 750,000

 Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/31/17 (d) (e)

 754,875

 1,500,000

 3.82

 Atlas IX Capital DAC, Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 1,526,100

 1,250,000

 Berwick 2016-1 Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/1/18 (d) (e)

 1,281,375

 750,000

 N/A

 Blue Halo Re, Ltd., Floating Rate Note, 6/21/19 (Cat Bond) (144A)

 748,650

 750,000

 4.04

 Bosphorus, Ltd., Floating Rate Note, 8/17/18 (Cat Bond) (144A)

 757,275

 2,250,000

 5.76

 Caelus Re IV, Ltd., Floating Rate Note, 3/6/20 (Cat Bond) (144A)

 2,304,900

 3,050,000

 7.11

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 3,110,390

 750,000

 Carnosutie 2016-N,Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 11/30/20 (d) (e)

 772,950

 250,000

 4.68

 Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)

 248,000

 1,350,000

 4.50

 Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)

 1,337,175

 1,000,000

 4.02

 Cranberry Re, Ltd., Floating Rate Note, 7/6/18 (Cat Bond) (144A)

 1,016,600

 2,000,000

 2.83

 East Lane Re VI, Ltd., Floating Rate Note, 3/14/18 (Cat Bond) (144A)

 2,000,000

 1,121

 Eden Re II, Ltd., Variable Rate Notes, 4/19/18 (144A) (d) (e)

 68,199

 1,287,000

 Eden Re II, Variable Rate Notes, 4/23/19 (d) (e)

 1,321,878

 1,250,000

 7.62

 Galileo Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 1,257,125

 2,000,000

 6.48

 Gator Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 1,604,000

 1,300,000

 Gleneagles Segregated Account (KANE SAC Ltd), Variable Rate Notes, 11/30/20 (d) (e)

 1,350,440

 2,650,000

 2.42

 Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)

 2,616,875

 2,600,000

 Gullane Segregated Account (KANE SAC Ltd.), Variable Rate Note 11/30/20 (d) (e)

 2,765,620

 2,350,000

 3.98

 Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (144A)

 2,380,315

 2,500,000

 6.96

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19  (144A)

 2,536,250

 2,000,000

 9.46

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (144A)

 2,023,600

 1,000,000

 4.73

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 999,100

 3,300,000

 4.98

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 3,289,770

 1,500,000

 Kingsbarns Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 5/15/17 (d) (e)

 1,400,100

 1,800,000

 2.55

 Kizuna Re II, Ltd., Floating Rate Note, 4/6/18 (Cat Bond) (144A)

 1,796,040

 1,250,000

 Lahinch Re, Variable Rate Notes, 5/10/21 (d) (e)

 1,213,250

 4,000,000

 3.75

 Longpoint Re, Ltd. III, Floating Rate Note, 5/23/18 (Cat Bond) (144A)

 4,041,600

 750,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (d) (e)

 52,500

 2,500,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (d) (e)

 2,524,000

 2,500,000

 Madison Re. Variable Rate Notes, 3/31/19 (d) (e)

 2,523,500

 2,000,000

 2.30

 Merna Re V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 1,992,800

 1,500,000

 4.72

 MetroCat Re, Ltd., Floating Rate Note, 8/5/16 (Cat Bond) (144A)

 1,500,000

 2,250,000

 9.03

 Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 2,251,800

 2,250,000

 7.48

 Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)

 2,250,000

 2,500,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (d) (e)

 98,000

 2,800,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (d) (e)

 292,320

 1,500,000

 Pangaea Re, Variable Rate Notes, 11/30/20 (d) (e)

 1,511,700

 2,500,000

 Pangaea Re, Variable Rate Notes, 12/20/16 (d) (e)

 2,296,250

 2,500,000

 Pangaea Re., Variable Rate Notes, 2/1/20 (d) (e)

 2,547,000

 2,300,000

 Pangaea Re., Variable Rate Notes, 7/1/18 (d) (e)

 41,400

 3,500,000

 4.61

 PennUnion Re, Ltd., Floating Rate Note, 12/7/18 (Cat Bond) (144A)

 3,518,550

 1,500,000

 Port Rush Re, Variable Rate Notes, 6/15/17 (d) (e)

 1,332,768

 1,750,000

 3.76

 Queen City Re, Floating Rate Note, 1/6/17 (Cat Bond) (144A)

 1,707,650

 1,500,000

 5.83

 Queen Street X Re, Ltd., Floating Rate Note, 6/8/18 (Cat Bond) (144A)

 1,495,950

 1,750,000

 6.24

 Queen Street XI Re Dac, Floating Rate Note, 6/7/19 (Cat Bond) (144A)

 1,768,200

 1,000,000

 13.01

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 997,800

 1,500,000

 6.02

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 1,489,200

 2,900,000

 4.77

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 2,881,440

 850,000

 9.52

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 869,805

 750,000

 3.76

 Residential Reinsurance 2014, Ltd., Floating Rate Note, 6/6/18 (Cat Bond) (144A)

 751,125

 1,000,000

 7.25

 Residential Reinsurance 2015, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 986,000

 2,500,000

 Resilience Re, Ltd., 4/7/17 (Cat Bond) (c) (e)

 2,286,750

 1,250,000

 Resilience Re, Ltd., 6/12/17 (Cat Bond) (c) (e)

 1,177,250

 3,000,000

 3.23

 Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)

 2,969,100

 2,500,000

 3.73

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 2,480,000

 1,250,000

 4.21

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 1,240,000

 3,000,000

 4.03

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 2,987,100

 1,250,000

 Sector Re V, Ltd., 3/1/21 (Cat Bond) (c) (e)

 1,257,000

 3,777

 Sector Re V, Ltd., Variable Rate Notes, 12/1/19 (144A) (d) (e)

 4,983

 500,000

 Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (144A) (d) (e)

 520,200

 5,208

 Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (d) (e)

 167,428

 1,000,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/18 (144A) (d) (e)

 1,061,300

 1,250,000

 St. Andrews Segregated Account (Kane SAC Ltd.), Variance Rate Notes, 2/1/18 (d) (e)

 1,287,625

 750,000

 5.23

 Tradewynd Re, Ltd., Floating Rate Note, 1/8/18 (Cat Bond) (144A)

 753,975

 250,000

 9.96

 Tramline Re II, Ltd., Floating Rate Note, 1/4/19 (Cat Bond) (144A)

 252,425

 1,750,000

 3.48

 Tramline Re II, Ltd., Floating Rate Note, 7/7/17 (Cat Bond) (144A)

 1,747,200

 2,500,000

 5.00

 Ursa Re, Ltd., Floating Rate Note, 9/21/18 (Cat Bond) (144A)

 2,526,500

 2,700,000

 Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (d) (e)

 2,659,500

 2,500,000

 Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017 (d) (e)

 36,500

 1,000,000

 2.96

 Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 1,000,200

 2,750,000

 3.96

 Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 2,769,800

 3,800,000

 1.96

 Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)

 3,766,180

 1,000,000

 0.00

 Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A)

 1,016,100

 2,000,000

 2.38

 Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A)

 2,003,000

 $

 126,245,718

 Total Insurance

 $

 165,768,535

 Software & Services - 0.1%

 Systems Software - 0.1%

 1,937,000

 0.83

 Oracle Corp., Floating Rate Note, 7/7/17

 $

 1,939,162

 Total Software & Services

 $

 1,939,162

 Technology Hardware & Equipment - 0.1%

 Technology Hardware, Storage & Peripherals - 0.1%

 2,650,000

 1.44

 Apple, Inc., Floating Rate Note, 2/22/19

 $

 2,687,932

 Total Technology Hardware & Equipment

 $

 2,687,932

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductors - 0.1%

 2,800,000

 Intel Corp., 1.95%, 10/1/16

 $

 2,808,579

 Total Semiconductors & Semiconductor Equipment

 $

 2,808,579

 Telecommunication Services - 1.0%

 Integrated Telecommunication Services - 0.9%

 2,560,000

 AT&T, Inc., 1.4%, 12/1/17

 $

 2,564,099

 1,250,000

 AT&T, Inc., 2.4%, 3/15/17

 1,260,570

 3,925,000

 AT&T, Inc., 2.4%, 8/15/16

 3,931,202

 1,545,000

 British Telecommunications Plc, 1.25%, 2/14/17

 1,545,411

 2,750,000

 Orange SA, 2.75%, 9/14/16

 2,760,260

 11,835,000

 2.16

 Verizon Communications, Inc., Floating Rate Note, 9/15/16

 11,865,380

 $

 23,926,922

 Wireless Telecommunication Services - 0.1%

 1,500,000

 1.63

 America Movil SAB de CV, Floating Rate Note, 9/12/16

 $

 1,500,375

 Total Telecommunication Services

 $

 25,427,297

 Utilities - 1.3%

 Electric Utilities - 0.9%

 2,610,000

 1.01

 Duke Energy Corp., Floating Rate Note, 4/3/17

 $

 2,608,202

 2,285,000

 0.98

 Duke Energy Indiana LLC, Floating Rate Note, 7/11/16

 2,285,153

 7,095,000

 0.84

 Duke Energy Progress LLC, Floating Rate Note, 11/20/17

 7,072,537

 1,275,000

 0.88

 Duke Energy Progress LLC, Floating Rate Note, 3/6/17

 1,273,138

 3,925,000

 1.09

 Electricite de France SA, Floating Rate Note, 1/20/17 (144A)

 3,927,634

 2,575,000

 1.03

 Georgia Power Co., Floating Rate Note, 8/15/16

 2,575,968

 1,370,000

 PECO Energy Co., 1.2%, 10/15/16

 1,371,614

 2,700,000

 The Dayton Power & Light Co., 1.875%, 9/15/16

 2,703,513

 $

 23,817,759

 Multi-Utilities - 0.3%

 2,376,000

 Dominion Resources, Inc. Virginia, 1.95%, 8/15/16

 $

 2,378,279

 2,500,000

 0.84

 San Diego Gas & Electric Co., Floating Rate Note, 3/9/17

 2,494,270

 2,030,000

 Sempra Energy, 2.3%, 4/1/17

 2,046,802

 $

 6,919,351

 Independent Power Producers & Energy Traders - 0.1%

 670,000

 NRG Energy, Inc., 8.25%, 9/1/20

 $

 692,827

 2,500,000

 PSEG Power LLC, 2.75%, 9/15/16

 2,508,388

 $

 3,201,215

 Total Utilities

 $

 33,938,325

 TOTAL CORPORATE BONDS

 (Cost $730,521,081)

 $

 731,479,715

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.5%

 2,842

 Fannie Mae, 7.0%, 10/1/17

 $

 2,895

 14,620

 2.54

 Fannie Mae, Floating Rate Note, 1/1/48

 15,376

 24,665

 3.01

 Fannie Mae, Floating Rate Note, 10/1/32

 25,366

 5,028

 2.46

 Fannie Mae, Floating Rate Note, 11/1/23

 5,218

 22,339

 2.67

 Fannie Mae, Floating Rate Note, 2/1/34

 22,527

 17,434

 2.36

 Fannie Mae, Floating Rate Note, 9/1/32

 18,479

 2,645,000

 0.49

 Federal Farm Credit Banks, Floating Rate Note, 10/17/17

 2,642,916

 5,345

 2.61

 Federal Home Loan Mortgage Corp., Floating Rate Note, 10/1/23

 5,491

 13,610

 2.88

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/33

 14,152

 6,333

 2.81

 Federal Home Loan Mortgage Corp., Floating Rate Note, 6/1/35

 6,427

 8,925,000

 0.73

 Federal National Mortgage Association, Floating Rate Note, 10/3/16

 8,932,390

 8,583

 2.00

 Government National Mortgage Association II, Floating Rate Note, 1/20/22

 8,824

 2,600,000

 Private Export Funding Corp., 2.125%, 7/15/16

 2,601,654

 45,530,000

 0.43

 U.S. Treasury Note, Floating Rate Note, 10/31/17

 45,560,367

 32,270,000

 0.34

 U.S. Treasury Note, Floating Rate Note, 7/31/17

 32,271,226

 2,550,000

 U.S. Treasury Notes, 0.625%, 11/30/17

 2,552,091

 6,085,000

 U.S. Treasury Notes, 0.625%, 7/15/16

 6,086,016

 2,590,000

 U.S. Treasury Notes, 0.875%, 5/15/17

 2,598,094

 45,275,000

 0.53

 United States Treasury Floating Rate Note, Floating Rate Note, 1/31/18

 45,360,706

 45,075,000

 0.45

 United States Treasury Floating Rate Note, Floating Rate Note, 4/30/18

 45,080,003

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $193,837,027)

 $

 193,810,218

 FOREIGN GOVERNMENT BONDS - 0.1%

 2,775,000

 Province of Ontario Canada, 1.6%, 9/21/16

 $

 2,780,106

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $2,788,053)

 $

 2,780,106

 MUNICIPAL BONDS - 0.8% (f)

 Municipal Development - 0.4%

 10,620,000

 0.38

 Mississippi Business Finance Corp., Floating Rate Note, 11/1/35

 $

 10,620,000

 Higher Municipal Education - 0.1%

 1,400,000

 0.29

 Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/36

 $

 1,400,000

 Municipal Medical - 0.3%

 2,000,000

 0.38

 Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41

 $

 2,000,000

 6,510,000

 0.37

 The Charlotte-Mecklenburg Hospital Authority, Floating Rate Note, 1/15/26

 6,510,000

 $

 8,510,000

 Municipal Student Loan - 0.0% †

 678,711

 1.54

 Louisiana Public Facilities Authority, Floating Rate Note, 4/26/27

 $

 672,168

 TOTAL MUNICIPAL BONDS

 (Cost $21,211,446)

 $

 21,202,168

 SENIOR FLOATING RATE LOAN INTERESTS - 6.6% **

 Energy - 0.1%

 Oil & Gas Drilling - 0.0% †

 301,218

 6.00

 Drillships Financing Holding, Inc., Tranche B-1 Term Loan, 3/31/21

 $

 118,479

 864,063

 5.25

 Paragon Offshore Finance, Term Loan, 7/16/21

 246,258

 $

 364,737

 Oil & Gas Refining & Marketing - 0.0% †

 222,077

 5.25

 Western Refining, Inc., Term Loan 2013, 11/12/20

 $

 216,525

 Oil & Gas Storage & Transportation - 0.1%

 881,370

 4.75

 Penn Products Terminals LLC, Tranche B Term Loan, 4/1/22

 $

 863,743

 Total Energy

 $

 1,445,005

 Materials - 0.3%

 Commodity Chemicals - 0.0% †

 378,530

 4.50

 Tronox Pigments Holland BV, New Term Loan, 3/19/20

 $

 362,600

 Diversified Chemicals - 0.0% †

 496,250

 3.75

 Chemours Company LLC, Term Loan (First Lien), 5/12/22

 $

 480,535

 Specialty Chemicals - 0.1%

 913,295

 3.75

 Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20

 $

 913,581

 1,786

 3.50

 Chemtura Corp., New Term Loan, 8/29/16

 1,785

 248,752

 3.50

 PolyOne Corp., Term B-1 Loan, 11/12/22

 249,373

 411,150

 5.75

 PQ Corp., Tranche B-1 Term Loan, 10/28/22

 412,092

 473,757

 2.75

 WR Grace & Co-Conn, U.S. Term Loan, 1/23/21

 472,810

 $

 2,049,641

 Metal & Glass Containers - 0.1%

 634,454

 4.00

 Ardagh Holdings USA, Inc., Tranche B-3 Term Loan (First Lien), 12/17/19

 $

 634,752

 987,500

 3.50

 Owens-Brockway Glass Container, Inc., Term Loan B Facility, 8/14/22

 987,500

 $

 1,622,252

 Paper Packaging - 0.0% †

 135,709

 4.25

 Multi Packaging Solutions, Inc., Initial Dollar Tranche B Term, 9/30/20

 $

 134,692

 Aluminum - 0.1%

 1,401,585

 4.00

 Novelis, Inc., Initial Term Loan, 5/28/22

 $

 1,391,599

 Diversified Metals & Mining - 0.0% †

 618,526

 4.25

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 593,399

 500,000

 5.25

 Global Brass & Copper, Inc., Term Loan (First Lien) 6/30/23

 500,000

 $

 1,093,399

 Steel - 0.0% †

 143,954

 4.50

 TMS International Corp., Term B Loan, 10/2/20

 $

 131,718

 500,000

 6.00

 Zekelman Industries, Inc., Term Loan, 6/8/21

 500,000

 $

 631,718

 Total Materials

 $

 7,766,436

 Capital Goods - 0.7%

 Aerospace & Defense - 0.3%

 1,851,451

 4.75

 DigitalGlobe, Inc., Term Loan, 1/25/20

 $

 1,856,465

 700,000

 2.75

 Leidos, Term Loan (First Lien), 6/9/23

 700,438

 1,224,238

 5.75

 The SI Organization, Inc., Term Loan (First Lien), 11/19/19

 1,222,198

 1,270,761

 3.75

 TransDigm, Inc., Tranche C Term Loan, 2/28/20

 1,266,691

 2,355,167

 3.25

 Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21

 2,325,727

 $

 7,371,519

 Building Products - 0.1%

 962,588

 4.00

 Armstrong World Industries, Inc., Term Loan B, 2/23/23

 $

 965,796

 852,173

 4.00

 Quikrete Holdings, Inc., Initial Loan (First Lien), 9/26/20

 851,640

 783,770

 4.25

 Unifrax Corp., New Term B Loan, 12/31/19

 764,502

 $

 2,581,938

 Electrical Components & Equipment - 0.1%

 1,300,000

 0.00

 Dell International LLC, Term Loan (First Lien), 6/2/23

 $

 1,297,292

 1,036,873

 3.00

 Southwire Co., Term Loan, 1/31/21

 1,031,689

 803,565

 6.00

 WireCo WorldGroup, Inc., Term Loan, 2/15/17

 801,054

 $

 3,130,035

 Industrial Conglomerates - 0.0% †

 156,878

 5.00

 Kloeckner Pentaplast of America, Inc., Initial U.S. Borrower Dollar Term Loan, 4/22/20

 $

 157,270

 67,042

 5.00

 KP Germany Erste GmbH, Initial German Borrower Dollar Term Loan, 4/22/20

 67,209

 452,994

 4.50

 Milacron LLC, Term Loan, 9/28/20

 454,127

 $

 678,606

 Construction & Farm Machinery & Heavy Trucks - 0.0% †

 304,139

 3.50

 Terex Corp., U.S. Term Loan, 8/13/21

 $

 299,577

 Industrial Machinery - 0.1%

 231,562

 4.25

 Gardner Denver, Inc., Initial Dollar Term Loan, 7/30/20

 $

 213,254

 744,375

 0.00

 NN, Inc., Initial Term Loan, 10/2/22

 742,514

 573,772

 6.25

 Xerium Technologies, Inc., Initial Term Loan, 5/17/19

 573,055

 $

 1,528,823

 Trading Companies & Distributors - 0.1%

 847,809

 3.25

 Avis Budget Car Rental LLC, Extended Tranche B Term Loan, 3/15/22

 $

 849,929

 694,750

 4.00

 Beacon Roofing Supply, Inc., Initial Term Loan, 9/25/22

 695,944

 424,468

 3.50

 Hertz Corporation, Term Loan (First Lien), 6/30/23

 424,733

 318,295

 3.90

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 319,190

 $

 2,289,796

 Total Capital Goods

 $

 17,880,294

 Commercial Services & Supplies - 0.3%

 Environmental & Facilities Services - 0.1%

 148,125

 4.25

 Waste Industries USA, Inc., Initial Term Loan, 2/20/20

 $

 148,403

 2,830,460

 5.00

 Wheelabrator, Term B Loan, 10/15/21

 2,719,599

 126,437

 5.00

 Wheelabrator, Term C Loan, 10/15/21

 121,485

 $

 2,989,487

 Office Services & Supplies - 0.0% †

 465,000

 3.75

 West Corp., Term B-12 Loan, 6/13/23

 $

 464,419

 Diversified Support Services - 0.0% †

 740,663

 6.50

 Language Line LLC, Initial Term Loan (First Lien), 7/2/21

 $

 742,052

 Security & Alarm Services - 0.1%

 505,974

 4.25

 Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 2/12/21

 $

 506,396

 1,229,455

 4.00

 Garda World Security Corp., Term B Loan, 11/1/20

 1,198,719

 314,512

 4.00

 Garda World Security Corp., Term B Loan, 11/8/20

 306,649

 90,966

 4.25

 Monitronics International, Inc., Term B Loan, 3/23/18

 90,227

 $

 2,101,991

 Human Resource & Employment Services - 0.1%

 1,120,368

 3.75

 On Assignment, Inc., Initial Term B Loan, 6/5/22

 $

 1,122,236

 Total Commercial Services & Supplies

 $

 7,420,185

 Transportation - 0.2%

 Air Freight & Logistics - 0.0% †

 195,000

 5.25

 Syncreon Group BV, Term Loan, 9/26/20

 $

 169,650

 Airlines - 0.2%

 2,474,058

 3.25

 American Airlines, Inc., 2015 Term Loan (New), 6/27/20

 $

 2,446,999

 495,000

 3.50

 American Airlines, Inc., 2015 Term Loan, 10/10/21

 493,260

 297,750

 3.25

 Delta Air Lines Inc., Term Loan (First Lien), 8/24/22

 297,967

 723,750

 3.25

 Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18

 725,258

 241,875

 3.25

 United Airlines, Inc., Class B Term Loan, 4/1/19

 241,825

 $

 4,205,309

 Marine - 0.0% †

 1,320,280

 5.25

 Navios Maritime Partners LP, Term Loan, 6/27/18

 $

 1,151,944

 Total Transportation

 $

 5,526,903

 Automobiles & Components - 0.3%

 Auto Parts & Equipment - 0.2%

 761,516

 3.50

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 762,143

 987,500

 6.00

 BBB Industries US, Initial Term Loan,  10/15/21

 974,231

 341,387

 4.00

 Cooper Standard Intermediate Holdco 2 LLC, Term Loan, 3/28/21

 341,245

 702,306

 5.50

 Key Safety Systems, Inc., Initial Term Loan, 7/28/21

 702,306

 1,232,270

 3.75

 MPG Holdco I, Inc., Tranche B-1 Term Loan (2015), 10/20/21

 1,226,329

 362,695

 4.25

 Schaeffler AG, Facility B-USD, 5/15/20

 364,887

 804,202

 4.50

 TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22

 790,128

 1,036,345

 4.00

 Tower Automotive Holdings USA LLC, Initial Term Loan (2014), 4/23/20

 1,030,516

 291,667

 3.50

 Visteon Corp., Tranche B Loan (First Lien), 4/8/21

 291,120

 $

 6,482,905

 Tires & Rubber - 0.0% †

 400,000

 3.75

 The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19

 $

 400,833

 Automobile Manufacturers - 0.1%

 216,850

 3.50

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 217,043

 1,669,364

 3.25

 Chrysler Group LLC, Tranche B Term Loan, 12/29/18

 1,671,451

 $

 1,888,494

 Total Automobiles & Components

 $

 8,772,232

 Consumer Durables & Apparel - 0.0% †

 Apparel, Accessories & Luxury Goods - 0.0% †

 493,750

 3.25

 Hanesbrands, Inc., New Term B Loan, 4/15/22

 $

 495,756

 Total Consumer Durables & Apparel

 $

 495,756

 Consumer Services - 0.4%

 Casinos & Gaming - 0.1%

 43,667

 3.63

 Pinnacle Entertainment, Inc., Term Loan (First Lien), 3/30/23

 $

 43,667

 1,970,000

 6.00

 Scientific Games, Initial Term B-2, 10/1/21

 1,945,068

 $

 1,988,735

 Hotels, Resorts & Cruise Lines - 0.1%

 481,823

 5.25

 Four Seasons Holdings Inc., Term Loan, 6/27/20

 $

 479,615

 1,322,321

 3.50

 Hilton Worldwide Finance LLC, Initial Term Loan, 9/23/20

 1,324,801

 $

 1,804,416

 Leisure Facilities - 0.0% †

 95,930

 3.25

 Cedar Fair LP, U.S. Term Facility, 3/6/20

 $

 96,170

 986,278

 3.50

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22

 988,333

 $

 1,084,503

 Restaurants - 0.1%

 465,827

 3.75

 1011778 BC ULC, Term B-2 Loan, 12/12/21

 $

 465,633

 343,060

 4.00

 Landry's, Inc., B Term Loan, 4/24/18

 343,360

 152,735

 4.75

 NPC International, Inc., Term Loan, 12/28/18

 152,544

 823,981

 4.25

 PF Chang's China Bistro, Inc., Term Borrowing, 7/2/19

 787,932

 1,450,000

 2.75

 Yum! Brands, Inc., Term Loan (First Lien), 6/2/23

 1,454,985

 $

 3,204,454

 Education Services - 0.0% †

 589,215

 3.75

 Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20

 $

 590,043

 591,000

 4.25

 Bright Horizons Family Solutions, Inc., Term B-1 Loan, 1/30/20

 594,140

 $

 1,184,183

 Specialized Consumer Services - 0.1%

 525,000

 4.75

 Prime Security Services Borrower LLC, Term B-1 Loan (First Lien), 4/21/22

 $

 527,953

 84,437

 5.50

 USAGM HoldCo LLC, Delayed Term Loan, 7/28/22

 83,769

 425,563

 5.50

 USAGM HoldCo LLC, Incremental Term Loan, 7/28/22

 411,732

 380,858

 4.00

 Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20

 285,643

 $

 1,309,097

 Total Consumer Services

 $

 10,575,388

 Media - 0.9%

 Broadcasting - 0.4%

 1,446,113

 3.00

 CBS Outdoor Americas Capital llc, Tranche B Term Loan (First Lien), 1/15/21

 $

 1,444,606

 302,556

 4.00

 Entercom Radio llc, Term B-2 Loan, 11/23/18

 302,631

 1,002,368

 3.94

 Gray Television, Inc., Term Loan (First Lien), 6/10/21

 1,003,621

 1,000,000

 5.00

 Neptune Finco Corp., Initial Term Loan, 9/25/22

 1,004,000

 489,924

 3.25

 Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20

 483,392

 1,314,611

 3.00

 Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20

 1,308,367

 990,000

 3.50

 Sinclair Television Group, Incremental Loan, 7/30/21

 988,762

 518,396

 3.50

 The EW Scripps Co., Term Loan, 11/26/20

 517,748

 1,432,683

 4.12

 Tribune Media Co., Term B Loan, 12/27/20

 1,432,672

 652,750

 4.00

 Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 3/1/20

 649,544

 $

 9,135,343

 Cable & Satellite - 0.3%

 1,285,250

 3.00

 Charter Communications Operating LLC, Term F Loan, 1/1/21

 $

 1,278,824

 1,000,000

 3.50

 Charter Communications Operating LLC, Term I Loan (2016), 1/24/23

 1,001,607

 521,732

 3.75

 Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19

 474,124

 1,368,500

 2.92

 Mediacom Illinois LLC, Tranche F Term Loan, 3/31/18

 1,360,160

 1,136,553

 3.60

 Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22

 1,112,165

 1,072,383

 3.65

 Ziggo BV, Tranche B-1 Term Loan (First Lien), 1/15/22

 1,049,372

 691,064

 3.65

 Ziggo BV, Tranche B-2 Term Loan (First Lien), 1/15/22

 676,235

 $

 6,952,487

 Movies & Entertainment - 0.2%

 1,439,276

 4.00

 AMC Entertainment, Inc., Initial Term Loan, 4/30/20

 $

 1,442,125

 745,283

 3.25

 Kasima LLC, Term Loan, 5/17/21

 745,050

 756,605

 3.50

 Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20

 757,078

 1,005,508

 3.75

 Rovi Solutions Corp., Term B Loan, 7/2/21

 988,540

 582,000

 3.50

 Seminole Hard Rock Entertainment, Inc., Term Loan, 5/14/20

 580,302

 1,069,750

 3.75

 WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/1/20

 1,060,223

 $

 5,573,318

 Publishing - 0.0% †

 736,569

 0.00

 Quincy Newspapers, Inc., Term Loan B, 10/19/22

 $

 738,411

 Total Media

 $

 22,399,559

 Retailing - 0.1%

 Home Improvement Retail - 0.1%

 1,209,375

 4.50

 Apex Tool Group LLC, Term Loan, 2/1/20

 $

 1,193,880

 Specialty Stores - 0.0% †

 970,000

 3.75

 Michaels Stores, Inc., Term B Loan, 1/28/20

 $

 968,586

 Automotive Retail - 0.0% †

 468,872

 3.00

 Avis Budget Car Rental LLC, Tranche B Term Loan, 3/15/19

 $

 468,579

 358,813

 5.75

 CWGS Group LLC, Term Loan, 2/20/20

 355,673

 $

 824,252

 Total Retailing

 $

 2,986,718

 Food & Staples Retailing - 0.1%

 Food Distributors - 0.0% †

 101,383

 4.75

 Advance Pierre Foods, Inc., Term Loan (First Lien), 5/18/23

 $

 101,408

 Food Retail - 0.1%

 498,750

 4.75

 Albertsons LLC, 2016-1 Term B-5 Loan, 12/21/22

 $

 499,551

 1,377,731

 4.75

 Albertsons LLC, Term B-6 Loan, 6/1/23

 1,377,839

 $

 1,877,390

 Total Food & Staples Retailing

 $

 1,978,798

 Food, Beverage & Tobacco - 0.3%

 Agricultural Products - 0.1%

 1,554,225

 3.25

 Darling International, Inc., Term B USD Loan, 12/19/20

 $

 1,556,634

 Packaged Foods & Meats - 0.2%

 533,425

 3.75

 B&G Foods, Inc., Tranche B Term Loan, 10/5/22

 $

 535,425

 746,250

 4.00

 JBS USA LLC, 2015 Incremental Term Loan, 9/18/22

 745,551

 874,626

 3.75

 JBS USA LLC, Initial Term Loan, 5/25/18

 876,266

 568,000

 5.25

 Keurig Green Mountain, Inc., Term B USD Loan, 2/10/23

 569,538

 2,158,833

 3.25

 Pinnacle Foods Finance LLC, Tranche G Term Loan, 4/29/20

 2,161,724

 235,423

 3.75

 Post Holdings, Inc., Tranche B Loan (First Lien), 5/23/21

 236,138

 $

 5,124,642

 Total Food, Beverage & Tobacco

 $

 6,681,276

 Household & Personal Products - 0.1%

 Household Products - 0.0% †

 598,997

 3.51

 Spectrum Brands, Inc., USD Term Loan, 6/16/22

 $

 600,073

 Personal Products - 0.1%

 237,497

 5.00

 NBTY, Inc., Dollar Term B Loan, 4/27/23

 $

 236,532

 352,818

 4.00

 Revlon Consumer Products Corp., Acquisition Term Loan, 8/19/19

 353,149

 941,944

 3.25

 Revlon Consumer Products Corp., Replacement Term Loan, 11/19/17

 942,679

 $

 1,532,360

 Total Household & Personal Products

 $

 2,132,433

 Health Care Equipment & Services - 0.6%

 Health Care Supplies - 0.1%

 1,468,845

 5.00

 Kinetic Concepts, Inc., Dollar Term F Loan, 11/30/20

 $

 1,465,173

 992,500

 4.25

 Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4/27/22

 982,575

 $

 2,447,748

 Health Care Services - 0.2%

 532,749

 6.50

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 $

 511,439

 319,650

 6.50

 BioScrip, Inc., Term Loan, 7/31/20

 306,864

 593,611

 4.00

 BSN Medical GmbH & Co. KG, Facility B1A, 8/28/19

 592,127

 466,716

 3.50

 DaVita HealthCare Partners, Inc., Tranche B Loan (First Lien), 6/19/21

 468,223

 1,229,671

 4.25

 Envision Healthcare Corp., Initial Term Loan, 5/25/18

 1,231,208

 66,145

 7.75

 inVentiv Health, Inc., Term B-3 Loan, 5/15/18

 66,021

 493,687

 4.25

 National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21

 491,218

 903,375

 4.25

 Pharmaceutical Product Development LLC, Initial Term Loan, 8/6/22

 897,390

 $

 4,564,490

 Health Care Facilities - 0.2%

 24,913

 3.38

 CHS, Incremental 2019 Term G Loan, 12/31/19

 $

 24,280

 45,838

 4.00

 CHS, Incremental 2021 Term H Loan, 1/27/21

 44,750

 1,961,801

 3.71

 HCA, Inc., Tranche B-6 Term Loan, 3/8/23

 1,971,457

 480,057

 4.50

 IASIS Healthcare LLC, Term B-2 Loan, 5/3/18

 479,557

 1,088,891

 4.25

 Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21

 1,061,669

 224,806

 6.00

 Select Medical Corp., Series E Tranche B Term Loan, 6/1/18

 225,227

 997,500

 6.00

 Select Medical Corp., Series F Tranche B Term Loan, 3/4/21

 995,605

 972,500

 6.75

 Steward Health Care System LLC, Term Loan, 4/10/20

 962,775

 498,750

 6.25

 Vizient, Inc., Initial Term Loan, 2/9/23

 501,867

 $

 6,267,187

 Managed Health Care - 0.0% †

 750,000

 0.00

 Prospect Medical Holdings, Inc., Term Loan (First Lien), 6/20/22

 $

 742,031

 Health Care Technology - 0.1%

 2,079,275

 3.75

 Change Healthcare Holdings, Inc., Term B-2 Loan, 11/2/18

 $

 2,081,225

 824,741

 4.25

 ConvaTec, Inc., Dollar Term Loan, 12/22/16

 825,257

 $

 2,906,482

 Total Health Care Equipment & Services

 $

 16,927,938

 Pharmaceuticals, Biotechnology & Life Sciences - 0.4%

 Biotechnology - 0.1%

 1,108,330

 3.50

 Alkermes, Inc., 2019 Term Loan, 9/25/19

 $

 1,105,559

 Pharmaceuticals - 0.3%

 1,243,750

 5.25

 Concordia Healthcare Corp., Initial Dollar Term Loan, 10/20/21

 $

 1,204,105

 298,900

 4.25

 DPx Holdings BV, 2015 Incremental Dollar Term Loan, 1/23/21

 291,876

 692,820

 3.75

 Endo Luxembourg Finance I Co Sarl, 2015 Incremental Term B Loan, 6/24/22

 683,355

 513,188

 3.46

 Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21

 513,712

 953,063

 3.25

 Mallinckrodt International Finance SA, Initial Term B Loan, 3/6/21

 942,043

 682,294

 3.53

 Prestige Brands, Inc., Term B-3 Loan, 9/3/21

 683,288

 612,898

 3.25

 RPI Finance Trust, Term B-3 Term Loan, 11/9/18

 613,281

 996,893

 3.50

 RPI Finance Trust, Term B-4 Term Loan, 11/9/20

 998,362

 496,225

 4.75

 Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19

 483,199

 206,761

 4.50

 Valeant Pharmaceuticals International, Inc., Series D-2 Tranche B Term Loan, 2/13/19

 201,333

 1,274,054

 4.75

 Valeant Pharmaceuticals International, Inc., Series E-1 Tranche B Term Loan, 8/5/20

 1,237,744

 $

 7,852,298

 Life Sciences Tools & Services - 0.0% †

 500,000

 5.75

 Albany Molecular Research, Inc., Term Loan, 7/14/21

 $

 495,625

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 9,453,482

 Banks - 0.0% †

 Thrifts & Mortgage Finance - 0.0% †

 399,044

 5.50

 Ocwen Financial Corp., Initial Term Loan, 1/15/18

 $

 392,559

 Total Banks

 $

 392,559

 Diversified Financials - 0.2%

 Other Diversified Financial Services - 0.1%

 323,752

 3.50

 AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18

 $

 324,561

 1,295,000

 3.50

 Delos Finance SARL, Tranche B Term Loan, 2/27/21

 1,295,000

 1,994,589

 3.50

 Fly Funding II Sarl, Loan, 8/9/19

 1,991,161

 485,000

 5.00

 Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19

 454,688

 $

 4,065,410

 Specialized Finance - 0.1%

 1,191,205

 4.25

 Mirror BidCo Corp., New Incremental Term Loan, 12/18/19

 $

 1,190,957

 588,000

 3.25

 SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3/31/21

 582,977

 $

 1,773,934

 Total Diversified Financials

 $

 5,839,344

 Insurance - 0.1%

 Insurance Brokers - 0.1%

 1,071,379

 4.25

 USI Insurance Services LLC, Term B Loan, 12/30/19

 $

 1,062,406

 Life & Health Insurance - 0.0% †

 38,194

 6.75

 Integro, Ltd., Delayed Draw Term Loan (First Lien), 10/9/22

 $

 37,622

 708,269

 6.75

 Integro, Ltd., Initial Term Loan (First Lien), 10/9/22

 697,645

 $

 735,267

 Multi-line Insurance - 0.0% †

 71,762

 4.50

 Alliant Holdings I LLC, Initial Term Loan, 7/28/22

 $

 70,985

 Property & Casualty Insurance - 0.0% †

 486,076

 5.75

 Confie Seguros Holding II Co., Term B Loan (First Lien), 11/9/18

 $

 481,012

 Total Insurance

 $

 2,349,670

 Real Estate - 0.2%

 Mortgage REIT - 0.1%

 1,561,829

 3.50

 Starwood Property Trust, Inc., Term Loan, 4/17/20

 $

 1,550,766

 Hotel & Resort REIT - 0.0% †

 1,132,163

 4.00

 MGM Growth Properties Operating Partnership LP, Term B Loan, 4/7/23

 $

 1,135,877

 Retail REIT - 0.1%

 1,689,151

 4.25

 DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien), 11/4/21

 $

 1,673,948

 Specialized REIT - 0.0% †

 396,000

 5.00

 Communications Sales & Leasing, Inc., Term Loan, 10/16/22

 $

 392,288

 972,437

 3.25

 The GEO Group, Inc., Term Loan, 4/3/20

 972,437

 $

 1,364,725

 Real Estate Services - 0.0% †

 971,528

 4.50

 Altisource Solutions Sarl, Term B Loan, 12/9/20

 $

 830,656

 Total Real Estate

 $

 6,555,972

 Software & Services - 0.1%

 IT Consulting & Other Services - 0.0% †

 393,000

 5.75

 Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21

 $

 314,400

 173,290

 3.75

 NXP BV, Tranche B Loan, 10/30/20

 173,859

 224,825

 4.50

 PSAV Presentation Services, Tranche B Term Loan (First Lien), 1/24/21

 222,577

 $

 710,836

 Data Processing & Outsourced Services - 0.0% †

 500,000

 4.25

 Wex, Inc., Term Loan (First Lien), 6/24/23

 $

 498,750

 Application Software - 0.1%

 462,398

 4.50

 Epiq Systems, Inc., Term Loan, 8/27/20

 $

 460,086

 325,732

 3.50

 Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19

 325,732

 $

 785,818

 Home Entertainment Software - 0.0% †

 240,708

 3.25

 Activision Blizzard, Inc., Term Loan, 7/26/20

 $

 241,611

 203,549

 5.25

 Micro Focus International, Term Loan B, 10/7/21

 203,753

 $

 445,364

 Total Software & Services

 $

 2,440,768

 Technology Hardware & Equipment - 0.3%

 Communications Equipment - 0.2%

 1,866,151

 3.41

 Belden Finance 2013 LP, Initial Term Loan, 9/9/20

 $

 1,863,236

 119,741

 3.54

 CommScope, Inc., Tranche 4 Term Loan, 1/14/18

 119,779

 1,985,000

 3.75

 CommScope, Inc., Tranche 5 Term Loan (2015), 12/29/22

 1,989,032

 $

 3,972,047

 Technology Hardware, Storage & Peripherals - 0.0% †

 1,000,000

 5.25

 Diebold, Inc., Term Loan (First Lien), 3/18/23

 $

 999,375

 Electronic Equipment Manufacturers - 0.0% †

 879,545

 4.00

 Zebra Technologies Corp., Refinancing Term Loan, 12/27/21

 $

 882,661

 Technology Distributors - 0.1%

 1,141,157

 3.25

 CDW LLC, Term Loan, 4/25/20

 $

 1,141,870

 286,518

 5.00

 Deltek, Inc., Term Loan (First Lien), 12/31/22

 286,219

 $

 1,428,089

 Total Technology Hardware & Equipment

 $

 7,282,172

 Semiconductors & Semiconductor Equipment - 0.2%

 Semiconductor Equipment - 0.1%

 1,910,134

 2.88

 Sensata Technologies BV, Sixth Amendment Term Loan, 10/14/21

 $

 1,912,044

 Semiconductors - 0.1%

 2,369,063

 4.25

 Avago Technologies Finance, Term Loan (First Lien), 11/13/22

 $

 2,371,860

 65,268

 5.25

 Microsemi Corp., Closing Date Term B Loan, 12/17/22

 65,234

 875,000

 5.25

 ON Semiconductor Corp., Term Loan (First Lien), 3/31/23

 881,094

 $

 3,318,188

 Total Semiconductors & Semiconductor Equipment

 $

 5,230,232

 Telecommunication Services - 0.3%

 Cable & Satellite - 0.0% †

 650,341

 3.50

 Telesat Canada, U.S. Term B Loan, 3/28/19

 $

 647,903

 Integrated Telecommunication Services - 0.2%

 1,218,750

 4.00

 Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20

 $

 1,213,926

 653,400

 4.00

 GCI Holdings, Inc., New Term B Loan, 2/2/22

 654,830

 1,000,000

 0.00

 Level 3 Financing, Inc., Tranche B-II 2022 Term Loan, 5/31/22

 997,625

 1,484,673

 3.65

 Virgin Media Investment Holdings, Ltd., F Facility, 6/30/23

 1,449,678

 24,688

 3.25

 West Corp., B-10 Term Loan (First Lien), 6/30/18

 24,669

 698,039

 3.50

 Windstream Services LLC, Tranche B-5 Term Loan, 8/8/19

 695,713

 $

 5,036,441

 Wireless Telecommunication Services - 0.1%

 1,100,676

 4.25

 Altice US Finance I Corp., Initial Term Loan, 12/14/22

 $

 1,100,125

 550,324

 4.00

 Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19

 415,494

 348,250

 3.50

 T-Mobile USA, Inc., Senior Lien Term Loan, 11/3/22

 349,801

 $

 1,865,420

 Total Telecommunication Services

 $

 7,549,764

 Utilities - 0.4%

 Electric Utilities - 0.2%

 2,266,851

 5.63

 APLP Holdings LP, Term Loan, 4/12/23

 $

 2,271,101

 1,164,000

 3.00

 Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20

 1,143,145

 739,485

 5.25

 Terra-Gen Finance Company, Term Loan, 11/26/21

 635,957

 $

 4,050,203

 Independent Power Producers & Energy Traders - 0.2%

 547,250

 0.00

 Calpine Corp., Term Loan (2015), 1/15/23

 $

 544,514

 287,100

 3.50

 Calpine Corp., Term Loan, 5/28/22

 284,408

 200,000

 4.64

 Dynegy, Inc., Term Loan (First Lien), 6/27/23

 197,450

 448,846

 4.00

 Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20

 440,243

 1,651,739

 2.75

 NRG Energy, Inc., Term Loan (2013), 7/1/18

 1,649,331

 1,389,204

 5.25

 NSG Holdings LLC, New Term Loan, 12/11/19

 1,385,731

 935,109

 7.00

 TerraForm AP Acquisition Holdings LLC, Term Loan, 6/26/22

 853,287

 $

 5,354,964

 Total Utilities

 $

 9,405,167

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $171,403,304)

 $

 169,488,051

 TEMPORARY CASH INVESTMENTS - 1.5%

 Commercial Paper - 0.8%

 2,600,000

 1.34

 Bank of Montreal, Floating Rate Note, 3/16/18

 $

 2,598,877

 3,270,000

 Bank of Tokyo-Mitsubishi UFJ Commercial Paper, 7/6/16 (c)

 3,269,785

 151,000

 BMO Harris Bank NA, 1.0%, 4/24/17

 151,286

 2,340,000

 0.74

 Mizuho Bank Ltd., Floating Rate Note, 7/15/16

 2,340,389

 1,715,000

 0.98

 Sumitomo Mitsui Banking Corp. New York, Floating Rate Note, 5/2/17

 1,703,852

 2,500,000

 0.81

 Svenska Handelsbanken New York NY, Floating Rate Note, 8/17/16

 2,500,970

 7,600,000

 Yale University, Commercial Paper, 7/15/16 (c)

 7,598,860

 $

 20,164,019

 Repurchase Agreements - 0.7%

 6,510,000

 $6,510,000 ScotiaBank, 0.42%, dated 6/30/16 plus accrued interest on 7/1/16 collateralized by the following:

 $6,635,478 Federal National Mortgage Association, 3.5% - 4.0%, 1/1/46 - 4/1/46

 $4,800 Fannie Mae, 7.25%, 5/15/30

 6,510,000

 6,510,000

 $6,510,000 RBC Capital Markets LLC, 0.42%, dated 6/30/16 plus accrued interest on 7/1/16 collateralized by the following:

 $3,297,975 Government National Mortgage Association II, 3.0% - 4.0%, 10/20/43 - 6/20/46

 $3,340,403 Federal National Mortgage Association, 3.5% - 5.5%, 5/1/25 - 3/1/46

 $1,822 Freddie Mac Giant, 3.5%, 2/1/30

 6,510,000

 6,510,000

 $6,510,000 TD Securities USA LLC, 0.35%, dated 6/30/16 plus accrued interest on 7/1/16 collateralized by the following:

 $6,640,278 U.S. Treasury Notes, 2.25%, 11/30/17 - 11/15/24

 6,510,000

 $

 19,530,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $39,705,507)

 $

 39,694,019

 TOTAL INVESTMENT IN SECURITIES - 101.4%

 (Cost $2,637,817,003) (a)

 $

 2,629,757,266

 OTHER ASSETS & LIABILITIES - (1.4)%

 $

 (36,232,848)

 TOTAL NET ASSETS - 100.0%

 $

 2,593,524,418

 †

 Amount rounds to less than 0.1%.

 (Cat Bond)

 Catastrophe or event-linked bond. At June 30, 2016, the value of these securities amounted to $88,727,600 or 3.4% of total net assets. See Notes to Financial

 Statements — Note 1H.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2016, the value of these securities amounted to

$1,034,707,604 or 39.9% of total net assets.

 REIT

 Real Estate Investment Trust.

 REMICS

 Real Estate Mortgage Investment Conduits.

 ARM

 Adjustable Rate Mortgage

 Strips

 Separate trading of Registered interest and principal of securities.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At June 30, 2016, the net unrealized depreciation on investments based on cost for federal income tax purposes of $2,642,346,745 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

             1,062,577

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

          (13,652,056)

 Net unrealized depreciation

 $

          (12,589,479)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (d)

 Rate to be determined.

 (e)

 Structured reinsurance investment. At June 30, 2016, the value of these securities amounted to $35,298,953 or 1.4% of total net assets.

 (f)

 Consists of Revenue Bonds unless otherwise indicated.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund’s assets:

 Level 1

 Level 2

  Level 3

 Total

 Asset Backed Securities

  $                      -

  $           731,473,088

  $                          -

  $           731,473,088

 Collateralized Mortgage Obligations

                       -

              739,829,901

                            -

              739,829,901

 Corporate Bonds

   Insurance

     Reinsurance

                       -

                90,946,765

               35,298,953

              126,245,718

   All Other Corporate Bonds

                       -

              605,233,997

                            -

              605,233,997

 U.S. Government and Agency Obligations

                       -

              193,810,218

                            -

              193,810,218

 Foreign Government Bond

                       -

                  2,780,106

                            -

                  2,780,106

 Municipal Bonds

                       -

                21,202,168

                            -

                21,202,168

 Senior Floating Rate Loan Interests

                       -

              169,488,051

                            -

              169,488,051

 Repurchase Agreements

                       -

                19,530,000

                            -

                19,530,000

 Commercial Paper

                       -

                20,164,019

                            -

                20,164,019

 Total

  $                   -

  $     2,594,458,313

  $         35,298,953

  $     2,629,757,266

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

  Corporate

 Bonds

 Balance as of 3/31/16

  $       25,387,932

 Realized gain (loss)1

                 23,083

 Change in unrealized appreciation (depreciation)2

                   5,295

 Purchases

           15,671,158

 Sales

           (5,788,515)

 Transfers in to Level 3*

                       -

 Transfers out of Level 3*

                       -

 Balance as of 6/30/16

  $       35,298,953

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation)

 on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values.  During the period ended June 30, 2016, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 6/30/16

  $            110,855

 Pioneer Fundamental Growth Fund

 Schedule of Investments 6/30/2016 (Unaudited)

 Shares

 Value

 COMMON STOCKS - 97.6%

 Energy - 2.2%

 Oil & Gas Equipment & Services - 1.1%

 558,329

 Schlumberger, Ltd.

 $

 44,152,657

 Oil & Gas Exploration & Production - 1.1%

 1,726,422

 Cabot Oil & Gas Corp.

 $

 44,438,102

 Total Energy

 $

 88,590,759

 Materials - 3.2%

 Specialty Chemicals - 3.2%

 635,999

 Ecolab, Inc.

 $

 75,429,481

 439,341

 International Flavors & Fragrances, Inc.

 55,387,720

 $

 130,817,201

 Total Materials

 $

 130,817,201

 Capital Goods - 6.4%

 Aerospace & Defense - 3.9%

 794,249

 Raytheon Co.

 $

 107,978,152

 532,912

 United Technologies Corp.

 54,650,126

 $

 162,628,278

 Industrial Conglomerates - 2.5%

 582,610

 3M Co.

 $

 102,026,663

 Total Capital Goods

 $

 264,654,941

 Transportation - 2.2%

 Air Freight & Logistics - 2.2%

 843,562

 United Parcel Service, Inc. (Class B)

 $

 90,868,499

 Total Transportation

 $

 90,868,499

 Consumer Durables & Apparel - 1.2%

 Footwear - 1.2%

 858,072

 NIKE, Inc. (Class B)

 $

 47,365,574

 Total Consumer Durables & Apparel

 $

 47,365,574

 Consumer Services - 1.9%

 Restaurants - 1.9%

 1,329,244

 Starbucks Corp.

 $

 75,926,417

 Total Consumer Services

 $

 75,926,417

 Media - 5.7%

 Movies & Entertainment - 5.7%

 1,281,613

 The Walt Disney Co.

 $

 125,367,384

 1,481,656

 Time Warner, Inc.

 108,960,982

 $

 234,328,366

 Total Media

 $

 234,328,366

 Retailing - 11.0%

 Internet Retail - 3.5%

 200,434

 Amazon.com, Inc. *

 $

 143,434,579

 Apparel Retail - 1.8%

 1,310,451

 Ross Stores, Inc.

 $

 74,289,467

 Home Improvement Retail - 4.2%

 1,342,042

 The Home Depot, Inc.

 $

 171,365,343

 Automotive Retail - 1.5%

 235,653

 O'Reilly Automotive, Inc. *

 $

 63,885,528

 Total Retailing

 $

 452,974,917

 Food & Staples Retailing - 4.0%

 Drug Retail - 4.0%

 1,723,755

 CVS Health Corp.

 $

 165,032,304

 Total Food & Staples Retailing

 $

 165,032,304

 Food, Beverage & Tobacco - 8.4%

 Soft Drinks - 3.2%

 1,249,202

 PepsiCo., Inc.

 $

 132,340,460

 Packaged Foods & Meats - 1.8%

 633,908

 The Hershey Co.

 $

 71,942,219

 Tobacco - 3.4%

 2,598,658

 Reynolds American, Inc.

 $

 140,145,626

 Total Food, Beverage & Tobacco

 $

 344,428,305

 Household & Personal Products - 3.3%

 Household Products - 3.3%

 886,004

 Colgate-Palmolive Co.

 $

 64,855,493

 522,852

 Kimberly-Clark Corp.

 71,881,693

 $

 136,737,186

 Total Household & Personal Products

 $

 136,737,186

 Health Care Equipment & Services - 4.5%

 Health Care Equipment - 4.5%

 753,195

 Edwards Lifesciences Corp. *

 $

 75,116,137

 1,272,514

 Medtronic PLC

 110,416,040

 $

 185,532,177

 Total Health Care Equipment & Services

 $

 185,532,177

 Pharmaceuticals, Biotechnology & Life Sciences - 14.9%

 Biotechnology - 6.6%

 1,271,973

 Celgene Corp. *

 $

 125,454,697

 1,418,523

 Gilead Sciences, Inc. *

 118,333,189

 317,409

 Vertex Pharmaceuticals, Inc. *

 27,303,522

 $

 271,091,408

 Pharmaceuticals - 4.7%

 439,205

 Allergan plc

 $

 101,495,883

 739,989

 Johnson & Johnson

 89,760,666

 $

 191,256,549

 Life Sciences Tools & Services - 3.6%

 1,013,775

 Thermo Fisher Scientific, Inc.

 $

 149,795,394

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 612,143,351

 Diversified Financials - 2.7%

 Specialized Finance - 2.7%

 437,673

 Intercontinental Exchange, Inc.

 $

 112,026,781

 Total Diversified Financials

 $

 112,026,781

 Software & Services - 16.6%

 Internet Software & Services - 5.5%

 328,249

 Alphabet, Inc. (Class C)

 $

 227,181,132

 IT Consulting & Other Services - 2.2%

 1,541,553

 Cognizant Technology Solutions Corp. *

 $

 88,238,494

 Data Processing & Outsourced Services - 4.0%

 1,874,819

 MasterCard, Inc.

 $

 165,096,561

 Systems Software - 4.9%

 3,895,762

 Microsoft Corp.

 $

 199,346,142

 Total Software & Services

 $

 679,862,329

 Technology Hardware & Equipment - 7.6%

 Computer Storage & Peripherals - 7.6%

 2,270,516

 Apple, Inc.

 $

 217,061,330

 3,546,509

 EMC Corp.

 96,358,650

 $

 313,419,980

 Total Technology Hardware & Equipment

 $

 313,419,980

 Semiconductors & Semiconductor Equipment - 1.8%

 Semiconductors - 1.8%

 1,293,609

 Analog Devices, Inc.

 $

 73,270,014

 Total Semiconductors & Semiconductor Equipment

 $

 73,270,014

 TOTAL COMMON STOCKS

 (Cost $3,364,214,982)

 $

 4,007,979,101

 Principal Amount ($)

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%

 31,030,000

 U.S. Treasury Bills, 7/14/16 (b)

 $

 31,028,604

 24,310,000

 U.S. Treasury Bills, 7/21/16 (b)

 24,307,520

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $55,334,564)

 $

 55,336,124

 TEMPORARY CASH INVESTMENTS - 0.2%

 Repurchase Agreements - 0.2%

 10,000,000

 $10,000,000 ScotiaBank, 0.42%, dated 6/30/16 plus accrued interest on 7/1/16 collateralized by the following:

 $7,835,161 U.S. Treasury Notes, 0.125%, 4/15/17

 $2,365,006 Government National Mortgage Association, 3.5%, 11/20/45

 $

 10,000,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $10,000,000)

 $

 10,000,000

 TOTAL INVESTMENT IN SECURITIES - 99.2%

 (Cost $3,429,549,546) (a)

 $

 4,073,315,225

 OTHER ASSETS & LIABILITIES - 0.8%

 $

 34,093,404

 TOTAL NET ASSETS - 100.0%

 $

 4,107,408,629

 *

 Non-income producing security.

 (a)

 At June 30, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $3,432,564,622 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

              683,367,221

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

               (42,616,618)

 Net unrealized appreciation

 $

              640,750,603

 (b)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $        4,007,979,101

  $                   -

  $             -

  $        4,007,979,101

 U.S. Government And Agency Obligations

                            -

          55,336,124

                -

                55,336,124

 Repurchase Agreements

                            -

          10,000,000

                -

                10,000,000

 Total

  $     4,007,979,101

  $    65,336,124

  $            -

  $     4,073,315,225

 During the period ended June 30, 2016, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust X By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date August 26, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date August 26, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date August 26, 2016 * Print the name and title of each signing officer under his or her signature.